UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity MSCI Consumer Discretionary Index ETF

October 31, 2016

1.9584803.102

T01-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 2.9%
Auto Parts & Equipment – 2.5%
Adient PLC (a)	6,914	$314,670
American Axle & Manufacturing Holdings, Inc. (a)	5,326	95,442
Autoliv, Inc.	6,534	632,361
BorgWarner, Inc.	16,123	577,848
Cooper-Standard Holding, Inc. (a)	944	86,159
Dana, Inc.	10,846	167,896
Delphi Automotive PLC	20,214	1,315,325
Dorman Products, Inc. (a)	2,287	146,917
Drew Industries, Inc.	1,717	153,757
Federal-Mogul Holdings Corp. Class A (a)	2,481	22,974
Fox Factory Holding Corp. (a)	1,748	37,932
Gentex Corp.	21,462	362,922
Gentherm, Inc. (a)	2,663	74,963
Lear Corp.	5,465	670,993
Metaldyne Performance Group, Inc.	1,243	19,204
Modine Manufacturing Co. (a)	3,413	37,372
Motorcar Parts of America, Inc. (a)	1,339	35,135
Standard Motor Products, Inc.	1,494	73,057
Stoneridge, Inc. (a)	1,942	28,780
Superior Industries International, Inc.	1,574	38,563
Tenneco, Inc. (a)	4,250	234,048
Tower International, Inc.	1,566	33,982
Visteon Corp.	2,498	176,384

		5,336,684

Tires & Rubber – 0.4%
Cooper Tire & Rubber Co.	4,034	148,250
The Goodyear Tire & Rubber Co.	19,704	572,007

		720,257

TOTAL AUTO COMPONENTS		6,056,941

AUTOMOBILES – 4.4%
Automobile Manufacturers – 4.0%
Ford Motor Co.	274,439	3,221,914
General Motors Co.	102,601	3,242,191
Tesla Motors, Inc. (a)	8,642	1,708,783
Thor Industries, Inc.	3,709	294,161
Winnebago Industries, Inc.	1,980	55,935

		8,522,984

Motorcycle Manufacturers – 0.4%
Harley-Davidson, Inc.	13,414	764,866

TOTAL AUTOMOBILES		9,287,850

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	3,387	119,730
Genuine Parts Co.	11,081	1,003,828
LKQ Corp. (a)	22,717	733,305
Pool Corp.	3,129	289,683
Weyco Group, Inc.	476	12,047

TOTAL DISTRIBUTORS		2,158,593

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.5%
American Public Education, Inc. (a)	1,160	$23,374
Apollo Group, Inc. Class A (non-vtg.) (a)	7,534	66,224
Bridgepoint Education, Inc. (a)	1,444	9,761
Bright Horizons Family Solutions, Inc. (a)	3,471	232,245
Capella Education Co.	862	63,012
Career Education Corp. (a)	5,002	35,964
Chegg, Inc. (a)	4,303	28,615
DeVry Education Group, Inc.	4,369	99,176
Graham Holdings Co. Class B	332	157,700
Grand Canyon Education, Inc. (a)	3,262	142,354
Houghton Mifflin Harcourt Co. (a)	7,678	97,127
K12, Inc. (a)	2,575	27,913
Strayer Education, Inc. (a)	770	45,168

		1,028,633

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	1,098	25,957
H&R Block, Inc.	16,668	382,864
LifeLock, Inc. (a)	6,549	105,439
Regis Corp. (a)	2,739	34,730
Service Corp. International	14,378	368,077
ServiceMaster Global Holdings, Inc. (a)	10,081	360,799
Sotheby’s	3,436	123,284
Weight Watchers International, Inc. (a)	2,114	21,732

		1,422,882

TOTAL DIVERSIFIED CONSUMER SERVICES		2,451,515

HOTELS, RESTAURANTS & LEISURE – 15.8%
Casinos & Gaming – 1.9%
Boyd Gaming Corp. (a)	6,163	110,071
Caesars Acquisition Co. Class A (a)	3,519	40,996
Caesars Entertainment Corp. (a)	3,744	26,583
Churchill Downs, Inc.	983	133,688
Eldorado Resorts, Inc. (a)	1,717	20,776
Isle of Capri Casinos, Inc. (a)	1,794	37,674
Las Vegas Sands Corp.	32,364	1,873,228
MGM Resorts International (a)	33,487	876,355
Penn National Gaming, Inc. (a)	5,386	69,641
Pinnacle Entertainment, Inc. (a)	4,253	50,398
Scientific Games Corp. Class A (a)	3,844	47,666
Wynn Resorts Ltd.	6,033	570,420

		3,857,496

Hotels, Resorts & Cruise Lines – 3.1%
Belmond Ltd. Class A (a)	6,686	86,583
Carnival Corp.	27,058	1,328,548
Choice Hotels International, Inc.	2,695	130,573
Extended Stay America, Inc.	6,520	93,236
Hilton Worldwide Holdings, Inc.	40,318	911,187
ILG, Inc.	8,594	140,770
La Quinta Holdings, Inc. (a)	6,600	66,066
Lindblad Expeditions Holdings, Inc. (a)	1,497	12,260
Marcus Corp.	1,218	32,277

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Marriott International, Inc. Class A	24,486	$1,682,188
Marriott Vacations Worldwide Corp.	1,755	111,583
Norwegian Cruise Line Holdings Ltd. (a)	11,775	457,694
Royal Caribbean Cruises Ltd.	12,753	980,323
Wyndham Worldwide Corp.	8,295	546,143

		6,579,431

Leisure Facilities – 0.5%
ClubCorp Holdings, Inc.	4,806	55,509
International Speedway Corp. Class A	1,949	64,122
Intrawest Resorts Holdings, Inc. (a)	1,029	16,886
Planet Fitness, Inc., Class A (a)	2,730	57,876
SeaWorld Entertainment, Inc.	4,866	68,173
Six Flags Entertainment Corp.	5,562	309,525
Speedway Motorsports, Inc.	902	16,967
Vail Resorts, Inc.	2,960	471,942

		1,061,000

Restaurants – 10.3%
Aramark	17,089	636,223
Biglari Holdings, Inc. (a)	86	37,683
BJ’s Restaurants, Inc. (a)	1,406	50,757
Bloomin’ Brands, Inc.	8,435	145,925
Bob Evans Farms, Inc.	1,296	53,421
Bojangles’, Inc. (a)	682	10,094
Brinker International, Inc.	4,186	206,119
Buffalo Wild Wings, Inc. (a)	1,382	201,288
Carrols Restaurant Group, Inc. (a)	2,631	32,887
Chipotle Mexican Grill, Inc. (a)	2,163	780,324
Chuys Holdings, Inc. (a)	1,209	34,336
Cracker Barrel Old Country Store, Inc.	1,410	194,580
Darden Restaurants, Inc.	8,920	577,927
Dave & Buster’s Entertainment, Inc. (a)	2,289	94,650
Del Frisco’s Restaurant Group, Inc. (a)	1,687	24,124
Del Taco Restaurants, Inc. (a)	2,530	33,927
Denny’s Corp. (a)	5,573	57,792
DineEquity, Inc.	1,217	96,265
Domino’s Pizza, Inc.	3,716	628,896
Dunkin’ Brands Group, Inc.	6,822	329,912
El Pollo Loco Holdings, Inc. (a)	1,692	20,642
Fiesta Restaurant Group, Inc. (a)	1,982	52,325
Jack in the Box, Inc.	2,395	224,483
McDonald’s Corp.	64,986	7,315,474
Noodles & Co. (a)	1,025	4,818
Panera Bread Co. Class A (a)	1,678	320,095
Papa John’s International, Inc.	2,047	154,446
Popeyes Louisiana Kitchen, Inc. (a)	1,599	85,355
Potbelly Corp. (a)	1,365	17,813
Red Robin Gourmet Burgers, Inc. (a)	993	45,678
Ruby Tuesday, Inc. (a)	4,382	13,015
Ruth’s Hospitality Group, Inc.	2,354	37,311
Shake Shack, Inc. Class A (a)	985	31,412
Sonic Corp.	3,527	80,804

Common Stocks – continued
	Shares	Value
Starbucks Corp.	108,446	$5,755,229
Texas Roadhouse, Inc. Class A	5,019	203,370
The Cheesecake Factory, Inc.	3,466	184,357
The Habit Restaurants, Inc. Class A (a)	1,105	15,636
Wendy’s Co.	15,692	170,101
Wingstop, Inc.	1,667	44,609
Yum! Brands, Inc.	30,166	2,602,722
Zoe’s Kitchen, Inc. (a)	1,350	30,604

		21,637,429

TOTAL HOTELS, RESTAURANTS & LEISURE		33,135,356

HOUSEHOLD DURABLES – 4.3%
Consumer Electronics – 0.5%
Garmin Ltd.	8,407	406,562
GoPro, Inc. Class A (a)	6,356	81,230
Harman International Industries, Inc.	5,229	416,804
Universal Electronics, Inc. (a)	1,062	74,499

		979,095

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	1,824	55,997
La-Z-Boy, Inc.	3,651	85,433
Leggett & Platt, Inc.	9,954	456,690
Mohawk Industries, Inc. (a)	4,665	859,760
Tempur Sealy International, Inc. (a)	4,549	245,964

		1,703,844

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	2,383	24,378
CalAtlantic Group, Inc.	5,645	182,446
Cavco Industries, Inc. (a)	612	56,549
Century Communities, Inc. (a)	1,081	21,296
D.R. Horton, Inc.	26,102	752,521
Green Brick Partners, Inc. (a)	1,164	8,905
Hovnanian Enterprises, Inc. Class A (a)	8,357	13,037
Installed Building Products, Inc. (a)	1,370	45,278
KB Home	5,539	80,537
Lennar Corp. Class A	13,588	566,484
LGI Homes, Inc. (a)	1,128	33,569
M.D.C. Holdings, Inc.	2,874	68,142
M/I Homes, Inc. (a)	1,813	38,998
Meritage Homes Corp. (a)	2,808	86,908
NVR, Inc. (a)	275	418,825
PulteGroup, Inc.	23,080	429,288
Taylor Morrison Home Corp. Class A (a)	2,339	39,903
Toll Brothers, Inc. (a)	11,913	326,893
TopBuild Corp. (a)	2,811	84,695
TRI Pointe Group, Inc. (a)	11,304	122,422
WCI Communities, Inc. (a)	1,658	38,383
William Lyon Homes Class A (a)	1,845	32,952

		3,472,409

Household Appliances – 0.5%
Helen of Troy Ltd. (a)	2,039	166,178

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – continued
iRobot Corp. (a)	1,818	$92,173
NACCO Industries, Inc. Class A	286	20,921
Whirlpool Corp.	5,627	843,037

		1,122,309

Housewares & Specialties – 0.9%
CSS Industries, Inc.	607	15,236
Libbey, Inc.	1,584	25,360
Newell Rubbermaid, Inc.	32,779	1,574,047
Tupperware Brands Corp.	3,787	225,402

		1,840,045

TOTAL HOUSEHOLD DURABLES		9,117,702

INTERNET & CATALOG RETAIL – 3.6%
Catalog Retail – 0.3%
HSN, Inc.	2,496	94,099
Liberty Interactive Corp. QVC Group Series A (a)	31,781	587,631

		681,730

Internet Retail – 3.3%
1-800-FLOWERS.com, Inc. Class A (a)	1,825	17,429
Blue Nile, Inc.	834	29,132
Duluth Holdings, Inc. Class B (a)	1,384	37,576
Etsy, Inc. (a)	4,566	59,267
Expedia, Inc.	9,085	1,174,054
FTD Cos., Inc. (a)	1,313	26,417
Groupon, Inc. Class A (a)	31,759	126,718
Lands’ End, Inc. (a)	1,162	18,127
Liberty Media Corp. Series A (a)	10,010	399,399
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,002	111,044
Netflix, Inc. (a)	31,708	3,959,378
NutriSystem, Inc.	2,148	68,092
Overstock.com, Inc. (a)	1,223	17,917
PetMed Express, Inc.	1,517	30,143
Shutterfly, Inc. (a)	2,400	117,600
TripAdvisor, Inc. (a)	8,862	571,422
Wayfair, Inc. Class A (a)	2,084	69,460

		6,833,175

TOTAL INTERNET & CATALOG RETAIL		7,514,905

INTERNET & DIRECT MARKETING RETAIL – 13.7%
Internet & Direct Marketing Retail – 13.7%
Amazon.com, Inc. (a)	29,689	23,448,966
The Priceline Group, Inc. (a)	3,675	5,417,795

TOTAL INTERNET & DIRECT MARKETING RETAIL		28,866,761

LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Brunswick Corp.	6,760	294,060
Callaway Golf Co.	6,894	70,388
Hasbro, Inc.	8,314	693,471

	Shares	Value
Mattel, Inc.	25,216	$795,061
Nautilus, Inc. (a)	2,157	37,963
Polaris Industries, Inc.	4,551	348,652
Smith & Wesson Holding Corp. (a)	4,033	106,592
Sturm, Ruger & Co., Inc.	1,394	85,731
Vista Outdoor, Inc. (a)	4,444	171,849

TOTAL LEISURE PRODUCTS		2,603,767

MEDIA – 23.5%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	2,364	13,593
Interpublic Group of Companies, Inc.	29,810	667,446
MDC Partners, Inc. Class A	3,779	31,933
National CineMedia, Inc.	4,583	63,566
Omnicom Group, Inc.	17,605	1,405,231

		2,181,769

Broadcasting – 1.8%
CBS Corp. Class B (non-vtg.)	30,752	1,741,178
Discovery Communications, Inc. Class A (a)	11,218	292,902
Discovery Communications, Inc. Class C (non-vtg.) (a)	17,510	439,676
E.W. Scripps Co. Class A (a)	3,962	52,536
Entercom Communications Corp. Class A	1,704	22,493
Entravision Communications Corp. Class A	4,558	30,539
Gray Television, Inc. (a)	4,834	43,023
Media General, Inc. (a)	6,732	113,434
Nexstar Broadcasting Group, Inc. Class A	2,254	109,995
Scripps Networks Interactive, Inc. Class A	5,992	385,645
Sinclair Broadcast Group, Inc. Class A	5,066	127,157
TEGNA, Inc.	15,404	302,226
Tribune Media Co. Class A	5,869	191,329

		3,852,133

Cable & Satellite – 10.0%
AMC Networks, Inc. Class A (a)	4,584	224,295
Cable One, Inc.	363	209,357
Charter Communications, Inc. Class A (a)	15,782	3,943,764
Comcast Corp. Class A	178,978	11,064,420
DISH Network Corp. Class A (a)	16,758	981,348
Liberty Broadband Corp. Class C (a)	7,931	528,601
Liberty Global PLC LiLAC Series C (a)	8,192	226,427
Liberty Global PLC Series A (a)	21,100	687,860
Liberty Global PLC Series C (a)	46,056	1,464,581
Loral Space & Communications Ltd. (a)	1,006	39,033
MSG Networks, Inc. (a)	4,490	85,759
Sirius XM Holdings, Inc. (a)	146,928	612,690
Starz – Liberty Capital Series A (a)	6,150	193,479

		20,979,357

Quarterly Report	4

	Shares	Value
MEDIA – continued
Movies & Entertainment – 10.2%
AMC Entertainment Holdings, Inc. Class A	1,566	$49,251
Carmike Cinemas, Inc. (a)	1,706	55,701
Cinemark Holdings, Inc.	7,794	310,201
Global Eagle Entertainment, Inc. (a)	3,457	27,829
IMAX Corp. (a)	4,504	136,246
Lions Gate Entertainment Corp.	7,560	153,922
Live Nation Entertainment, Inc. (a)	9,839	272,245
Regal Entertainment Group Class A	7,327	157,604
The Madison Square Garden Co. (a)	1,392	230,362
The Walt Disney Co.	114,099	10,575,836
Time Warner, Inc.	58,217	5,180,731
Twenty-First Century Fox, Inc. Class A	81,128	2,131,232
Twenty-First Century Fox, Inc. Class B	32,529	858,440
Viacom, Inc. Class B	25,670	964,165
World Wrestling Entertainment, Inc. Class A	2,396	42,361

		21,354,546

Publishing – 0.5%
Gannett Co., Inc.	8,041	62,479
John Wiley & Sons, Inc. Class A	3,449	177,968
Meredith Corp.	3,068	139,134
New Media Investment Group, Inc.	3,314	47,722
News Corp. Class A	28,196	341,735
Scholastic Corp.	1,903	72,790
The New York Times Co. Class A	9,381	102,253
Time, Inc.	7,472	97,136
tronc, Inc.	1,510	18,165

		1,059,382

TOTAL MEDIA		49,427,187

MULTILINE RETAIL – 3.9%
Department Stores – 1.1%
Dillard’s, Inc. Class A	1,506	92,318
J.C. Penney Co., Inc. (a)	22,531	193,541
Kohl’s Corp.	13,718	600,163
Macy’s, Inc.	22,843	833,541
Nordstrom, Inc.	9,636	501,072
Sears Holdings Corp. (a)	1,927	21,409

		2,242,044

General Merchandise Stores – 2.8%
Big Lots, Inc.	3,742	162,403
Dollar General Corp.	21,013	1,451,788
Dollar Tree, Inc. (a)	17,444	1,317,894
Fred’s, Inc. Class A	2,593	23,674
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,675	100,511
Target Corp.	41,446	2,848,584
Tuesday Morning Corp. (a)	3,360	16,632

		5,921,486

TOTAL MULTILINE RETAIL		8,163,530

	Shares	Value
SPECIALTY RETAIL – 18.5%
Apparel Retail – 4.7%
Abercrombie & Fitch Co. Class A	4,978	$72,729
American Eagle Outfitters, Inc.	12,896	219,748
Ascena Retail Group, Inc. (a)	11,355	55,526
Burlington Stores, Inc. (a)	5,300	397,182
Caleres, Inc.	3,188	79,732
Chico’s FAS, Inc.	9,246	107,901
Citi Trends, Inc.	1,092	21,687
DSW, Inc. Class A	5,143	106,820
Express, Inc. (a)	5,190	62,384
Finish Line, Inc. Class A	3,087	60,783
Foot Locker, Inc.	10,082	673,175
Francescas Holdings Corp. (a)	2,944	47,310
Gap, Inc.	17,695	488,205
Genesco, Inc. (a)	1,537	82,691
Guess?, Inc.	4,593	62,005
L Brands, Inc.	18,065	1,304,112
Ross Stores, Inc.	29,751	1,860,628
Shoe Carnival, Inc.	1,087	27,577
Stage Stores, Inc.	1,978	10,068
Stein Mart, Inc.	2,170	13,063
Tailored Brands, Inc.	3,218	50,844
The Buckle, Inc.	2,121	44,223
The Cato Corp. Class A	1,902	56,432
The Children’s Place Retail Stores, Inc.	1,386	105,267
The TJX Companies, Inc.	48,942	3,609,472
Urban Outfitters, Inc. (a)	6,588	220,369
Zumiez, Inc. (a)	1,426	31,729

		9,871,662

Automotive Retail – 3.0%
Advance Auto Parts, Inc.	5,449	763,296
Asbury Automotive Group, Inc. (a)	1,454	74,081
AutoNation, Inc. (a)	5,399	236,854
AutoZone, Inc. (a)	2,185	1,621,620
CarMax, Inc. (a)	14,358	717,039
CST Brands, Inc.	5,644	271,025
Group 1 Automotive, Inc.	1,616	97,396
Lithia Motors, Inc. Class A	1,741	149,343
Monro Muffler Brake, Inc.	2,369	130,295
Murphy USA, Inc. (a)	2,890	198,774
O’Reilly Automotive, Inc. (a)	7,142	1,888,630
Penske Automotive Group, Inc.	3,124	139,799
Sonic Automotive, Inc. Class A	2,080	37,232
TravelCenters of America LLC (a)	2,390	15,296

		6,340,680

Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	21,603	840,573
Conn’s, Inc. (a)	1,295	12,303
GameStop Corp. Class A	7,622	183,309
Rent-A-Center, Inc.	3,902	39,371

		1,075,556

5	Quarterly Report

Investments (Unaudited) – continued

	Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – 7.5%
Lowe’s Companies, Inc.	65,600	$4,372,240
Lumber Liquidators Holdings, Inc. (a)	1,978	30,679
The Home Depot, Inc.	92,090	11,235,901
Tile Shop Holdings, Inc. (a)	2,452	41,561

		15,680,381

Homefurnishing Retail – 0.5%
Aarons, Inc. Class A	4,801	118,633
Bed Bath & Beyond, Inc.	11,547	466,730
Haverty Furniture Companies, Inc.	1,342	23,820
Kirkland’s, Inc. (a)	1,033	12,613
Pier 1 Imports, Inc.	6,241	26,899
Restoration Hardware Holdings, Inc. (a)	2,670	77,350
Select Comfort Corp. (a)	3,423	65,687
Williams-Sonoma, Inc.	6,339	292,988

		1,084,720

Specialty Stores – 2.3%
Barnes & Noble Education, Inc. (a)	2,799	26,059
Barnes & Noble, Inc.	4,372	45,032
Big 5 Sporting Goods Corp.	1,301	20,165
Cabela’s, Inc. Class A (a)	3,329	205,100
Dick’s Sporting Goods, Inc.	6,609	367,791
Five Below, Inc. (a)	4,018	150,996
GNC Holdings, Inc. Class A	5,003	67,190
Hibbett Sports, Inc. (a)	1,680	65,268
MarineMax, Inc. (a)	1,851	36,927
Office Depot, Inc.	38,309	120,673
Party City Holdings, Inc. (a)	2,163	35,149
Sally Beauty Holdings, Inc. (a)	10,935	283,654
Signet Jewelers Ltd.	5,519	448,474
Sportsman’s Warehouse Holdings, Inc. (a)	2,258	20,774
Staples, Inc.	47,908	354,519
The Container Store Group, Inc. (a)	1,355	6,612
The Michaels Cos., Inc. (a)	7,556	175,677
Tiffany & Co., Inc.	9,335	685,376
Tractor Supply Co.	9,885	619,098
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,407	1,072,399
Vitamin Shoppe, Inc. (a)	1,698	42,535
Winmark Corp.	162	17,326

		4,866,794

TOTAL SPECIALTY RETAIL		38,919,793

TEXTILES, APPAREL & LUXURY GOODS – 5.9%
Apparel, Accessories & Luxury Goods – 3.2%
Carter’s, Inc.	3,785	326,797
Coach, Inc.	20,595	739,154
Columbia Sportswear Co.	2,115	119,794
Fossil Group, Inc. (a)	3,178	86,664
G-III Apparel Group Ltd. (a)	3,023	78,961
Hanesbrands, Inc.	27,964	718,675

	Shares	Value
Iconix Brand Group, Inc. (a)	3,026	$23,845
Kate Spade & Co. (a)	9,376	157,048
lululemon athletica, Inc. (a)	8,141	466,072
Michael Kors Holdings Ltd. (a)	13,073	663,847
Movado Group, Inc.	1,147	25,291
Oxford Industries, Inc.	1,107	69,431
PVH Corp.	6,004	642,308
Ralph Lauren Corp.	4,226	414,571
Sequential Brands Group, Inc. (a)	4,097	29,498
Under Armour, Inc. Class A (a)	13,573	422,120
Under Armour, Inc. Class C (a)	13,806	357,023
Vera Bradley, Inc. (a)	1,518	20,296
VF Corp.	24,704	1,339,204

		6,700,599

Footwear – 2.7%
Crocs, Inc. (a)	5,283	40,626
Deckers Outdoor Corp. (a)	2,227	116,227
NIKE, Inc. Class B	98,570	4,946,243
Skechers U.S.A., Inc. Class A (a)	9,747	204,979
Steven Madden Ltd. (a)	4,075	136,105
Wolverine World Wide, Inc.	7,305	155,962

		5,600,142

Textiles – 0.0%
Unifi, Inc. (a)	1,094	31,453

TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,332,194

TOTAL COMMON STOCKS (Cost $230,454,161)		210,036,094

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $299,231)	299,231	299,231

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $230,753,392)		210,335,325

NET OTHER ASSETS (LIABILITIES) – 0.0%		(74,240)

NET ASSETS – 100%		$210,261,085

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$210,036,094	$210,036,094	$—	$—
Money Market Funds	299,231	299,231	—	—

Total Investments in Securities:	$210,335,325	$210,335,325	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $231,002,650. Net unrealized depreciation aggregated $20,667,325, of which $9,103,857 related to appreciated investment securities and $29,771,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2016

1.9584805.102

T02-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 21.3%
Brewers – 1.0%
Molson Coors Brewing Co. Class B	25,498	$2,646,947
The Boston Beer Co., Inc. Class A (a)	1,270	197,168

		2,844,115

Distillers & Vintners – 2.0%
Brown-Forman Corp. Class B	29,754	1,373,742
Constellation Brands, Inc. Class A	23,887	3,991,996
MGP Ingredients, Inc.	1,592	56,054

		5,421,792

Soft Drinks – 18.3%
Coca-Cola Bottling Co. Consolidated	680	96,084
Dr Pepper Snapple Group, Inc.	25,160	2,208,796
Monster Beverage Corp. (a)	18,033	2,602,883
National Beverage Corp. (a)	1,579	74,592
PepsiCo, Inc.	195,618	20,970,250
The Coca-Cola Co.	556,607	23,600,137

		49,552,742

TOTAL BEVERAGES		57,818,649

FOOD & STAPLES RETAILING – 21.4%
Drug Retail – 8.7%
CVS Health Corp.	145,450	12,232,345
Rite Aid Corp. (a)	141,652	950,485
Walgreens Boots Alliance, Inc.	124,350	10,287,475

		23,470,305

Food Distributors – 1.5%
Performance Food Group Co. (a)	4,874	116,976
SpartanNash Co.	5,095	142,660
Sysco Corp.	72,488	3,488,122
The Andersons, Inc.	3,640	138,502
The Chefs’ Warehouse, Inc. (a)	2,879	32,821
United Natural Foods, Inc. (a)	6,836	285,335

		4,204,416

Food Retail – 2.4%
Casey’s General Stores, Inc.	5,261	594,440
Ingles Markets, Inc. Class A	1,619	63,951
Natural Grocers by Vitamin Cottage, Inc. (a)	1,265	15,028
Smart & Final Stores, Inc. (a)	4,026	48,312
Sprouts Farmers Market, Inc. (a)	19,449	430,795
SUPERVALU, Inc. (a)	36,028	154,560
The Kroger Co.	122,694	3,801,060
Village Super Market, Inc. Class A	1,014	30,319
Weis Markets, Inc.	1,645	91,511
Whole Foods Market, Inc.	43,529	1,231,436

		6,461,412

Hypermarkets & Super Centers – 8.8%
Costco Wholesale Corp.	59,367	8,778,598
PriceSmart, Inc.	2,672	243,019
Wal-Mart Stores, Inc.	212,539	14,881,981

		23,903,598

TOTAL FOOD & STAPLES RETAILING		58,039,731

	Shares	Value
FOOD PRODUCTS – 20.1%
Agricultural Products – 2.4%
Archer-Daniels-Midland Co.	79,563	$3,466,560
Bunge Ltd.	18,903	1,172,175
Darling Ingredients, Inc. (a)	22,350	303,960
Fresh Del Monte Produce, Inc.	4,488	270,851
Ingredion, Inc.	9,762	1,280,481

		6,494,027

Packaged Foods & Meats – 17.7%
Amplify Snack Brands, Inc. (a)	4,589	66,495
B&G Foods, Inc.	9,015	382,236
Blue Buffalo Pet Products, Inc. (a)	11,945	300,058
Cal-Maine Foods, Inc.	4,145	160,204
Calavo Growers, Inc.	2,123	125,575
Campbell Soup Co.	27,238	1,480,113
ConAgra Foods, Inc.	56,136	2,704,632
Dean Foods Co.	12,409	226,588
Farmer Bros Co. (a)	1,151	37,638
Flowers Foods, Inc.	25,282	392,377
Freshpet, Inc. (a)	2,939	24,982
General Mills, Inc.	80,490	4,988,770
Hormel Foods Corp.	39,502	1,520,827
J&J Snack Foods Corp.	2,023	247,109
John B Sanfilippo & Son, Inc.	1,115	56,508
Kellogg Co.	35,546	2,670,571
Lancaster Colony Corp.	2,607	340,605
Landec Corp. (a)	3,338	44,229
McCormick & Co., Inc. (non-vtg.)	15,626	1,498,065
Mead Johnson Nutrition Co.	25,279	1,890,111
Mondelez International, Inc. Class A	210,187	9,445,804
Omega Protein Corp. (a)	2,581	57,556
Pinnacle Foods, Inc.	15,771	810,945
Post Holdings, Inc. (a)	8,673	661,143
Sanderson Farms, Inc.	2,750	247,445
Seaboard Corp. (a)	41	138,785
Seneca Foods Corp. Class A (a)	871	25,607
Snyders-Lance, Inc.	10,412	370,355
The Hain Celestial Group, Inc. (a)	14,053	511,108
The Hershey Co.	19,656	2,013,954
The JM Smucker Co.	16,206	2,128,010
The Kraft Heinz Co.	82,337	7,323,876
The WhiteWave Foods Co. (a)	23,990	1,307,215
Tootsie Roll Industries, Inc.	2,601	92,205
TreeHouse Foods, Inc. (a)	7,611	665,810
Tyson Foods, Inc. Class A	40,693	2,883,099

		47,840,610

TOTAL FOOD PRODUCTS		54,334,637

HOUSEHOLD PRODUCTS – 18.1%
Household Products – 18.1%
Central Garden and Pet Co. (a)	1,375	33,440
Central Garden and Pet Co. Class A (a)	4,474	104,423
Church & Dwight Co., Inc.	34,780	1,678,483

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Colgate-Palmolive Co.	114,888	$8,198,408
Energizer Holdings, Inc.	8,398	390,591
HRG Group, Inc. (a)	14,937	224,653
Kimberly-Clark Corp.	48,769	5,579,661
Spectrum Brands Holdings, Inc.	3,629	490,786
The Clorox Co.	17,516	2,102,270
The Procter & Gamble Co.	346,285	30,057,538
WD-40 Co.	1,951	208,025

TOTAL HOUSEHOLD PRODUCTS		49,068,278

PERSONAL PRODUCTS – 2.4%
Personal Products – 2.4%
Avon Products, Inc.	59,242	388,035
Coty, Inc. Class A (a)	65,697	1,510,374
Edgewell Personal Care Co. (a)	7,997	602,974
Herbalife Ltd. (a)	9,439	572,759
Inter Parfums, Inc.	2,319	75,599
Medifast, Inc.	1,207	49,559
Natural Health Trends Corp.	1,012	23,610
Nu Skin Enterprises, Inc. Class A	7,594	468,170
Revlon, Inc. Class A (a)	1,790	60,860
The Estee Lauder Cos., Inc. Class A	30,138	2,625,924
USANA Health Sciences, Inc. (a)	732	94,062

TOTAL PERSONAL PRODUCTS		6,471,926

	Shares	Value
TOBACCO – 16.5%
Tobacco – 16.5%
Altria Group, Inc.	264,960	$17,519,155
Philip Morris International, Inc.	210,087	20,260,790
Reynolds American, Inc.	115,972	6,387,738
Universal Corp.	2,924	158,481
Vector Group Ltd.	13,242	277,288

TOTAL TOBACCO		44,603,452

TOTAL COMMON STOCKS (Cost $261,478,678)		270,336,673

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $193,376)	193,376	193,376

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $261,672,054)		270,530,049

NET OTHER ASSETS (LIABILITIES) – 0.1%		395,785

NET ASSETS – 100%		$270,925,834

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$270,336,673	$270,336,673	$—	$—
Money Market Funds	193,376	193,376	—	—

Total Investments in Securities:	$270,530,049	$270,530,049	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $263,861,941. Net unrealized appreciation aggregated $6,668,108, of which $15,275,752 related to appreciated investment securities and $8,607,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value

3	Quarterly Report

Investments (Unaudited) – continued

determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2016

1.9584807.102

T03-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 16.7%
Oil & Gas Drilling – 1.7%
Atwood Oceanics, Inc.	17,876	$136,394
Diamond Offshore Drilling, Inc.	19,856	327,425
Ensco PLC Class A	87,082	680,981
Helmerich & Payne, Inc.	31,167	1,966,949
Nabors Industries Ltd.	81,359	968,172
Noble Corp. PLC	70,356	347,559
Parker Drilling Co. (a)	34,383	68,766
Patterson-UTI Energy, Inc.	42,578	957,153
Rowan Cos. PLC Class A	34,463	457,324
Transocean Ltd. (a)	99,687	957,992
Transocean Partners LLC	6,178	69,503
Unit Corp. (a)	14,891	255,083

		7,193,301

Oil & Gas Equipment & Services – 15.0%
Archrock, Inc.	18,843	218,579
Baker Hughes, Inc.	119,899	6,642,405
Bristow Group, Inc.	9,334	93,433
CARBO Ceramics, Inc.	5,842	35,636
Core Laboratories N.V.	12,703	1,231,810
Dril-Quip, Inc. (a)	10,975	521,312
Exterran Corp. (a)	9,903	156,566
Fairmount Santrol Holdings, Inc. (a)	35,302	303,244
FMC Technologies, Inc. (a)	65,332	2,108,264
Forum Energy Technologies, Inc. (a)	17,000	306,000
Frank’s International N.V.	11,286	126,968
Halliburton Co.	247,653	11,392,038
Helix Energy Solutions Group, Inc. (a)	29,127	253,987
Hornbeck Offshore Services, Inc. (a)	9,829	39,021
Matrix Service Co. (a)	7,725	136,733
McDermott International, Inc. (a)	69,559	357,533
National Oilwell Varco, Inc.	108,548	3,484,391
Natural Gas Services Group, Inc. (a)	3,724	80,811
Newpark Resources, Inc. (a)	23,722	149,449
Oceaneering International, Inc.	28,120	669,256
Oil States International, Inc. (a)	14,735	430,999
PHI, Inc. (non-vtg.) (a)	3,515	54,764
RigNet, Inc. (a)	3,854	57,810
RPC, Inc. (a)	18,683	322,655
Schlumberger Ltd.	401,106	31,378,522
SEACOR Holdings, Inc. (a)	4,697	231,609
Superior Energy Services, Inc.	43,595	617,305
Tesco Corp.	12,890	88,297
TETRA Technologies, Inc. (a)	25,398	138,419
Tidewater, Inc.	13,634	23,587
US Silica Holdings, Inc.	18,316	846,016
Weatherford International PLC (a)	258,154	1,244,302

		63,741,721

TOTAL ENERGY EQUIPMENT & SERVICES		70,935,022

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 83.2%
Coal & Consumable Fuels – 0.2%
CONSOL Energy, Inc.	52,897	$896,604

Integrated Oil & Gas – 40.5%
Chevron Corp.	543,061	56,885,640
Exxon Mobil Corp.	1,194,796	99,550,403
Occidental Petroleum Corp.	220,020	16,041,658

		172,477,701

Oil & Gas Exploration & Production – 26.4%
Anadarko Petroleum Corp.	159,562	9,484,365
Antero Resources Corp. (a)	43,847	1,160,630
Apache Corp.	109,097	6,489,090
Bill Barrett Corp. (a)	14,706	76,324
Cabot Oil & Gas Corp.	134,089	2,799,778
California Resources Corp.	11,276	115,692
Callon Petroleum Co. (a)	45,144	586,421
Carrizo Oil & Gas, Inc. (a)	17,820	602,851
Chesapeake Energy Corp. (a)	177,541	978,251
Cimarex Energy Co.	27,288	3,523,699
Cobalt International Energy, Inc. (a)	96,154	90,779
Concho Resources, Inc. (a)	40,576	5,150,717
ConocoPhillips	356,736	15,500,179
Continental Resources, Inc. (a)	26,967	1,318,956
Denbury Resources, Inc. (a)	101,491	242,563
Devon Energy Corp.	135,918	5,149,933
Diamondback Energy, Inc. (a)	22,264	2,032,481
Eclipse Resources Corp. (a)	25,139	68,881
Energen Corp.	27,997	1,403,490
EOG Resources, Inc.	158,512	14,332,655
EQT Corp.	49,786	3,285,876
EXCO Resources, Inc. (a)	49,116	53,045
Gran Tierra Energy, Inc. (a)	85,898	249,963
Gulfport Energy Corp. (a)	36,126	870,998
Hess Corp.	82,068	3,936,802
Jones Energy, Inc. Class A (a)	13,251	54,329
Kosmos Energy Ltd. (a)	44,623	232,486
Laredo Petroleum, Inc. (a)	45,131	537,961
Marathon Oil Corp.	243,963	3,215,432
Matador Resources Co. (a)	24,100	525,621
Murphy Oil Corp.	47,202	1,221,116
Newfield Exploration Co. (a)	57,241	2,323,412
Noble Energy, Inc.	123,812	4,267,800
Northern Oil and Gas, Inc. (a)	15,908	33,407
Oasis Petroleum, Inc. (a)	62,726	657,996
Parsley Energy, Inc. Class A (a)	40,437	1,330,377
PDC Energy, Inc. (a)	15,881	973,982
Pioneer Natural Resources Co.	47,140	8,439,003
QEP Resources, Inc.	68,278	1,097,227
Range Resources Corp.	53,464	1,806,549
Rice Energy, Inc. (a)	44,720	987,865
RSP Permian, Inc. (a)	28,486	1,028,345
Sanchez Energy Corp. (a)	16,447	104,767

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
SM Energy Co.	24,404	$820,706
Southwestern Energy Co. (a)	137,951	1,433,311
Synergy Resources Corp. (a)	53,262	364,312
Whiting Petroleum Corp. (a)	58,697	483,663
WPX Energy, Inc. (a)	94,065	1,021,546

		112,465,632

Oil & Gas Refining & Marketing – 7.8%
Alon USA Energy, Inc.	7,804	62,900
Clean Energy Fuels Corp. (a)	25,925	106,552
CVR Energy, Inc.	4,770	63,250
Delek US Holdings, Inc.	14,059	237,597
Green Plains, Inc.	10,473	272,298
HollyFrontier Corp.	48,252	1,203,888
Marathon Petroleum Corp.	152,704	6,656,367
Par Pacific Holdings, Inc. (a)	6,512	82,963
PBF Energy, Inc. Class A	28,162	613,932
Phillips 66	136,328	11,063,017
Renewable Energy Group, Inc. (a)	10,442	91,368
REX American Resources Corp. (a)	1,617	127,727
Tesoro Corp.	34,597	2,939,707
Valero Energy Corp.	135,401	8,021,155
Western Refining, Inc.	24,851	716,951
World Fuel Services Corp.	20,348	819,007

		33,078,679

Oil & Gas Storage & Transportation – 8.3%
Cheniere Energy, Inc. (a)	57,715	2,175,855
Enbridge Energy Management LLC (a)	18,396	449,230
EnLink Midstream LLC	15,363	234,286

	Shares	Value
Gener8 Maritime, Inc. (a)	11,974	$50,530
Kinder Morgan, Inc.	546,688	11,168,836
ONEOK, Inc.	60,590	2,934,374
Plains GP Holdings LP Class A	73,123	918,425
SemGroup Corp. Class A	19,002	612,814
Spectra Energy Corp.	201,407	8,420,827
Tallgrass Energy GP LP	13,123	308,784
Targa Resources Corp.	46,310	2,033,009
The Williams Cos., Inc.	205,508	6,000,834

		35,307,804

TOTAL OIL, GAS & CONSUMABLE FUELS		354,226,420

TOTAL COMMON STOCKS (Cost $454,753,233)		425,161,442

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $50,190)	50,190	50,190

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $454,803,423)		425,211,632

NET OTHER ASSETS (LIABILITIES) – 0.1%		314,551

NET ASSETS – 100%		$425,526,183

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$425,161,442	$425,161,442	$—	$—
Money Market Funds	50,190	50,190	—	—

Total Investments in Securities:	$425,211,632	$425,211,632	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $484,021,122. Net unrealized depreciation aggregated $58,809,490, of which $9,889,859 related to appreciated investment securities and $68,699,349 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by

3	Quarterly Report

Investments (Unaudited) – continued

investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2016

1.9584809.102

T04-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BANKS – 44.1%
Diversified Banks – 29.3%
Bank of America Corp.	934,599	$15,420,884
Citigroup, Inc.	267,353	13,140,400
Comerica, Inc.	16,012	834,065
JPMorgan Chase & Co.	332,813	23,050,628
US Bancorp	157,558	7,052,296
Wells Fargo & Co.	439,059	20,201,105

		79,699,378

Regional Banks – 14.8%
1st Source Corp.	1,622	56,056
Ameris Bancorp	3,105	112,712
Arrow Financial Corp.	1,179	37,256
Associated Banc-Corp	13,816	280,465
Banc of California, Inc.	3,933	52,309
Bancfirst Corp.	687	49,258
BancorpSouth, Inc.	7,855	184,592
Bank of Hawaii Corp.	3,954	297,143
Bank of the Ozarks, Inc.	9,451	349,309
BankUnited, Inc.	9,591	279,482
Banner Corp.	1,556	70,238
BB&T Corp.	75,080	2,943,136
Berkshire Hills Bancorp, Inc.	2,947	87,084
Blue Hills Bancorp, Inc.	2,466	38,346
BNC Bancorp	4,249	105,800
BOK Financial Corp.	1,852	131,529
Boston Private Financial Holdings, Inc.	7,847	103,188
Bridge Bancorp, Inc.	1,618	44,576
Brookline Bancorp, Inc.	6,662	85,274
Bryn Mawr Bank Corp.	1,471	46,189
Camden National Corp.	1,493	49,299
Capital Bank Financial Corp. Class A	2,559	83,807
Cardinal Financial Corp.	3,053	80,233
Cascade Bancorp (a)	3,481	21,269
Cathay General Bancorp	6,912	207,014
Centerstate Banks, Inc.	4,308	80,473
Central Pacific Financial Corp.	2,948	75,557
Chemical Financial Corp.	6,452	277,113
CIT Group, Inc.	18,377	667,636
Citizens Financial Group, Inc.	48,201	1,269,614
City Holding Co.	1,432	74,851
CoBiz Financial, Inc.	3,605	45,856
Columbia Banking System, Inc.	5,376	177,516
Commerce Bancshares, Inc.	7,977	397,414
Community Bank System, Inc.	4,081	192,256
Community Trust Bancorp, Inc.	1,515	55,373
ConnectOne Bancorp, Inc.	2,771	50,848
Cullen/Frost Bankers, Inc.	5,134	390,133
Customers Bancorp, Inc. (a)	2,447	66,240
CVB Financial Corp.	9,496	159,343
Eagle Bancorp, Inc. (a)	2,809	138,062
East West Bancorp, Inc.	13,206	521,769
Enterprise Financial Services Corp.	1,909	63,188

	Shares	Value
FCB Financial Holdings, Inc. Class A (a)	3,129	$116,712
Fidelity Southern Corp.	2,021	36,843
Fifth Third Bancorp	69,925	1,521,568
Financial Institutions, Inc.	1,356	36,409
First BanCorp (a)	11,486	58,923
First BanCorp/NC	1,787	35,329
First Busey Corp.	2,915	67,366
First Citizens BancShares, Inc. Class A	679	197,589
First Commonwealth Financial Corp.	8,386	85,202
First Community Bancshares, Inc.	1,478	33,477
First Financial Bancorp	5,767	123,991
First Financial Bankshares, Inc.	4,886	176,873
First Financial Corp.	911	36,531
First Horizon National Corp.	21,378	329,435
First Interstate Bancsystem, Inc. Class A	1,906	60,801
First Merchants Corp.	3,646	102,635
First Midwest Bancorp, Inc.	7,566	146,099
First Republic Bank	13,674	1,017,756
Flushing Financial Corp.	2,628	56,292
FNB Corp.	19,345	252,839
Fulton Financial Corp.	16,004	238,460
German American Bancorp, Inc.	1,181	45,976
Glacier Bancorp, Inc.	7,041	198,979
Great Southern Bancorp, Inc.	951	39,324
Great Western Bancorp, Inc.	5,432	175,128
Hancock Holding Co.	7,044	236,326
Hanmi Financial Corp.	3,038	75,950
Heartland Financial USA, Inc.	1,865	69,844
Heritage Financial Corp.	2,902	53,397
Hilltop Holdings, Inc. (a)	7,300	180,310
Home BancShares, Inc.	11,646	250,505
HomeTrust Bancshares, Inc. (a)	1,713	31,862
Hope Bancorp, Inc.	11,865	191,501
Huntington Bancshares, Inc.	99,144	1,050,926
Iberiabank Corp.	3,788	248,682
Independent Bank Corp.	2,447	134,952
Independent Bank Group, Inc.	1,080	52,164
International Bancshares Corp.	5,204	160,543
Investors Bancorp, Inc.	29,319	359,451
KeyCorp	98,697	1,393,602
Lakeland Bancorp, Inc.	4,056	57,392
Lakeland Financial Corp.	2,370	87,311
LegacyTexas Financial Group, Inc.	4,225	144,537
Live Oak Bancshares, Inc.	1,817	28,981
M&T Bank Corp.	13,233	1,624,086
MainSource Financial Group, Inc.	2,201	54,937
MB Financial, Inc.	6,458	235,007
Mercantile Bank Corp.	1,599	44,004
National Bank Holdings Corp. Class A	2,764	67,276
NBT Bancorp, Inc.	4,015	135,346
OFG Bancorp	4,274	45,518
Old National Bancorp	11,889	174,768
Opus Bank	2,263	45,373
Pacific Premier Bancorp, Inc. (a)	2,615	67,598

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
PacWest Bancorp	10,463	$453,990
Park National Corp.	1,228	119,030
People’s United Financial, Inc.	28,491	462,694
Peoples Bancorp, Inc.	1,521	37,675
Pinnacle Financial Partners, Inc.	4,024	207,638
Popular, Inc.	9,513	345,322
Preferred Bank	1,159	43,949
PrivateBancorp, Inc.	6,926	313,332
Prosperity Bancshares, Inc.	6,082	337,369
Regions Financial Corp.	115,444	1,236,405
Renasant Corp.	3,913	132,025
Republic Bancorp, Inc. Class A	1,037	32,811
S&T Bancorp, Inc.	3,288	103,210
Sandy Spring Bancorp, Inc.	2,263	71,737
Seacoast Banking Corp. of Florida (a)	2,767	48,173
ServisFirst Bancshares, Inc.	2,080	112,611
Signature Bank (a)	5,011	604,126
Simmons First National Corp. Class A	2,559	126,287
South State Corp.	2,240	164,304
Southside Bancshares, Inc.	2,400	78,288
State Bank Financial Corp.	3,324	73,294
Sterling Bancorp/DE	11,475	206,550
Stock Yards Bancorp, Inc.	2,030	69,223
Sun Bancorp, Inc.	1,079	24,817
SunTrust Banks, Inc.	45,894	2,075,786
SVB Financial Group (a)	4,802	587,141
Synovus Financial Corp.	11,522	381,033
TCF Financial Corp.	15,011	214,657
Texas Capital Bancshares, Inc. (a)	4,242	251,551
The Bancorp, Inc. (a)	7,023	43,753
The First of Long Island Corp.	1,351	43,164
The PNC Financial Services Group, Inc.	45,683	4,367,295
Tompkins Financial Corp.	1,192	94,502
Towne Bank	5,219	129,431
Trico Bancshares	1,986	52,272
TriState Capital Holdings Inc. (a)	2,249	39,695
Trustmark Corp.	6,270	173,554
UMB Financial Corp.	3,884	241,002
Umpqua Holdings Corp.	20,265	309,649
Union Bankshares Corp.	4,093	114,317
United Bankshares, Inc.	6,437	242,675
United Community Banks, Inc.	6,213	134,014
Univest Corp. of Pennsylvania	2,417	57,404
Valley National Bancorp	22,314	220,016
Washington Trust Bancorp, Inc.	1,379	63,296
Webster Financial Corp.	8,418	340,087
WesBanco, Inc.	3,891	128,053
Westamerica BanCorp.	2,386	118,250
Western Alliance Bancorp (a)	8,564	319,951
Wintrust Financial Corp.	4,764	257,018
Yadkin Financial Corp.	4,054	112,458

	Shares	Value
Zions BanCorp.	18,741	$603,648

		40,112,024

TOTAL BANKS		119,811,402

CAPITAL MARKETS – 18.8%
Asset Management & Custody Banks – 7.3%
Affiliated Managers Group, Inc. (a)	4,975	659,983
Ameriprise Financial, Inc.	15,351	1,356,875
Arlington Asset Investment Corp. Class A	892	12,738
Artisan Partners Asset Management, Inc. Class A	4,500	117,000
Associated Capital Group, Inc. Class A	517	17,552
BlackRock, Inc.	11,217	3,827,689
Cohen & Steers, Inc.	1,938	72,055
Diamond Hill Investment Group, Inc.	305	55,513
Eaton Vance Corp.	10,407	364,869
Federated Investors, Inc. Class B	5,697	153,819
Franklin Resources, Inc.	34,626	1,165,511
GAMCO Investors, Inc. Class A	495	14,063
Invesco Ltd.	38,014	1,067,813
Janus Capital Group, Inc.	13,646	174,942
Legg Mason, Inc.	9,441	271,146
Northern Trust Corp.	20,088	1,454,773
NorthStar Asset Management Group, Inc.	18,287	250,532
Pzena Investment Management, Inc. Class A	1,540	11,211
Safeguard Scientifics, Inc. (a)	3,847	45,395
SEI Investments Co.	12,612	559,090
State Street Corp.	31,447	2,207,894
T Rowe Price Group, Inc.	22,970	1,470,310
The Bank of New York Mellon Corp.	98,220	4,249,979
Virtus Investment Partners, Inc.	556	59,659
Westwood Holdings Group, Inc.	737	37,992
WisdomTree Investments, Inc.	10,526	90,313

		19,768,716

Financial Exchanges & Data – 5.0%
CBOE Holdings, Inc.	7,455	471,231
CME Group, Inc.	30,785	3,081,579
Donnelley Financial Solutions, Inc. (a)	3,580	76,791
FactSet Research Systems, Inc.	3,825	591,804
Intercontinental Exchange, Inc.	10,921	2,952,929
MarketAxess Holdings, Inc.	3,497	527,208
Moody’s Corp.	16,158	1,624,202
Morningstar, Inc.	1,803	127,346
MSCI, Inc.	8,471	679,289
Nasdaq, Inc.	10,873	695,546
S&P Global, Inc.	24,271	2,957,421

		13,785,346

Investment Banking & Brokerage – 6.5%
BGC Partners, Inc. Class A	18,855	161,964
Cowen Group, Inc. Class A (a)	9,488	30,836

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Investment Banking & Brokerage – continued
E*TRADE Financial Corp. (a)	25,497	$717,996
Evercore Partners, Inc. Class A	3,677	197,639
Greenhill & Co., Inc.	3,721	87,257
Houlihan Lokey, Inc.	1,231	29,999
Interactive Brokers Group, Inc. Class A	5,615	186,362
INTL. FCStone, Inc. (a)	1,512	54,281
Investment Technology Group, Inc.	1,918	29,365
KCG Holdings, Inc. Class A (a)	6,174	78,780
Ladenburg Thalmann Financial Services, Inc. (a)	10,453	21,324
LPL Financial Holdings, Inc.	7,000	216,720
Moelis & Co. Class A	1,985	50,419
Morgan Stanley	132,773	4,457,190
Piper Jaffray Cos. (a)	1,509	85,334
Raymond James Financial, Inc.	11,661	701,059
Stifel Financial Corp. (a)	6,132	240,006
TD Ameritrade Holding Corp.	24,177	827,095
The Charles Schwab Corp.	108,066	3,425,692
The Goldman Sachs Group, Inc.	34,140	6,085,114

		17,684,432

TOTAL CAPITAL MARKETS		51,238,494

CONSUMER FINANCE – 5.5%
Consumer Finance – 5.5%
Ally Financial, Inc.	39,803	719,240
American Express Co.	71,053	4,719,340
Capital One Financial Corp.	46,911	3,473,290
Credit Acceptance Corp. (a)	695	127,950
Discover Financial Services	37,952	2,137,836
Encore Capital Group, Inc. (a)	2,195	43,571
Ezcorp, Inc. Class A (a)	4,916	47,931
FirstCash, Inc.	4,563	215,374
Green Dot Corp. Class A (a)	4,216	93,595
LendingClub Corp. (a)	21,395	105,477
Navient Corp.	30,307	387,323
Nelnet, Inc. Class A	2,199	86,157
OneMain Holdings, Inc. (a)	5,616	159,157
PRA Group, Inc. (a)	4,305	137,330
SLM Corp. (a)	39,378	277,615
Synchrony Financial	75,856	2,168,723
World Acceptance Corp. (a)	678	32,219

TOTAL CONSUMER FINANCE		14,932,128

DIVERSIFIED FINANCIAL SERVICES – 6.3%
Multi-Sector Holdings – 6.1%
Berkshire Hathaway, Inc. Class B (a)	108,626	15,674,732
FNFV Group (a)	6,489	78,192
Leucadia National Corp.	29,866	557,598
PICO Holdings, Inc. (a)	2,260	27,346

	Shares	Value
Texas Pacific Land Trust	763	$202,409

		16,540,277

Other Diversified Financial Services – 0.2%
Voya Financial, Inc.	18,580	567,619

Specialized Finance – 0.0%
NewStar Financial, Inc. (a)	2,253	21,922
On Deck Capital, Inc. (a)	3,039	14,861

		36,783

TOTAL DIVERSIFIED FINANCIAL SERVICES		17,144,679

INSURANCE – 22.0%
Insurance Brokers – 3.1%
Aon PLC	24,333	2,696,827
Arthur J Gallagher & Co.	16,173	780,024
Brown & Brown, Inc.	10,926	402,732
Marsh & McLennan Cos., Inc.	47,812	3,030,803
Willis Towers Watson PLC	12,169	1,532,077

		8,442,463

Life & Health Insurance – 5.5%
Aflac, Inc.	38,021	2,618,506
American Equity Investment Life Holding Co.	5,207	93,362
Citizens, Inc. (a)	4,534	35,275
CNO Financial Group, Inc.	14,994	226,110
FBL Financial Group, Inc. Class A	1,070	67,731
Fidelity & Guaranty Life	1,192	26,343
Genworth Financial, Inc. Class A (a)	30,811	127,558
Lincoln National Corp.	21,912	1,075,660
MetLife, Inc.	85,476	4,013,953
National Western Life Group, Inc. Class A	227	48,896
Primerica, Inc.	4,282	234,225
Principal Financial Group, Inc.	26,809	1,463,771
Prudential Financial, Inc.	40,160	3,405,166
Torchmark Corp.	10,476	664,283
Unum Group	21,743	769,702

		14,870,541

Multi-line Insurance – 3.8%
American Financial Group, Inc.	6,407	477,321
American International Group, Inc.	102,173	6,304,074
American National Insurance Co.	766	89,745
Assurant, Inc.	5,756	463,473
Hartford Financial Services Group, Inc.	36,070	1,591,048
Horace Mann Educators Corp.	3,734	134,237
Kemper Corp.	3,793	142,427
Loews Corp.	26,306	1,131,947
National General Holdings Corp.	5,423	111,443

		10,445,715

Property & Casualty Insurance – 8.4%
Allied World Assurance Co. Holdings AG	8,232	353,811
Ambac Financial Group, Inc. (a)	2,596	47,896

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
AMERISAFE, Inc.	1,804	$100,302
Amtrust Financial Services, Inc.	8,024	211,753
Arch Capital Group Ltd. (a)	11,208	873,888
Argo Group International Holdings Ltd.	2,815	156,514
Aspen Insurance Holdings Ltd.	5,588	269,621
Assured Guaranty Ltd.	12,334	368,663
Axis Capital Holdings Ltd.	8,521	485,441
Baldwin & Lyons, Inc. Class B	910	22,386
Chubb Ltd.	42,395	5,384,165
Cincinnati Financial Corp.	14,568	1,031,123
Donegal Group, Inc. Class A	1,038	15,622
EMC Insurance Group, Inc.	879	21,404
Employers Holdings, Inc.	1,926	60,380
Erie Indemnity Co. Class A	2,353	240,924
Federated National Holding Co.	1,348	24,143
First American Financial Corp.	10,049	392,514
FNF Group	22,537	809,304
Global Indemnity PLC (a)	901	27,066
HCI Group, Inc.	907	24,589
Heritage Insurance Holdings, Inc.	2,523	29,746
Infinity Property & Casualty Corp.	1,051	86,129
James River Group Holdings Ltd.	1,412	53,148
Markel Corp. (a)	1,300	1,140,659
MBIA, Inc. (a)	11,979	92,238
Mercury General Corp.	813	44,284
National Interstate Corp.	807	26,147
Old Republic International Corp.	22,846	385,184
OneBeacon Insurance Group Ltd. Class A	2,060	28,304
ProAssurance Corp.	4,891	260,690
RLI Corp.	3,611	201,277
Safety Insurance Group, Inc.	823	55,717
Selective Insurance Group, Inc.	3,485	128,771
State Auto Financial Corp.	1,646	37,693
State National Cos., Inc.	3,003	30,721
Stewart Information Services Corp.	1,221	54,884
The Allstate Corp.	34,431	2,337,865
The Hanover Insurance Group, Inc.	3,998	304,608
The Navigators Group, Inc.	1,151	107,273
The Progressive Corp.	53,061	1,671,952
The Travelers Cos., Inc.	26,573	2,874,667
United Fire Group, Inc.	2,033	80,344
United Insurance Holdings Corp.	1,752	25,404
Universal Insurance Holdings Inc.	2,803	59,704
White Mountains Insurance Group Ltd.	484	401,585
WR Berkley Corp.	8,977	512,587
XL Group Ltd.	26,488	919,134

		22,872,224

Reinsurance – 1.2%
Alleghany Corp. (a)	926	478,010
Endurance Specialty Holdings Ltd.	6,041	555,470
Enstar Group Ltd. (a)	972	163,879

	Shares	Value
Everest Re Group Ltd.	2,561	$521,215
Greenlight Capital Re Ltd. (a)	2,960	58,904
Maiden Holdings Ltd.	5,602	76,467
Reinsurance Group of America, Inc.	5,981	645,111
RenaissanceRe Holdings Ltd.	2,617	325,267
Third Point Reinsurance Ltd. (a)	5,558	65,306
Validus Holdings Ltd.	7,479	382,177
WMIH Corp. (a)	19,957	41,910

		3,313,716

TOTAL INSURANCE		59,944,659

MORTGAGE REAL ESTATE INVESTMENT – 1.7%
Mortgage REIT’s – 1.7%
AG Mortgage Investment Trust, Inc.	2,571	39,928
AGNC Investment Corp.	20,287	406,957
Altisource Residential Corp.	5,243	52,797
Annaly Capital Management, Inc.	92,493	958,227
Anworth Mortgage Asset Corp.	8,775	43,085
Apollo Commercial Real Estate Finance, Inc.	7,515	127,154
ARMOUR Residential REIT, Inc.	3,485	79,005
Blackstone Mortgage Trust, Inc. Class A	8,665	261,683
Capstead Mortgage Corp.	9,043	85,999
Chimera Investment Corp.	16,413	257,192
Colony Financial, Inc. Class A	10,462	198,883
CYS Investments, Inc.	14,134	121,835
Dynex Capital, Inc.	4,640	31,877
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,827	87,485
Invesco Mortgage Capital, Inc.	10,354	154,585
Ladder Capital Corp.	4,528	57,415
MFA Financial, Inc.	34,183	249,878
MTGE Investment Corp.	3,950	67,347
New Residential Investment Corp.	23,025	321,429
New York Mortgage Trust, Inc.	10,438	61,689
Newcastle Investment Corp.	6,105	26,862
PennyMac Mortgage Investment Trust	5,935	90,331
Redwood Trust, Inc.	7,120	100,107
Resource Capital Corp.	2,833	35,101
Starwood Property Trust, Inc.	21,773	484,231
Two Harbors Investment Corp.	31,984	266,427

TOTAL MORTGAGE REAL ESTATE INVESTMENT		4,667,509

THRIFTS & MORTGAGE FINANCE – 1.4%
Thrifts & Mortgage Finance – 1.4%
Astoria Financial Corp.	8,508	124,472
Bank Mutual Corp.	4,311	33,626
Beneficial Bancorp, Inc.	7,067	102,471
BofI Holding, Inc. (a)	5,250	97,807
Capitol Federal Financial, Inc.	12,081	177,228
Dime Community Bancshares, Inc.	3,085	49,977
Essent Group Ltd. (a)	6,057	160,147
EverBank Financial Corp.	8,145	157,280
Federal Agricultural Mortgage Corp. Class C	892	36,420

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE – continued
Thrifts & Mortgage Finance – continued
Flagstar Bancorp, Inc. (a)	2,175	$59,660
HomeStreet, Inc. (a)	2,031	55,954
Kearny Financial Corp.	8,731	121,797
LendingTree, Inc. (a)	734	58,610
Meridian Bancorp, Inc.	4,853	77,405
Meta Financial Group, Inc.	778	56,989
MGIC Investment Corp. (a)	31,393	256,167
Nationstar Mortgage Holdings, Inc. (a)	3,928	59,352
New York Community Bancorp, Inc.	44,562	639,910
NMI Holdings, Inc. Class A (a)	4,677	35,779
Northfield Bancorp, Inc.	4,140	68,103
Northwest Bancshares, Inc.	8,993	141,550
Ocwen Financial Corp. (a)	9,339	39,878
Oritani Financial Corp.	3,683	57,639
PHH Corp. (a)	5,063	73,515
Provident Financial Services, Inc.	5,558	126,111
Radian Group, Inc.	19,725	268,063
TFS Financial Corp.	6,700	119,394
TrustCo Bank Corp.	9,111	63,777
United Financial Bancorp, Inc.	4,542	66,813
Walker & Dunlop, Inc. (a)	2,637	63,473
Walter Investment Management Corp. (a)	2,711	13,555

	Shares	Value
Washington Federal, Inc.	8,401	$228,927
Waterstone Financial, Inc.	2,289	38,799
WSFS Financial Corp.	2,630	92,182

TOTAL THRIFTS & MORTGAGE FINANCE		3,822,830

TOTAL COMMON STOCKS (Cost $277,099,955)		271,561,701

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $206,053)	206,053	206,053

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $277,306,008)		271,767,754

NET OTHER ASSETS (LIABILITIES) – 0.1%		139,586

NET ASSETS – 100%		$271,907,340

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$271,561,701	$271,561,701	$—	$—
Money Market Funds	206,053	206,053	—	—

Total Investments in Securities:	$271,767,754	$271,767,754	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $278,121,146. Net unrealized depreciation aggregated $6,353,392, of which $5,657,822 related to appreciated investment securities and $12,011,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available).

Quarterly Report	6

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2016

1.9584811.102

T05-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 21.6%
Biotechnology – 21.6%
AbbVie, Inc.	294,940	$16,451,753
ACADIA Pharmaceuticals, Inc. (a)	17,470	407,226
Acceleron Pharma, Inc. (a)	5,064	141,944
Achillion Pharmaceuticals, Inc. (a)	19,871	124,790
Acorda Therapeutics, Inc. (a)	8,368	148,114
Aduro Biotech, Inc. (a)	4,113	44,215
Advaxis, Inc. (a)	5,656	45,757
Agios Pharmaceuticals, Inc. (a)	6,057	289,767
Aimmune Therapeutics, Inc. (a)	3,461	56,345
Alder Biopharmaceuticals, Inc. (a)	7,275	176,419
Alexion Pharmaceuticals, Inc. (a)	40,878	5,334,579
Alkermes PLC (a)	27,553	1,388,947
Alnylam Pharmaceuticals, Inc. (a)	14,003	498,507
AMAG Pharmaceuticals, Inc. (a)	6,257	160,805
Amgen, Inc.	136,986	19,336,944
Amicus Therapeutics, Inc. (a)	20,791	143,458
Ardelyx, Inc. (a)	3,501	43,062
Arena Pharmaceuticals, Inc. (a)	43,863	64,917
Ariad Pharmaceuticals, Inc. (a)	31,331	273,206
Array BioPharma, Inc. (a)	27,129	154,635
Arrowhead Pharmaceuticals, Inc. (a)	10,439	60,546
Atara Biotherapeutics, Inc. (a)	3,136	40,141
Axovant Sciences Ltd. (a)	4,511	55,530
Bellicum Pharmaceuticals, Inc. (a)	2,931	48,537
BioCryst Pharmaceuticals, Inc. (a)	10,706	43,359
Biogen, Inc. (a)	39,951	11,193,471
BioMarin Pharmaceutical, Inc. (a)	29,566	2,380,654
Biotime, Inc. (a)	11,798	37,990
Bluebird Bio, Inc. (a)	6,711	320,450
Blueprint Medicines Corp. (a)	3,228	96,775
Celgene Corp. (a)	141,264	14,434,356
Celldex Therapeutics, Inc. (a)	17,989	56,665
Cepheid, Inc. (a)	13,250	700,925
Chimerix, Inc. (a)	7,503	30,387
Clovis Oncology, Inc. (a)	6,286	182,797
Coherus Biosciences, Inc. (a)	4,257	116,429
Concert Pharmaceuticals, Inc. (a)	2,834	21,878
CytomX Therapeutics, Inc. (a)	2,958	33,337
Dyax Corp. (a)	31,822	78,282
Dynavax Technologies Corp. (a)	6,645	61,466
Eagle Pharmaceuticals, Inc. (a)	1,706	95,331
Editas Medicine, Inc. (a)	1,302	18,410
Emergent Biosolutions, Inc. (a)	6,555	175,150
Enanta Pharmaceuticals, Inc. (a)	2,571	60,470
Epizyme, Inc. (a)	7,290	65,974
Esperion Therapeutics, Inc. (a)	2,463	25,369
Exact Sciences Corp. (a)	19,424	302,626
Exelixis, Inc. (a)	41,591	440,449
FibroGen, Inc. (a)	9,077	150,224
Five Prime Therapeutics, Inc. (a)	4,606	223,529
Foundation Medicine, Inc. (a)	2,510	56,977

	Shares	Value
Genomic Health, Inc. (a)	3,295	$98,224
Geron Corp. (a)	28,899	53,463
Gilead Sciences, Inc.	242,874	17,882,813
Global Blood Therapeutics, Inc. (a)	3,669	64,024
Halozyme Therapeutics, Inc. (a)	19,950	172,168
Heron Therapeutics, Inc. (a)	5,658	84,021
Immune Design Corp. (a)	3,033	16,227
ImmunoGen, Inc. (a)	15,729	28,627
Immunomedics, Inc. (a)	20,653	47,502
Incyte Corp. Ltd. (a)	30,768	2,675,893
Infinity Pharmaceuticals, Inc. (a)	8,086	9,784
Inovio Pharmaceuticals, Inc. (a)	12,637	81,761
Insmed, Inc. (a)	10,735	139,340
Insys Therapeutics, Inc. (a)	3,907	42,235
Intercept Pharmaceuticals, Inc. (a)	3,134	387,801
Intrexon Corp. (a)	10,747	280,497
Ionis Pharmaceuticals, Inc. (a)	21,970	570,781
Ironwood Pharmaceuticals, Inc. (a)	22,195	283,430
Juno Therapeutics, Inc. (a)	8,642	209,914
Karyopharm Therapeutics, Inc. (a)	3,927	28,431
Keryx Biopharmaceuticals, Inc. (a)	14,408	64,980
Kite Pharma, Inc. (a)	7,146	316,496
La Jolla Pharmaceutical Co. (a)	2,651	46,392
Lexicon Pharmaceuticals, Inc. (a)	8,476	125,699
Ligand Pharmaceuticals, Inc. (a)	3,582	342,905
Lion Biotechnologies, Inc. (a)	7,954	49,712
Loxo Oncology, Inc. (a)	1,950	40,677
MacroGenics, Inc. (a)	5,006	118,592
MannKind Corp. (a)	52,113	21,742
Merrimack Pharmaceuticals, Inc. (a)	22,057	115,138
MiMedx Group, Inc. (a)	18,919	168,568
Mirati Therapeutics, Inc. (a)	2,272	11,474
Momenta Pharmaceuticals, Inc. (a)	11,944	133,176
Myriad Genetics, Inc. (a)	12,792	252,130
NantKwest, Inc. (a)	4,474	26,799
Natera, Inc. (a)	4,192	35,548
Neurocrine Biosciences, Inc. (a)	15,761	689,859
NewLink Genetics Corp. (a)	3,915	47,567
Novavax, Inc. (a)	49,244	74,851
OncoMed Pharmaceuticals, Inc. (a)	3,609	32,734
Ophthotech Corp. (a)	4,811	172,330
Opko Health, Inc. (a)	60,749	572,256
Organovo Holdings, Inc. (a)	19,089	47,532
Otonomy, Inc. (a)	3,838	57,954
OvaScience, Inc. (a)	5,312	26,772
PDL BioPharma, Inc.	28,214	90,849
Portola Pharmaceuticals, Inc. (a)	10,270	186,709
Progenics Pharmaceuticals, Inc. (a)	12,724	64,002
Prothena Corp. PLC (a)	5,300	253,446
PTC Therapeutics, Inc. (a)	5,616	34,875
Puma Biotechnology, Inc. (a)	5,989	229,379
Radius Health, Inc. (a)	5,477	235,073
Regeneron Pharmaceuticals, Inc. (a)	14,127	4,874,098

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Regulus Therapeutics, Inc. (a)	5,607	$15,419
Repligen Corp. (a)	6,125	174,991
Retrophin, Inc. (a)	5,661	106,710
Sage Therapeutics, Inc. (a)	5,631	245,174
Sangamo Biosciences, Inc. (a)	12,171	43,207
Sarepta Therapeutics, Inc. (a)	9,176	360,066
Seattle Genetics, Inc. (a)	19,116	988,297
Seres Therapeutics, Inc. (a)	2,496	26,932
Spark Therapeutics, Inc. (a)	4,090	192,271
Spectrum Pharmaceuticals, Inc. (a)	12,657	44,806
Synergy Pharmaceuticals, Inc. (a)	32,686	150,029
TESARO, Inc. (a)	6,429	777,138
TG Therapeutics, Inc. (a)	7,908	42,308
Trevena, Inc. (a)	6,168	30,100
Ultragenyx Pharmaceutical, Inc. (a)	6,736	397,357
United Therapeutics Corp. (a)	8,095	971,967
Vanda Pharmaceuticals, Inc. (a)	7,044	104,603
Versartis, Inc. (a)	4,568	50,476
Vertex Pharmaceuticals, Inc. (a)	45,181	3,427,431
XBiotech, Inc. (a)	3,233	42,837
Xencor, Inc. (a)	5,911	125,845
ZIOPHARM Oncology, Inc. (a)	19,148	108,761

TOTAL BIOTECHNOLOGY		118,037,849

HEALTH CARE EQUIPMENT & SUPPLIES – 20.2%
Health Care Equipment – 18.5%
Abaxis, Inc.	4,091	195,304
Abbott Laboratories	267,931	10,513,612
ABIOMED, Inc. (a)	7,456	782,805
Accuray, Inc. (a)	14,717	72,113
Analogic Corp.	2,250	184,163
AngioDynamics, Inc. (a)	5,289	84,307
AtriCure, Inc. (a)	6,010	109,622
Baxter International, Inc.	89,819	4,274,486
Becton Dickinson and Co.	38,699	6,497,949
Boston Scientific Corp. (a)	247,534	5,445,748
Cantel Medical Corp.	6,824	486,074
Cardiovascular Systems, Inc. (a)	5,955	139,526
ConforMIS, Inc. (a)	4,185	31,932
CONMED Corp.	4,273	170,920
CR Bard, Inc.	13,360	2,894,845
CryoLife, Inc. (a)	5,036	85,612
Cynosure, Inc. Class A (a)	4,268	182,030
Danaher Corp.	113,038	8,879,135
DexCom, Inc. (a)	15,200	1,189,248
Edwards Lifesciences Corp. (a)	38,658	3,681,015
Entellus Medical, Inc. (a)	1,188	24,295
Exactech, Inc. (a)	1,915	46,247
GenMark Diagnostics, Inc. (a)	7,329	78,200
Glaukos Corp. (a)	2,071	69,171
Globus Medical, Inc. Class A (a)	12,999	287,668

	Shares	Value
Hill-Rom Holdings, Inc.	11,886	$658,603
Hologic, Inc. (a)	45,736	1,646,953
IDEXX Laboratories, Inc. (a)	16,313	1,747,775
Inogen, Inc. (a)	2,904	155,858
Insulet Corp. (a)	10,403	386,159
Integer Holdings Corp. (a)	5,032	110,956
Integra LifeSciences Holdings Corp. (a)	5,411	430,229
Intuitive Surgical, Inc. (a)	6,954	4,673,644
Invacare Corp.	5,487	50,206
K2M Group Holdings, Inc. (a)	4,911	83,831
LivaNova PLC (a)	8,021	454,630
Masimo Corp. (a)	8,458	465,190
Medtronic PLC	255,493	20,955,536
Natus Medical, Inc. (a)	6,015	236,690
Nevro Corp. (a)	3,869	355,638
Novocure Ltd. (a)	7,664	46,367
NuVasive, Inc. (a)	9,053	540,736
NxStage Medical, Inc. (a)	11,714	266,376
Orthofix International N.V. (a)	3,309	121,275
Penumbra, Inc. (a)	4,743	312,801
ResMed, Inc.	25,591	1,529,574
Rockwell Medical, Inc. (a)	8,903	51,726
St Jude Medical, Inc.	51,904	4,040,207
STERIS PLC	15,781	1,054,486
Stryker Corp.	61,391	7,081,452
SurModics, Inc. (a)	2,391	59,536
Teleflex, Inc.	7,954	1,138,456
TransEnterix Inc. (a)	10,427	15,641
Varian Medical Systems, Inc. (a)	17,350	1,574,166
Wright Medical Group N.V. (a)	16,814	368,395
Zeltiq Aesthetics, Inc. (a)	6,455	213,661
Zimmer Biomet Holdings, Inc.	36,439	3,840,671

		101,073,451

Health Care Supplies – 1.7%
Alere, Inc. (a)	16,335	729,848
Align Technology, Inc. (a)	13,230	1,136,722
Anika Therapeutics, Inc. (a)	2,599	115,292
Atrion Corp.	260	114,179
Cerus Corp. (a)	17,560	84,639
DENTSPLY SIRONA, Inc.	42,678	2,456,972
Endologix, Inc. (a)	13,459	140,781
Haemonetics Corp. (a)	9,248	308,976
Halyard Health, Inc. (a)	8,484	274,457
ICU Medical, Inc. (a)	2,788	388,368
Meridian Bioscience, Inc.	7,659	125,990
Merit Medical Systems, Inc. (a)	8,049	176,675
Neogen Corp. (a)	6,824	359,557
OraSure Technologies, Inc. (a)	10,080	75,701
Quidel Corp. (a)	4,990	96,307
Staar Surgical Co. (a)	5,431	45,892
The Cooper Cos., Inc.	8,818	1,552,321
The Spectranetics Corp. (a)	7,781	168,848
Vascular Solutions, Inc. (a)	3,164	144,278

3	Quarterly Report

Investments (Unaudited) – continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
West Pharmaceutical Services, Inc.	13,287	$1,010,211

		9,506,014

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		110,579,465

HEALTH CARE PROVIDERS & SERVICES – 17.7%
Health Care Services – 3.4%
Adeptus Health, Inc. Class A (a)	2,783	83,824
Air Methods Corp. (a)	6,636	175,522
Almost Family, Inc. (a)	1,418	55,657
Amedisys, Inc. (a)	4,866	210,503
AMN Healthcare Services, Inc. (a)	8,726	286,213
Chemed Corp.	3,007	425,250
Civitas Solutions, Inc. (a)	2,694	46,067
Corvel Corp. (a)	1,953	67,476
Cross Country Healthcare, Inc. (a)	5,981	66,808
DaVita Inc. (a)	30,110	1,765,048
Diplomat Pharmacy, Inc. (a)	7,200	166,824
Envision Healthcare Holdings, Inc. (a)	34,021	672,935
Express Scripts Holding Co. (a)	115,370	7,775,938
Healthways, Inc. (a)	5,921	146,841
Laboratory Corp. of America Holdings (a)	18,650	2,337,591
Landauer, Inc.	1,745	75,908
LHC Group, Inc. (a)	2,782	95,339
MEDNAX, Inc. (a)	17,058	1,044,802
National Research Corp. Class A	1,711	26,264
Premier, Inc. Class A (a)	8,289	263,922
Quest Diagnostics, Inc.	25,766	2,098,383
Team Health Holdings, Inc. (a)	13,455	576,547
Teladoc, Inc. (a)	3,173	51,561
The Providence Service Corp. (a)	2,281	92,301

		18,607,524

Health Care Distributors – 2.8%
Aceto Corp.	5,375	98,524
AmerisourceBergen Corp.	33,427	2,350,587
Cardinal Health, Inc.	59,478	4,085,544
Henry Schein, Inc. (a)	14,950	2,230,540
McKesson Corp.	41,048	5,220,074
Owens & Minor, Inc.	11,427	370,806
Patterson Cos., Inc.	15,313	654,018
PharMerica Corp. (a)	5,596	133,185

		15,143,278

Health Care Facilities – 2.1%
AAC Holdings, Inc. (a)	1,717	28,142
Acadia Healthcare Co., Inc. (a)	13,505	485,640
Amsurg Corp. (a)	9,968	595,588
Brookdale Senior Living, Inc. (a)	33,787	487,546
Capital Senior Living Corp. (a)	4,906	78,349

	Shares	Value
Community Health Systems, Inc. (a)	20,677	$109,175
Genesis Healthcare, Inc. (a)	7,377	19,328
HCA Holdings, Inc. (a)	57,107	4,370,399
HealthSouth Corp.	16,367	657,135
Kindred Healthcare, Inc.	15,492	152,596
LifePoint Health, Inc. (a)	7,897	472,635
National HealthCare Corp.	1,807	116,913
Quorum Health Corp. (a)	5,345	21,594
Select Medical Holdings Corp. (a)	19,111	248,443
Surgery Partners, Inc. (a)	3,530	56,833
Surgical Care Affiliates, Inc. (a)	5,091	217,844
Tenet Healthcare Corp. (a)	18,055	355,864
The Ensign Group, Inc.	8,688	160,467
Universal Health Services, Inc. Class B	16,357	1,974,453
US Physical Therapy, Inc.	2,267	128,992
VCA, Inc. (a)	14,698	903,339

		11,641,275

Managed Health Care – 9.4%
Aetna, Inc.	63,934	6,863,315
Anthem, Inc.	47,884	5,835,144
Centene Corp. (a)	31,038	1,939,254
Cigna Corp.	46,797	5,560,888
HealthEquity, Inc. (a)	7,905	262,683
Humana, Inc.	27,194	4,664,587
Magellan Health, Inc. (a)	4,430	227,923
Molina Healthcare, Inc. (a)	7,204	391,970
Triple-S Management Corp. Class B (a)	4,321	89,358
UnitedHealth Group, Inc.	173,389	24,505,067
Universal American Corp. (a)	8,958	67,275
WellCare Health Plans, Inc. (a)	8,123	922,042

		51,329,506

TOTAL HEALTH CARE PROVIDERS & SERVICES		96,721,583

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	32,309	388,031
athenahealth, Inc. (a)	7,138	737,498
Castlight Health, Inc. Class B (a)	7,698	33,486
Cerner Corp. (a)	55,589	3,256,404
Computer Programs & Systems, Inc.	1,963	51,234
Evolent Health, Inc. (a)	4,449	93,652
HealthStream, Inc. (a)	4,597	123,981
HMS Holdings Corp. (a)	15,299	322,350
Inovalon Holdings, Inc. Class A (a)	12,159	165,362
Medidata Solutions, Inc. (a)	10,409	499,528
Omnicell, Inc. (a)	6,534	213,172
Quality Systems, Inc.	8,324	107,296
Veeva Systems, Inc. Class A (a)	15,784	613,209
Vocera Communications, Inc. (a)	4,331	79,690

TOTAL HEALTH CARE TECHNOLOGY		6,684,893

Quarterly Report	4

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 5.3%
Life Sciences Tools & Services – 5.3%
Accelerate Diagnostics, Inc. (a)	5,591	$118,809
Agilent Technologies, Inc.	59,715	2,601,783
Albany Molecular Research, Inc. (a)	4,874	75,986
Bio-Rad Laboratories, Inc. Class A (a)	3,751	592,958
Bio-Techne Corp.	6,763	703,284
Bruker Corp.	20,555	421,172
Cambrex Corp. (a)	5,816	234,385
Charles River Laboratories International, Inc. (a)	8,581	651,126
Fluidigm Corp. (a)	4,714	21,826
Illumina, Inc. (a)	26,873	3,658,490
INC Research Holdings, Inc. Class A (a)	9,718	444,113
Luminex Corp. (a)	7,089	147,664
Mettler-Toledo International, Inc. (a)	4,883	1,973,123
NeoGenomics, Inc. (a)	13,322	107,375
Pacific Biosciences of California, Inc. (a)	15,060	128,010
PAREXEL International Corp. (a)	9,621	560,520
PerkinElmer, Inc.	19,828	1,009,047
PRA Health Sciences, Inc. (a)	6,061	322,566
Quintiles IMS Holdings Inc. (a)	26,960	1,934,110
Thermo Fisher Scientific, Inc.	71,773	10,552,784
VWR Corp. (a)	16,736	460,407
Waters Corp. (a)	14,753	2,052,732

TOTAL LIFE SCIENCES TOOLS & SERVICES		28,772,270

PHARMACEUTICALS – 33.8%
Pharmaceuticals – 33.8%
Aclaris Therapeutics, Inc. (a)	2,025	43,031
Aerie Pharmaceuticals, Inc. (a)	4,943	164,355
Akorn, Inc. (a)	13,033	312,140
Allergan PLC (a)	72,129	15,070,633
Amphastar Pharmaceuticals, Inc. (a)	6,526	118,382
ANI Pharmaceuticals, Inc. (a)	1,559	93,072
Bristol-Myers Squibb Co. Class A	304,417	15,497,869
Catalent, Inc. (a)	22,682	517,376
Cempra, Inc. (a)	6,990	126,694
Collegium Pharmaceutical, Inc. (a)	2,361	35,344
Corcept Therapeutics, Inc. (a)	13,829	95,973
Depomed, Inc. (a)	11,101	248,218
Dermira, Inc. (a)	4,085	128,065
Eli Lilly & Co.	181,175	13,377,962
Endo International PLC (a)	38,458	721,087
Horizon Pharma PLC (a)	26,241	438,750
Impax Laboratories, Inc. (a)	11,417	229,482
Innoviva, Inc. (a)	14,396	148,279
Intersect ENT, Inc. (a)	3,863	56,400
Intra-Cellular Therapies, Inc. (a)	5,901	73,172
Jazz Pharmaceuticals PLC (a)	11,021	1,206,469
Johnson & Johnson	501,566	58,176,640
Lannett Co., Inc. (a)	5,368	117,559

	Shares	Value
Mallinckrodt PLC (a)	19,938	$1,181,526
Merck & Co., Inc.	504,755	29,639,214
Mylan N.V. (a)	83,348	3,042,202
Nektar Therapeutics (a)	27,448	340,355
Ocular Therapeutix, Inc. (a)	2,482	14,048
Omeros Corp. (a)	7,382	60,532
Pacira Pharmaceuticals, Inc. (a)	6,754	214,777
Paratek Pharmaceuticals, Inc. (a)	2,803	29,992
Perrigo Co. PLC	26,084	2,169,928
Pfizer, Inc.	1,105,924	35,068,850
Phibro Animal Health Corp. Class A	3,410	88,489
Prestige Brands Holdings, Inc. (a)	9,596	434,507
Revance Therapeutics, Inc. (a)	3,616	48,274
Sciclone Pharmaceuticals, Inc. (a)	8,627	77,212
Sucampo Pharmaceuticals, Inc. Class A (a)	4,089	46,615
Supernus Pharmaceuticals, Inc. (a)	7,191	142,382
Teligent, Inc. (a)	6,657	43,337
The Medicines Co. (a)	12,748	420,047
TherapeuticsMD, Inc. (a)	28,543	163,837
Theravance Biopharma, Inc. (a)	6,475	162,717
Zoetis, Inc.	86,052	4,113,286

TOTAL PHARMACEUTICALS		184,499,079

TOTAL COMMON STOCKS (Cost $591,717,435)		545,295,139

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $349,457)	349,457	349,457

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $592,066,892)		545,644,596

NET OTHER ASSETS (LIABILITIES) – 0.1%		334,954

NET ASSETS – 100%		$545,979,550

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

5	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$545,295,139	$545,216,857	$—	$78,282
Money Market Funds	349,457	349,457	—	—

Total Investments in Securities:	$545,644,596	$545,566,314	$—	$78,282

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $593,667,861. Net unrealized depreciation aggregated $48,023,265, of which $28,556,403 related to appreciated investment securities and $76,579,668 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2016

1.9584813.102

T06-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 20.4%
Aerospace & Defense – 20.4%
AAR Corp.	2,220	$71,417
Aerojet Rocketdyne Holdings, Inc. (a)	3,459	60,878
Aerovironment, Inc. (a)	1,416	33,970
Astronics Corp. (a)	1,513	56,011
B/E Aerospace, Inc.	6,808	405,212
BWX Technologies, Inc.	6,222	244,027
Cubic Corp.	1,541	65,801
Curtiss-Wright Corp.	2,817	252,460
DigitalGlobe, Inc. (a)	4,235	106,299
Engility Holdings, Inc. (a)	1,358	39,015
Esterline Technologies Corp. (a)	1,871	137,425
General Dynamics Corp.	17,313	2,609,762
HEICO Corp.	1,358	91,747
HEICO Corp. Class A	2,520	151,200
Hexcel Corp.	6,188	281,492
Huntington Ingalls Industries, Inc.	3,133	505,541
KLX, Inc. (a)	3,508	120,745
Kratos Defense & Security Solutions, Inc. (a)	3,264	18,344
L-3 Communications Holdings, Inc.	5,127	702,091
Lockheed Martin Corp.	17,597	4,335,549
Mercury Systems, Inc. (a)	2,690	74,728
Moog, Inc. Class A (a)	2,166	125,780
National Presto Industries, Inc.	327	28,531
Northrop Grumman Corp.	11,424	2,616,096
Orbital ATK, Inc.	3,900	290,004
Raytheon Co.	19,791	2,703,649
Rockwell Collins, Inc.	8,675	731,476
Spirit AeroSystems Holdings, Inc. Class A (a)	8,819	444,125
Taser International, Inc. (a)	3,537	79,158
Teledyne Technologies, Inc. (a)	2,182	234,958
Textron, Inc.	17,912	717,913
The Boeing Co.	40,329	5,744,059
The KEYW Holding Corp. (a)	2,353	24,683
TransDigm Group, Inc.	3,531	962,056
Triumph Group, Inc.	3,163	74,963
United Technologies Corp.	52,982	5,414,760
Wesco Aircraft Holdings, Inc. (a)	3,977	51,104

TOTAL AEROSPACE & DEFENSE		30,607,029

AIR FREIGHT & LOGISTICS – 6.4%
Air Freight & Logistics – 6.4%
Air Transport Services Group, Inc. (a)	1,020	13,495
Atlas Air Worldwide Holdings, Inc. (a)	408	17,075
CH Robinson Worldwide, Inc.	9,512	647,957
Echo Global Logistics, Inc. (a)	1,807	38,308
Expeditors International of Washington, Inc.	12,130	624,331
FedEx Corp.	16,994	2,962,394
Forward Air Corp.	1,996	82,475

	Shares	Value
Hub Group, Inc. Class A (a)	2,302	$83,908
Park-Ohio Holdings Corp.	548	17,509
United Parcel Service, Inc. Class B	46,013	4,958,361
XPO Logistics, Inc. (a)	7,326	241,245

TOTAL AIR FREIGHT & LOGISTICS		9,687,058

AIRLINES – 1.2%
Airlines – 1.2%
Allegiant Travel Co.	272	37,509
American Airlines Group, Inc.	9,629	390,937
Delta Air Lines, Inc.	12,851	536,786
Hawaiian Holdings, Inc. (a)	899	40,478
SkyWest, Inc.	869	26,200
Southwest Airlines Co.	10,637	426,012
Spirit Airlines, Inc. (a)	1,198	57,420
United Continental Holdings, Inc. (a)	5,609	315,394
Virgin America, Inc. (a)	736	40,002

TOTAL AIRLINES		1,870,738

BUILDING PRODUCTS – 4.5%
Building Products – 4.5%
AAON, Inc.	2,844	85,178
Advanced Drainage Systems, Inc.	2,685	51,283
Allegion PLC	6,377	407,108
American Woodmark Corp. (a)	989	73,878
AO Smith Corp.	9,917	447,951
Apogee Enterprises, Inc.	1,909	77,792
Armstrong Flooring, Inc. (a)	1,262	20,432
Armstrong World Industries, Inc. (a)	2,796	104,850
Builders FirstSource, Inc. (a)	5,908	57,130
Continental Building Products, Inc. (a)	2,742	56,074
CSW Industrials, Inc. (a)	1,074	33,240
Fortune Brands Home & Security, Inc.	10,218	558,209
Gibraltar Industries, Inc. (a)	1,977	76,905
Griffon Corp.	2,036	34,001
Insteel Industries, Inc.	1,201	32,307
Johnson Controls International PLC	62,200	2,507,904
Lennox International, Inc.	2,614	381,356
Masco Corp.	22,170	684,610
Masonite International Corp. (a)	1,733	98,608
NCI Building Systems, Inc. (a)	2,369	34,114
Owens Corning	7,694	375,313
Patrick Industries, Inc. (a)	875	50,181
PGT, Inc. (a)	3,210	31,458
Ply Gem Holdings, Inc. (a)	1,545	21,167
Quanex Building Products Corp.	2,070	33,741
Simpson Manufacturing Co., Inc.	2,761	118,171
Trex Co., Inc. (a)	1,971	106,060
Universal Forest Products, Inc.	1,362	117,118
USG Corp. (a)	6,267	157,803

TOTAL BUILDING PRODUCTS		6,833,942

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 5.9%
Commercial Printing – 0.4%
Brady Corp. Class A	3,109	$102,908
Deluxe Corp.	3,257	199,328
Ennis, Inc.	1,758	25,755
InnerWorkings, Inc. (a)	2,740	24,139
LSC Communications, Inc. (a)	1,879	45,547
Multi-Color Corp.	905	58,757
Quad/Graphics, Inc.	1,905	45,263
RR Donnelley & Sons Co.	4,605	81,739

		583,436

Diversified Support Services – 1.4%
Cintas Corp.	5,703	608,339
Copart, Inc. (a)	6,557	344,046
G&K Services, Inc. Class A	1,315	124,530
Healthcare Services Group, Inc.	4,818	178,121
KAR Auction Services, Inc.	9,149	389,564
Matthews International Corp. Class A	2,177	130,402
McGrath RentCorp	1,512	45,511
Mobile Mini, Inc.	2,968	75,239
UniFirst Corp.	1,007	123,358
Viad Corp.	1,361	56,482
VSE Corp.	570	16,439

		2,092,031

Environmental & Facilities Services – 3.3%
ABM Industries, Inc.	3,516	137,405
Clean Harbors, Inc. (a)	3,640	172,245
Covanta Holding Corp.	7,902	118,530
Republic Services, Inc.	16,040	844,185
Rollins, Inc.	6,535	201,409
SP Plus Corp. (a)	1,152	29,031
Stericycle, Inc. (a)	5,657	453,069
Team, Inc. (a)	1,883	57,902
Tetra Tech, Inc.	3,830	147,264
US Ecology, Inc.	1,456	61,516
Waste Connections, Inc.	11,662	877,099
Waste Management, Inc.	29,605	1,943,864

		5,043,519

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	7,195	79,864
Essendant, Inc.	2,502	38,406
Herman Miller, Inc.	3,986	110,811
HNI Corp.	3,048	123,932
Interface, Inc.	4,400	69,740
Kimball International, Inc. Class B	2,119	26,487
Knoll, Inc.	3,298	71,369
MSA Safety, Inc.	2,140	124,762
Pitney Bowes, Inc.	12,561	224,088
Steelcase, Inc. Class A	5,919	79,019
West Corp.	3,038	59,909

		1,008,387

	Shares	Value
Security & Alarm Services – 0.1%
The Brink’s Co.	2,954	$116,831

TOTAL COMMERCIAL SERVICES & SUPPLIES		8,844,204

CONSTRUCTION & ENGINEERING – 2.0%
Construction & Engineering – 2.0%
AECOM (a)	10,215	284,488
Aegion Corp. (a)	2,374	43,943
Argan, Inc.	900	51,165
Chicago Bridge & Iron Co. N.V.	7,010	224,460
Comfort Systems USA, Inc.	2,519	72,673
Dycom Industries, Inc. (a)	2,075	159,630
EMCOR Group, Inc.	4,042	244,379
Fluor Corp.	9,275	482,207
Granite Construction, Inc.	2,633	129,438
Great Lakes Dredge & Dock Corp. (a)	4,135	14,679
Jacobs Engineering Group, Inc. (a)	8,122	418,933
KBR, Inc.	9,406	139,303
MasTec, Inc. (a)	4,423	126,277
MYR Group, Inc. (a)	1,225	36,554
Primoris Services Corp.	2,692	53,921
Quanta Services, Inc. (a)	10,030	288,362
Tutor Perini Corp. (a)	2,637	50,235
Valmont Industries, Inc.	1,511	193,332

TOTAL CONSTRUCTION & ENGINEERING		3,013,979

ELECTRICAL EQUIPMENT – 5.5%
Electrical Components & Equipment – 5.4%
Acuity Brands, Inc.	2,920	652,824
AMETEK, Inc.	15,551	685,799
Eaton Corp. PLC	30,520	1,946,260
Emerson Electric Co.	42,872	2,172,753
Encore Wire Corp.	1,315	44,907
EnerSys	2,880	187,574
Generac Holdings, Inc. (a)	4,430	168,739
General Cable Corp.	3,310	46,340
Hubbell, Inc.	3,501	365,925
Plug Power, Inc. (a)	12,297	18,814
Powell Industries, Inc.	624	22,083
Regal-Beloit Corp.	2,978	176,000
Rockwell Automation, Inc.	8,680	1,039,170
Sensata Technologies Holding N.V. (a)	11,363	406,000
SolarCity Corp. (a)	4,716	92,434
Sunrun, Inc. (a)	3,771	19,647
Thermon Group Holdings, Inc. (a)	2,138	39,190
Vicor Corp. (a)	1,110	14,152

		8,098,611

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	1,720	91,590
Babcock & Wilcox Enterprises, Inc. (a)	3,059	48,149

		139,739

TOTAL ELECTRICAL EQUIPMENT		8,238,350

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIAL CONGLOMERATES – 21.0%
Industrial Conglomerates – 21.0%
3M Co.	40,420	$6,681,426
Carlisle Cos., Inc.	4,276	448,339
General Electric Co.	612,826	17,833,236
Honeywell International, Inc.	48,249	5,291,950
Raven Industries, Inc.	2,348	50,365
Roper Industries, Inc.	6,744	1,168,803

TOTAL INDUSTRIAL CONGLOMERATES		31,474,119

MACHINERY – 17.5%
Agricultural & Farm Machinery – 1.5%
AGCO Corp.	4,394	224,446
Deere & Co.	17,800	1,571,740
Lindsay Corp.	724	56,689
The Toro Co.	7,254	347,322
Titan International, Inc.	3,155	32,149

		2,232,346

Construction & Farm Machinery & Heavy Trucks – 5.5%
Alamo Group, Inc.	653	42,393
Allison Transmission Holdings, Inc.	9,608	281,418
American Railcar Industries, Inc.	593	21,810
Astec Industries, Inc.	1,246	68,978
Caterpillar, Inc.	38,911	3,247,512
Cummins, Inc.	10,784	1,378,411
Douglas Dynamics, Inc.	1,513	48,567
Federal Signal Corp.	3,936	48,334
Joy Global, Inc.	6,497	180,811
Meritor, Inc. (a)	5,842	60,056
Navistar International Corp. (a)	3,019	67,324
Oshkosh Corp.	4,886	261,401
PACCAR, Inc.	23,353	1,282,547
Terex Corp.	7,234	172,748
The Greenbrier Cos., Inc.	1,884	59,346
The Manitowoc Co., Inc.	8,645	34,926
Trinity Industries, Inc.	10,043	214,418
Wabash National Corp. (a)	4,360	49,050
WABCO Holdings, Inc. (a)	3,560	350,518
Wabtec Corp.	6,003	464,092

		8,334,660

Industrial Machinery – 10.5%
Actuant Corp. Class A	3,945	87,974
Albany International Corp. Class A	1,936	78,892
Altra Industrial Motion Corp.	1,746	51,507
Barnes Group, Inc.	3,395	135,257
Briggs & Stratton Corp.	2,915	54,277
Chart Industries, Inc. (a)	2,056	57,033
CIRCOR International, Inc.	938	50,446
CLARCOR, Inc.	3,230	200,938
Colfax Corp. (a)	6,125	194,714
Columbus McKinnon Corp.	1,232	24,012
Crane Co.	3,106	211,239

	Shares	Value
Donaldson Co., Inc.	8,412	$307,206
Dover Corp.	10,337	691,442
Energy Recovery, Inc. (a)	2,156	26,325
EnPro Industries, Inc.	1,462	79,123
ESCO Technologies, Inc.	1,684	75,022
Flowserve Corp.	8,684	367,767
Fortive Corp.	20,604	1,051,834
Franklin Electric Co., Inc.	2,639	96,192
Global Brass & Copper Holdings, Inc.	1,444	41,443
Graco, Inc.	3,704	277,430
Harsco Corp.	5,193	50,632
Hillenbrand, Inc.	4,194	127,288
Hyster-Yale Materials Handling, Inc.	573	33,354
IDEX Corp.	5,056	437,041
Illinois Tool Works, Inc.	21,553	2,447,774
Ingersoll-Rand PLC	17,156	1,154,427
ITT, Inc.	6,000	211,320
John Bean Technologies Corp.	1,931	154,190
Kadant, Inc.	742	38,324
Kennametal, Inc.	5,265	149,052
Lincoln Electric Holdings, Inc.	4,124	271,483
Lydall, Inc. (a)	1,160	54,230
Manitowoc Foodservice, Inc. (a)	8,581	129,659
Milacron Holdings Corp. (a)	1,138	16,569
Mueller Industries, Inc.	3,650	110,559
Mueller Water Products, Inc. Class A	10,656	131,282
NN, Inc.	1,724	30,429
Nordson Corp.	3,610	361,469
Parker Hannifin Corp.	8,974	1,101,558
Pentair PLC	11,438	630,577
Proto Labs, Inc. (a)	1,661	74,247
RBC Bearings, Inc. (a)	1,584	113,018
Rexnord Corp. (a)	6,824	135,729
Snap-on, Inc.	3,874	596,983
SPX Corp. (a)	2,796	53,152
SPX FLOW, Inc. (a)	2,807	70,428
Standex International Corp.	839	64,100
Stanley Black & Decker, Inc.	10,003	1,138,742
Sun Hydraulics Corp.	1,532	45,087
Tennant Co.	1,128	71,008
The Gorman-Rupp Co.	1,265	30,385
The Middleby Corp. (a)	3,833	429,718
The Timken Co.	4,747	156,888
Trimas Corp. (a)	3,059	54,909
Watts Water Technologies, Inc. Class A	1,778	106,680
Woodward, Inc.	3,662	215,985
Xylem, Inc.	11,919	576,045

		15,734,394

TOTAL MACHINERY		26,301,400

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	906	$53,409
Matson, Inc.	727	29,036

TOTAL MARINE		82,445

PROFESSIONAL SERVICES – 4.2%
Human Resource & Employment Services – 0.8%
GP Strategies Corp. (a)	886	22,903
Heidrick & Struggles International, Inc.	1,122	20,757
Insperity, Inc.	1,007	75,726
Kelly Services, Inc. Class A	2,050	38,397
Kforce, Inc.	1,679	29,131
Korn/Ferry International	3,466	70,672
ManpowerGroup, Inc.	4,762	365,722
On Assignment, Inc. (a)	3,408	117,269
Robert Half International, Inc.	8,747	327,313
TriNet Group, Inc. (a)	2,848	53,457
TrueBlue, Inc. (a)	2,855	49,962
WageWorks, Inc. (a)	2,390	140,890

		1,312,199

Research & Consulting Services – 3.4%
CBIZ, Inc. (a)	3,280	36,244
CEB, Inc.	2,117	102,992
Equifax, Inc.	7,930	983,082
Exponent, Inc.	1,745	99,901
FTI Consulting, Inc. (a)	2,786	108,542
Huron Consulting Group, Inc. (a)	1,446	81,048
ICF International, Inc. (a)	1,215	56,376
IHS Markit Ltd. (a)	23,911	879,686
Mistras Group, Inc. (a)	1,146	23,997
Navigant Consulting, Inc. (a)	3,210	75,114
Nielsen Holdings PLC	24,042	1,082,371
Resources Connection, Inc.	2,482	36,858
RPX Corp. (a)	3,398	33,164
The Advisory Board Co. (a)	2,756	109,689
The Dun & Bradstreet Corp.	2,415	301,513
TransUnion (a)	6,090	190,252
Verisk Analytics, Inc. (a)	10,645	868,100

		5,068,929

TOTAL PROFESSIONAL SERVICES		6,381,128

ROAD & RAIL – 7.9%
Railroads – 6.4%
CSX Corp.	63,697	1,943,395
Genesee & Wyoming, Inc. Class A (a)	3,806	258,580
Kansas City Southern	7,195	631,433
Norfolk Southern Corp.	19,707	1,832,751
Union Pacific Corp.	56,048	4,942,313

		9,608,472

	Shares	Value
Trucking – 1.5%
AMERCO	457	$147,332
ArcBest Corp.	1,632	32,477
Avis Budget Group, Inc. (a)	5,668	183,416
Celadon Group, Inc.	1,885	12,253
Covenant Transportation Group, Inc. Class A (a)	818	13,080
Heartland Express, Inc.	3,077	56,617
Hertz Global Holdings, Inc. (a)	4,803	159,219
JB Hunt Transport Services, Inc.	6,004	489,986
Knight Transportation, Inc.	4,310	126,067
Landstar System, Inc.	2,818	200,501
Marten Transport Ltd.	1,652	33,866
Old Dominion Freight Line, Inc. (a)	4,168	311,266
Roadrunner Transportation Systems, Inc. (a)	2,061	15,664
Ryder System, Inc.	3,577	248,208
Saia, Inc. (a)	1,695	60,427
Swift Transportation Co. (a)	5,653	126,514
Universal Truckload Services, Inc.	521	6,486
Werner Enterprises, Inc.	3,114	74,892
YRC Worldwide, Inc. (a)	1,902	16,890

		2,315,161

TOTAL ROAD & RAIL		11,923,633

TRADING COMPANIES & DISTRIBUTORS – 3.0%
Trading Companies & Distributors – 3.0%
Air Lease Corp.	6,505	196,841
Aircastle Ltd.	3,981	81,810
Applied Industrial Technologies, Inc.	2,488	126,390
Beacon Roofing Supply, Inc. (a)	3,371	141,717
BMC Stock Holdings, Inc. (a)	3,732	61,765
DXP Enterprises, Inc. (a)	1,066	23,228
Fastenal Co.	19,248	750,287
GATX Corp.	2,557	111,920
H&E Equipment Services, Inc.	2,146	29,937
HD Supply Holdings, Inc. (a)	13,364	441,012
Herc Holdings, Inc. (a)	1,600	48,144
Kaman Corp.	1,637	71,471
MRC Global, Inc. (a)	6,633	97,770
MSC Industrial Direct Co., Inc. Class A	2,962	215,634
NOW, Inc. (a)	7,103	153,141
Rush Enterprises, Inc. Class A (a)	2,053	53,891
Titan Machinery, Inc. (a)	1,314	12,207
Triton International Ltd.	2,662	32,130
United Rentals, Inc. (a)	5,896	446,091
Univar, Inc. (a)	5,051	112,385
Veritiv Corp. (a)	587	31,669
Watsco, Inc.	1,718	235,864
WESCO International, Inc. (a)	2,789	151,164
WW Grainger, Inc.	3,882	807,922

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,434,390

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Corp.	5,084	$415,922

TOTAL COMMON STOCKS (Cost $153,543,258)		150,108,337

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $85,515)	85,515	$85,515

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $153,628,773)		150,193,852

NET OTHER ASSETS (LIABILITIES) – 0.0%		7,513

NET ASSETS – 100%		$150,201,365

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$150,108,337	$150,108,337	$—	$—
Money Market Funds	85,515	85,515	—	—

Total Investments in Securities:	$150,193,852	$150,193,852	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $154,000,759. Net unrealized depreciation aggregated $3,806,907, of which $5,114,510 related to appreciated investment securities and $8,921,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	6

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2016

1.9584815.102

T07-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.5%
Communications Equipment – 5.5%
ADTRAN, Inc.	5,004	$90,823
Arista Networks, Inc. (a)	4,270	361,882
ARRIS International PLC (a)	18,520	514,486
Brocade Communications Systems, Inc.	48,411	513,157
CalAmp Corp. (a)	3,743	48,360
Calix, Inc. (a)	4,393	27,456
Ciena Corp. (a)	14,266	276,475
Cisco Systems, Inc.	518,507	15,907,795
CommScope Holding Co., Inc. (a)	16,908	516,539
Comtech Telecommunications Corp.	2,375	24,700
EchoStar Corp. Class A (a)	4,709	220,099
Extreme Networks, Inc. (a)	10,696	45,030
F5 Networks, Inc. (a)	6,919	956,275
Finisar Corp. (a)	11,034	302,111
Harmonic, Inc. (a)	7,901	40,295
Harris Corp.	12,873	1,148,400
Infinera Corp. (a)	14,437	112,609
InterDigital, Inc.	3,594	253,916
Ixia (a)	5,797	69,274
Juniper Networks, Inc.	35,685	939,943
Lumentum Holdings, Inc. (a)	4,860	163,296
Mitel Networks Corp. (a)	9,287	62,130
Motorola Solutions, Inc.	16,225	1,177,610
NETGEAR, Inc. (a)	3,417	172,558
Netscout Systems, Inc. (a)	8,792	241,340
Oclaro, Inc. (a)	16,818	122,940
Palo Alto Networks, Inc. (a)	9,256	1,423,850
Plantronics, Inc.	3,397	175,659
ShoreTel, Inc. (a)	6,850	45,553
Sonus Networks, Inc. (a)	5,080	29,413
Ubiquiti Networks, Inc. (a)	3,042	159,492
ViaSat, Inc. (a)	4,816	340,299
Viavi Solutions, Inc. (a)	24,384	173,614

TOTAL COMMUNICATIONS EQUIPMENT		26,657,379

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.9%
Electronic Components – 1.4%
Amphenol Corp. Class A	31,779	2,095,189
AVX Corp.	5,124	71,839
Belden, Inc.	4,369	283,155
Corning, Inc.	110,957	2,519,833
Dolby Laboratories, Inc. Class A	5,578	265,457
DTS, Inc.	1,791	75,849
II-VI, Inc. (a)	5,865	163,047
InvenSense, Inc. (a)	8,463	64,742
Knowles Corp. (a)	9,044	135,117
Littelfuse, Inc.	2,337	326,012
Rogers Corp. (a)	1,841	100,206
Universal Display Corp. (a)	4,386	226,756
Vishay Intertechnology, Inc.	13,840	195,144

		6,522,346

	Shares	Value
Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	2,983	$95,903
Cognex Corp.	8,352	430,963
Coherent, Inc. (a)	2,526	263,007
Daktronics, Inc.	3,810	31,814
FARO Technologies, Inc. (a)	1,692	56,767
Fitbit, Inc. Class A (a)	12,663	167,911
FLIR Systems, Inc.	14,217	468,024
Itron, Inc. (a)	3,769	203,149
Keysight Technologies, Inc. (a)	17,688	580,166
MTS Systems Corp.	1,662	79,028
National Instruments Corp.	11,894	334,103
Novanta, Inc. (a)	3,401	59,347
OSI Systems, Inc. (a)	1,835	128,689
Rofin-Sinar Technologies, Inc. (a)	2,718	88,471
VeriFone Systems, Inc. (a)	11,245	174,073
Zebra Technologies Corp. Class A (a)	5,404	355,799

		3,517,214

Electronic Manufacturing Services – 1.1%
Benchmark Electronics, Inc. (a)	5,036	126,655
CTS Corp.	3,178	57,840
Fabrinet (a)	3,133	118,929
Flex Ltd. (a)	56,049	795,335
IPG Photonics Corp. (a)	3,835	372,033
Jabil Circuit, Inc.	17,819	380,257
Kimball Electronics, Inc. (a)	2,853	39,657
Methode Electronics, Inc.	3,571	111,415
Park Electrochemical Corp.	1,878	28,978
Plexus Corp. (a)	3,504	160,518
Sanmina Corp. (a)	7,712	213,237
TE Connectivity Ltd.	36,902	2,320,029
Trimble, Inc. (a)	25,924	716,539
TTM Technologies, Inc. (a)	6,648	87,421

		5,528,843

Technology Distributors – 0.7%
Anixter International, Inc. (a)	3,124	205,403
Arrow Electronics, Inc. (a)	9,455	577,890
Avnet, Inc.	13,278	557,012
CDW Corp.	15,398	691,524
ePlus, Inc. (a)	704	64,451
Ingram Micro, Inc. Class A	15,333	570,388
Insight Enterprises, Inc. (a)	3,746	107,847
PC Connection, Inc.	1,226	28,456
ScanSource, Inc. (a)	2,623	91,805
SYNNEX Corp.	3,098	317,669
Tech Data Corp. (a)	3,663	282,124

		3,494,569

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		19,062,972

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – 20.7%
Internet Software & Services – 20.7%
2U, Inc. (a)	3,549	$123,718
Actua Corp. (a)	3,575	41,649
Akamai Technologies, Inc. (a)	18,130	1,259,491
Alarm.com Holdings, Inc. (a)	1,149	33,528
Alphabet, Inc. Class A (a)	30,268	24,514,053
Alphabet, Inc. Class C (a)	31,859	24,994,660
Angie’s List, Inc. (a)	3,899	30,022
Bankrate, Inc. (a)	5,523	43,079
Bazaarvoice, Inc. (a)	7,127	34,922
Benefitfocus, Inc. (a)	1,328	43,160
Blucora, Inc. (a)	4,010	53,333
Box, Inc. Class A (a)	4,691	67,644
ChannelAdvisor Corp. (a)	2,345	25,795
Cimpress N.V. (a)	2,458	204,628
CommerceHub, Inc. Series A (a)	1,366	20,517
CommerceHub, Inc. Series C (a)	2,732	41,117
comScore, Inc. (a)	4,621	133,039
Cornerstone OnDemand, Inc. (a)	5,448	225,002
CoStar Group, Inc. (a)	3,368	630,220
Cvent, Inc. (a)	3,207	100,123
DHI Group, Inc. (a)	4,718	26,893
EarthLink Holdings Corp.	10,724	61,341
eBay, Inc. (a)	112,526	3,208,116
Endurance International Group Holdings, Inc. (a)	7,170	52,700
Envestnet, Inc. (a)	4,039	142,779
Facebook, Inc. Class A (a)	238,329	31,218,716
Five9, Inc. (a)	2,872	41,127
GoDaddy, Inc. Class A (a)	4,559	163,167
Gogo, Inc. (a)	5,695	57,576
GrubHub, Inc. (a)	7,040	268,294
GTT Communications, Inc. (a)	2,858	64,305
Hortonworks, Inc. (a)	3,510	26,816
IAC/InterActiveCorp	7,576	488,197
inContact, Inc. (a)	6,018	83,710
IntraLinks Holdings, Inc. (a)	4,441	40,724
j2 Global, Inc.	4,801	341,591
LinkedIn Corp. Class A (a)	12,181	2,309,518
LivePerson, Inc. (a)	5,571	47,354
LogMeIn, Inc.	2,617	248,615
Match Group, Inc. (a)	3,925	70,886
MercadoLibre, Inc.	4,093	687,665
New Relic, Inc. (a)	2,563	93,421
NIC, Inc.	6,434	147,660
Pandora Media, Inc. (a)	22,546	255,446
Q2 Holdings, Inc. (a)	2,583	72,582
Quotient Technology, Inc. (a)	6,764	71,698
Rackspace Hosting, Inc. (a)	10,435	333,294
RetailMeNot, Inc. (a)	3,231	29,241
Shutterstock, Inc. (a)	1,970	116,210
SPS Commerce, Inc. (a)	1,714	106,919
Stamps.com, Inc. (a)	1,685	164,372

	Shares	Value
TrueCar, Inc. (a)	4,710	$45,452
Twitter, Inc. (a)	57,966	1,040,490
VeriSign, Inc. (a)	10,084	847,258
Web.com Group, Inc. (a)	4,422	71,194
WebMD Health Corp. (a)	4,056	199,271
XO Group, Inc. (a)	2,577	47,417
Yahoo!, Inc. (a)	93,034	3,865,563
Yelp, Inc. (a)	7,094	231,690
Zillow Group, Inc. Class C (a)	11,732	391,380

TOTAL INTERNET SOFTWARE & SERVICES		100,400,348

IT SERVICES – 17.6%
Data Processing & Outsourced Services – 11.4%
Alliance Data Systems Corp. (a)	6,090	1,245,222
Automatic Data Processing, Inc.	46,968	4,089,034
Black Knight Financial Services, Inc. Class A (a)	2,457	96,683
Blackhawk Network Holdings, Inc. (a)	5,721	197,088
Broadridge Financial Solutions, Inc.	12,210	789,499
Cardtronics PLC Class A (a)	4,383	219,150
Cass Information Systems, Inc.	1,139	61,347
Convergys Corp.	10,057	293,664
CoreLogic, Inc. (a)	9,191	391,169
CSG Systems International, Inc.	3,303	125,613
DST Systems, Inc.	3,258	313,289
Euronet Worldwide, Inc. (a)	5,113	406,739
EVERTEC, Inc.	6,485	98,248
ExlService Holdings, Inc. (a)	3,421	150,627
Fidelity National Information Services, Inc.	32,003	2,365,662
Fiserv, Inc. (a)	22,947	2,259,821
FleetCor Technologies, Inc. (a)	9,556	1,675,167
Global Payments, Inc.	15,904	1,153,358
Jack Henry & Associates, Inc.	8,155	660,718
Mastercard, Inc. Class A	100,053	10,707,672
MAXIMUS, Inc.	6,714	349,531
MoneyGram International, Inc. (a)	2,879	20,182
Net 1 UEPS Technologies, Inc. (a)	4,758	48,865
Paychex, Inc.	33,446	1,846,219
PayPal Holdings, Inc. (a)	112,460	4,685,084
Sabre Corp.	21,455	554,183
Square, Inc. Class A (a)	4,208	47,130
Sykes Enterprises, Inc. (a)	3,921	104,847
Syntel, Inc. (a)	3,431	68,963
TeleTech Holdings, Inc.	1,710	48,051
The Western Union Co.	50,705	1,017,649
Total System Services, Inc.	17,063	851,102
Travelport Worldwide Ltd.	12,820	181,018
Vantiv, Inc. Class A (a)	16,134	941,580
Visa, Inc. Class A	196,356	16,201,334
WEX, Inc. (a)	4,003	436,727
Xerox Corp.	88,901	868,563

		55,570,798

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – 6.2%
Accenture PLC Class A	64,727	$7,523,866
Acxiom Corp. (a)	8,102	190,883
Booz Allen Hamilton Holding Corp.	13,779	419,846
CACI International, Inc. Class A (a)	2,526	247,169
Cognizant Technology Solutions Corp. Class A (a)	62,474	3,208,040
Computer Sciences Corp.	14,327	780,105
CSRA, Inc.	16,867	423,193
EPAM Systems, Inc. (a)	4,735	304,792
Forrester Research, Inc.	889	33,115
Gartner, Inc. (a)	8,522	733,233
International Business Machines Corp.	94,012	14,448,704
Leidos Holdings, Inc.	13,910	578,239
Lionbridge Technologies, Inc. (a)	5,621	27,149
ManTech International Corp. Class A	2,495	96,881
Perficient, Inc. (a)	3,698	68,820
Science Applications International Corp.	4,470	308,028
ServiceSource International, Inc. (a)	6,103	28,989
Teradata Corp. (a)	13,433	362,154
The Hackett Group, Inc.	2,484	40,042
Unisys Corp. (a)	4,850	50,683
Virtusa Corp. (a)	2,904	55,002

		29,928,933

TOTAL IT SERVICES		85,499,731

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 15.0%
Semiconductor Equipment – 1.8%
Advanced Energy Industries, Inc. (a)	4,036	192,517
Amkor Technology, Inc. (a)	11,009	102,053
Applied Materials, Inc.	112,306	3,265,859
Brooks Automation, Inc.	7,323	95,419
Cabot Microelectronics Corp.	2,451	135,442
Cohu, Inc.	2,585	28,926
Entegris, Inc. (a)	14,685	233,492
FormFactor, Inc. (a)	6,619	59,406
KLA-Tencor Corp.	16,072	1,207,168
Kulicke & Soffa Industries, Inc. (a)	7,251	96,003
Lam Research Corp.	16,479	1,596,156
MKS Instruments, Inc.	5,561	280,552
Nanometrics, Inc. (a)	2,369	49,488
PDF Solutions, Inc. (a)	2,707	53,463
Photronics, Inc. (a)	6,873	66,668
Rudolph Technologies, Inc. (a)	2,990	54,119
SolarEdge Technologies, Inc. (a)	2,201	30,154
SunEdison Semiconductor Ltd. (a)	4,242	50,437
Teradyne, Inc.	21,004	489,183
Tessera Technologies, Inc.	5,008	185,797
Ultratech, Inc. (a)	2,596	55,269
Veeco Instruments, Inc. (a)	4,061	88,124
Versum Materials, Inc. (a)	10,579	240,143
Xcerra Corp. (a)	5,597	30,840

		8,686,678

	Shares	Value
Semiconductors – 13.2%
Advanced Micro Devices, Inc. (a)	78,507	$567,606
Ambarella, Inc. (a)	3,437	210,929
Analog Devices, Inc.	31,722	2,033,380
Applied Micro Circuits Corp. (a)	7,767	57,476
Broadcom Ltd.	40,257	6,854,962
Cavium, Inc. (a)	6,828	385,441
Ceva, Inc. (a)	2,090	62,804
Cirrus Logic, Inc. (a)	6,452	348,279
Cree, Inc. (a)	10,465	233,369
Cypress Semiconductor Corp.	32,264	321,672
Diodes, Inc. (a)	4,198	86,941
Exar Corp. (a)	4,242	38,263
First Solar, Inc. (a)	7,970	322,705
Inphi Corp. (a)	3,712	137,715
Integrated Device Technology, Inc. (a)	13,898	287,828
Intel Corp.	486,780	16,974,019
Intersil Corp. Class A	14,051	310,246
IXYS Corp.	2,583	27,380
Lattice Semiconductor Corp. (a)	12,209	74,109
Linear Technology Corp.	24,672	1,481,800
MACOM Technology Solutions Holdings, Inc. (a)	2,992	109,986
Marvell Technology Group Ltd.	45,434	592,005
Maxim Integrated Products, Inc.	29,352	1,163,220
MaxLinear, Inc. Class A (a)	5,763	107,826
Mellanox Technologies Ltd. (a)	4,369	189,615
Microchip Technology, Inc.	22,172	1,342,515
Micron Technology, Inc. (a)	106,862	1,833,752
Microsemi Corp. (a)	11,688	492,415
Monolithic Power Systems, Inc.	3,979	313,585
NeoPhotonics Corp. (a)	2,961	41,454
NVE Corp.	497	27,966
NVIDIA Corp.	55,055	3,917,714
ON Semiconductor Corp. (a)	42,840	499,943
Power Integrations, Inc.	2,939	189,418
Qorvo, Inc. (a)	13,163	732,521
QUALCOMM, Inc.	151,430	10,406,270
Rambus, Inc. (a)	11,234	136,942
Semtech Corp. (a)	6,670	161,414
Silicon Laboratories, Inc. (a)	4,150	248,792
Skyworks Solutions, Inc.	19,642	1,511,255
SunPower Corp. (a)	6,758	48,928
Synaptics, Inc. (a)	3,845	200,401
Texas Instruments, Inc.	103,534	7,335,384
Xilinx, Inc.	26,189	1,332,234

		63,752,479

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		72,439,157

SOFTWARE – 21.5%
Application Software – 6.1%
8x8, Inc. (a)	9,016	128,478

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
ACI Worldwide, Inc. (a)	12,185	$220,792
Adobe Systems, Inc. (a)	51,568	5,544,076
ANSYS, Inc. (a)	9,090	830,372
Aspen Technology, Inc. (a)	8,477	417,407
Autodesk, Inc. (a)	20,858	1,507,616
Blackbaud, Inc.	4,918	301,965
Bottomline Technologies de, Inc. (a)	4,184	94,935
BroadSoft, Inc. (a)	2,988	124,151
Cadence Design Systems, Inc. (a)	31,058	794,464
Callidus Software, Inc. (a)	6,451	117,731
CDK Global, Inc.	13,631	744,389
Citrix Systems, Inc. (a)	16,011	1,357,733
Ebix, Inc.	2,675	149,800
Ellie Mae, Inc. (a)	3,416	361,720
Fair Isaac Corp.	3,222	388,831
Glu Mobile, Inc. (a)	11,479	22,728
Guidewire Software, Inc. (a)	7,446	427,773
HubSpot, Inc. (a)	2,325	121,946
Interactive Intelligence Group, Inc. (a)	1,819	109,959
Intuit, Inc.	25,077	2,726,873
Jive Software, Inc. (a)	3,916	15,468
Manhattan Associates, Inc. (a)	7,454	377,471
Mentor Graphics Corp.	9,506	274,723
MicroStrategy, Inc. Class A (a)	967	188,381
MobileIron, Inc. (a)	2,913	10,632
Monotype Imaging Holdings, Inc.	4,159	79,437
Nuance Communications, Inc. (a)	26,001	364,534
Paycom Software, Inc. (a)	4,377	226,422
Paylocity Holding Corp. (a)	2,445	106,333
Pegasystems, Inc.	3,903	120,603
PROS Holdings, Inc. (a)	2,651	58,110
PTC, Inc. (a)	11,837	561,547
QAD, Inc. Class A	964	23,184
RealPage, Inc. (a)	5,709	155,285
RingCentral, Inc. Class A (a)	5,084	105,239
Salesforce.com, Inc. (a)	66,365	4,987,993
Silver Spring Networks, Inc. (a)	3,384	47,579
Splunk, Inc. (a)	13,681	823,459
SS&C Technologies Holdings, Inc.	18,423	588,246
Synchronoss Technologies, Inc. (a)	4,100	150,511
Synopsys, Inc. (a)	15,680	929,981
Tangoe, Inc. (a)	2,987	25,628
The Ultimate Software Group, Inc. (a)	2,840	599,212
Tyler Technologies, Inc. (a)	3,539	567,656
Verint Systems, Inc. (a)	6,365	229,140
Workday, Inc. Class A (a)	12,194	1,056,976
Workiva, Inc. (a)	2,081	34,441
Zendesk, Inc. (a)	7,668	201,592

		29,403,522

	Shares	Value
Home Entertainment Software – 1.2%
Activision Blizzard, Inc.	60,921	$2,629,960
Electronic Arts, Inc. (a)	31,124	2,443,856
Take-Two Interactive Software, Inc. (a)	8,787	390,055
Zynga, Inc. Class A (a)	75,630	212,520

		5,676,391

Systems Software – 14.2%
A10 Networks, Inc. (a)	4,277	32,762
Barracuda Networks, Inc. (a)	2,414	56,294
CA, Inc.	32,271	992,011
CommVault Systems, Inc. (a)	4,383	234,491
Dell Technologies, Inc. – VMware, Inc. Class V (a)	23,033	1,130,690
FireEye, Inc. (a)	15,642	181,760
Fleetmatics Group PLC (a)	4,066	243,553
Fortinet, Inc. (a)	15,020	481,541
Gigamon, Inc. (a)	2,858	158,047
Imperva, Inc. (a)	2,976	109,814
Infoblox, Inc. (a)	5,520	146,280
Microsoft Corp.	769,787	46,125,637
NetSuite, Inc. (a)	3,970	369,686
Oracle Corp.	320,861	12,327,480
Progress Software Corp. (a)	4,616	124,217
Proofpoint, Inc. (a)	4,086	320,261
Qualys, Inc. (a)	2,858	106,461
Rapid7, Inc. (a)	1,506	21,581
Red Hat, Inc. (a)	18,723	1,450,096
ServiceNow, Inc. (a)	16,809	1,477,679
Symantec Corp.	63,205	1,582,021
Tableau Software, Inc. Class A (a)	5,706	274,173
The Rubicon Project, Inc. (a)	3,463	26,527
TiVo Corp. (a)	11,375	225,794
TubeMogul, Inc. (a)	1,689	12,330
Varonis Systems, Inc. (a)	1,214	34,660
VASCO Data Security International, Inc. (a)	3,087	42,446
VMware, Inc. Class A (a)	7,705	605,613

		68,893,905

TOTAL SOFTWARE		103,973,818

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 15.7%
Technology Hardware, Storage & Peripherals – 15.7%
3D Systems Corp. (a)	11,178	155,039
Apple, Inc.	564,647	64,110,020
CPI Card Group, Inc.	1,942	10,681
Cray, Inc. (a)	4,169	86,715
Diebold, Inc.	7,461	162,650
Eastman Kodak Co. (a)	2,202	32,810
Electronics For Imaging, Inc. (a)	4,915	209,035
Hewlett Packard Enterprise Co.	177,751	3,994,065
HP, Inc.	179,191	2,596,478
Immersion Corp. (a)	2,941	23,999
Lexmark International, Inc. Class A	6,061	240,561

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
NCR Corp. (a)	12,802	$448,710
NetApp, Inc.	29,849	1,013,075
Nimble Storage, Inc. (a)	6,026	45,978
Pure Storage, Inc. Class A (a)	3,889	47,990
Seagate Technology PLC	30,807	1,056,988
Super Micro Computer, Inc. (a)	3,949	93,591
Western Digital Corp.	28,982	1,693,708

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		76,022,093

TOTAL COMMON STOCKS (Cost $455,125,161)		484,055,498

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $394,660)	394,660	$394,660

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $455,519,821)		484,450,158

NET OTHER ASSETS (LIABILITIES) – 0.0%		118,844

NET ASSETS – 100%		$484,569,002

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$484,055,498	$484,055,498	$—	$—
Money Market Funds	394,660	394,660	—	—

Total Investments in Securities:	$484,450,158	$484,450,158	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $456,183,598. Net unrealized appreciation aggregated $28,266,560, of which $42,235,196 related to appreciated investment securities and $13,968,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	6

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2016

1.9584817.102

T08-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 1.7%
Aerospace & Defense – 1.7%
Alcoa, Inc.	61,770	$1,774,034

CHEMICALS – 65.4%
Commodity Chemicals – 5.7%
AdvanSix, Inc. (a)	4,124	65,819
Cabot Corp.	8,810	459,353
Calgon Carbon Corp.	7,227	114,187
Hawkins, Inc.	1,368	55,199
Koppers Holdings, Inc. (a)	2,898	94,909
Kronos Worldwide, Inc.	3,455	26,569
LyondellBasell Industries N.V. Class A	51,093	4,064,448
Olin Corp.	23,306	511,101
Tredegar Corp.	3,090	57,165
Trinseo S.A.	6,358	333,477
Tronox Ltd. Class A	9,327	75,549

		5,857,776

Diversified Chemicals – 18.9%
Eastman Chemical Co.	20,946	1,506,227
EI du Pont de Nemours & Co.	123,036	8,463,646
Huntsman Corp.	28,580	484,431
LSB Industries, Inc. (a)	3,152	16,674
The Chemours Co.	25,643	421,315
The Dow Chemical Co.	158,153	8,510,213

		19,402,506

Fertilizers & Agricultural Chemicals – 9.3%
AgroFresh Solutions, Inc. (a)	3,204	15,059
American Vanguard Corp.	3,798	57,729
CF Industries Holdings, Inc.	32,850	788,728
FMC Corp.	18,864	884,533
Monsanto Co.	61,532	6,200,580
The Mosaic Co.	46,827	1,101,839
The Scotts Miracle-Gro Co. Class A	6,476	570,471

		9,618,939

Industrial Gases – 8.3%
Air Products & Chemicals, Inc.	28,916	3,857,973
Praxair, Inc.	40,183	4,703,822

		8,561,795

Specialty Chemicals – 23.2%
A Schulman, Inc. Class A	4,140	119,025
Albemarle Corp.	15,823	1,322,012
Ashland Global Holdings, Inc.	8,747	977,302
Axalta Coating Systems Ltd. (a)	30,366	762,794
Balchem Corp.	4,463	338,742
Celanese Corp. Class A	20,774	1,514,840
Chase Corp.	1,001	68,418
Chemtura Corp. (a)	8,546	280,309
Ecolab, Inc.	37,184	4,245,297
Ferro Corp. (a)	10,654	138,076
Flotek Industries, Inc. (a)	7,190	84,698
FutureFuel Corp.	3,395	37,209

	Shares	Value
GCP Applied Technologies, Inc. (a)	9,997	$258,423
HB Fuller Co.	7,034	295,920
Ingevity Corp. (a)	5,966	246,992
Innophos Holdings, Inc.	2,741	125,647
Innospec, Inc.	3,382	203,766
International Flavors & Fragrances, Inc.	11,232	1,468,921
Kraton Corp. (a)	4,335	111,106
Minerals Technologies, Inc.	4,921	330,691
NewMarket Corp.	1,337	536,017
OMNOVA Solutions, Inc. (a)	6,211	47,204
Platform Specialty Products Corp. (a)	26,766	195,124
PolyOne Corp.	11,887	347,457
PPG Industries, Inc.	37,479	3,490,419
Quaker Chemical Corp.	1,879	201,993
Rayonier Advanced Materials, Inc.	6,146	79,468
RPM International, Inc.	18,728	890,329
Sensient Technologies Corp.	6,326	471,350
Stepan Co.	2,829	200,944
The Sherwin-Williams Co.	11,076	2,712,069
The Valspar Corp.	10,611	1,056,856
WR Grace & Co.	9,927	664,712

		23,824,130

TOTAL CHEMICALS		67,265,146

CONSTRUCTION MATERIALS – 4.6%
Construction Materials – 4.6%
Eagle Materials, Inc.	6,812	551,568
Headwaters, Inc. (a)	10,508	172,331
Martin Marietta Materials, Inc.	8,503	1,576,286
Summit Materials, Inc. Class A (a)	10,696	200,443
United States Lime & Minerals, Inc.	319	20,987
US Concrete, Inc. (a)	2,057	102,644
Vulcan Materials Co.	18,764	2,124,085

TOTAL CONSTRUCTION MATERIALS		4,748,344

CONTAINERS & PACKAGING – 14.1%
Metal & Glass Containers – 5.0%
Aptargroup, Inc.	8,890	635,102
Ball Corp.	23,293	1,795,192
Berry Plastics Group, Inc. (a)	17,022	744,713
Crown Holdings, Inc. (a)	19,654	1,066,229
Greif, Inc. Class A	3,650	171,039
Myers Industries, Inc.	3,385	40,789
Owens-Illinois, Inc. (a)	21,747	419,717
Silgan Holdings, Inc.	5,957	303,509

		5,176,290

Paper Packaging – 9.1%
Avery Dennison Corp.	12,570	877,260
Bemis Co., Inc.	13,338	649,827
Graphic Packaging Holding Co.	45,371	567,138
International Paper Co.	55,027	2,477,866

Quarterly Report	2

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Multi Packaging Solutions International Ltd. (a)	4,365	$58,971
Packaging Corp. of America	13,262	1,094,115
Sealed Air Corp.	27,779	1,267,556
Sonoco Products Co.	14,187	713,464
WestRock Co.	35,764	1,651,939

		9,358,136

TOTAL CONTAINERS & PACKAGING		14,534,426

METALS & MINING – 12.3%
Aluminum – 0.2%
Century Aluminum Co. (a)	7,355	53,765
Kaiser Aluminum Corp.	1,473	106,778

		160,543

Copper – 1.8%
Freeport-McMoRan, Inc. (a)	167,589	1,873,645

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	4,777	343,228
Materion Corp.	2,814	85,264

		428,492

Gold – 3.4%
McEwen Mining, Inc.	31,458	102,239
Newmont Mining Corp.	74,737	2,768,258
Royal Gold, Inc.	9,194	632,731

		3,503,228

Precious Metals & Minerals – 0.2%
Stillwater Mining Co. (a)	17,100	227,772

Silver – 0.5%
Coeur Mining, Inc. (a)	21,710	242,718
Hecla Mining Co.	54,340	325,496

		568,214

Steel – 5.8%
AK Steel Holding Corp. (a)	42,693	222,003
Allegheny Technologies, Inc.	15,398	210,029
Carpenter Technology Corp.	6,551	207,077
Cliffs Natural Resources, Inc. (a)	30,505	168,388
Commercial Metals Co.	16,110	253,088
Haynes International, Inc.	1,804	58,035
Nucor Corp.	44,789	2,187,943
Reliance Steel & Aluminum Co.	10,187	700,662
Schnitzer Steel Industries, Inc. Class A	3,724	89,935
Steel Dynamics, Inc.	34,360	943,525
SunCoke Energy, Inc.	8,795	89,797
TimkenSteel Corp. (a)	5,284	54,161
United States Steel Corp.	23,390	452,362
Worthington Industries, Inc.	6,629	311,563

		5,948,568

TOTAL METALS & MINING		12,710,462

	Shares	Value
PAPER & FOREST PRODUCTS – 1.8%
Forest Products – 0.6%
Boise Cascade Co. (a)	5,486	$105,606
Deltic Timber Corp.	1,537	86,349
Louisiana-Pacific Corp. (a)	20,324	372,945

		564,900

Paper Products – 1.2%
Clearwater Paper Corp. (a)	2,409	127,918
Domtar Corp.	8,840	317,798
KapStone Paper and Packaging Corp.	12,895	233,915
Mercer International, Inc.	6,364	50,276
Neenah Paper, Inc.	2,375	189,762
PH Glatfelter Co.	6,170	137,097
Resolute Forest Products, Inc. (a)	8,869	42,128
Schweitzer-Mauduit International, Inc.	4,301	158,750

		1,257,644

TOTAL PAPER & FOREST PRODUCTS		1,822,544

TOTAL COMMON STOCKS (Cost $109,518,136)		102,854,956

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $60,405)	60,405	60,405

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $109,578,541)		102,915,361

NET OTHER ASSETS (LIABILITIES) – 0.0%		3,832

NET ASSETS – 100%		$102,919,193

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$102,854,956	$102,854,956	$—	$—
Money Market Funds	60,405	60,405	—	—

Total Investments in Securities:	$102,915,361	$102,915,361	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $110,054,801. Net unrealized depreciation aggregated $7,139,440, of which $2,401,354 related to appreciated investment securities and $9,540,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

October 31, 2016

1.9862677.101

T16-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.8%
Diversified REIT’s – 6.4%
American Assets Trust, Inc.	5,568	$221,105
Empire State Realty Trust, Inc. Class A	30,291	592,795
First Potomac Realty Trust	16,373	146,047
Forest City Realty Trust, Inc. Class A	59,406	1,282,576
Global Net Lease, Inc.	43,391	321,527
Gramercy Property Trust	104,204	960,761
Investors Real Estate Trust	32,827	199,260
iStar, Inc. (a)	19,880	221,264
Lexington Realty Trust	53,080	538,231
Liberty Property Trust	36,007	1,455,763
NorthStar Realty Finance Corp.	45,241	656,899
One Liberty Properties, Inc.	3,976	93,675
PS Business Parks, Inc.	5,089	558,721
RAIT Financial Trust	11,461	34,956
Select Income REIT	16,993	420,407
Spirit Realty Capital, Inc.	117,790	1,402,879
STORE Capital Corp.	37,425	1,021,328
VEREIT, Inc.	235,958	2,218,005
Washington Real Estate Investment Trust	18,355	540,004
WP Carey, Inc.	24,452	1,485,215

		14,371,418

Health Care REIT’s – 10.7%
Care Capital Properties, Inc.	21,088	560,308
CareTrust REIT, Inc.	14,672	206,582
HCP, Inc.	113,774	3,896,760
Healthcare Realty Trust, Inc.	28,361	904,432
Healthcare Trust of America, Inc. Class A	33,717	1,031,740
LTC Properties, Inc.	9,557	478,901
Medical Properties Trust, Inc.	74,560	1,039,366
National Health Investors, Inc.	9,556	723,963
New Senior Investment Group, Inc.	20,636	215,027
Omega Healthcare Investors, Inc.	46,197	1,470,451
Physicians Realty Trust	32,910	650,631
Sabra Health Care REIT, Inc.	16,594	386,640
Senior Housing Properties Trust	54,077	1,150,218
Universal Health Realty Income Trust	629	36,922
Ventas, Inc.	82,253	5,572,641
Welltower, Inc.	86,819	5,949,706

		24,274,288

Hotel & Resort REIT’s – 4.2%
Apple Hospitality REIT, Inc.	41,275	744,188
Ashford Hospitality Prime, Inc.	7,573	98,146
Ashford Hospitality Trust, Inc.	25,563	148,521
Chatham Lodging Trust	1,132	20,037
Chesapeake Lodging Trust	15,423	334,833
DiamondRock Hospitality Co.	50,821	465,012
FelCor Lodging Trust, Inc.	34,403	219,835
Hersha Hospitality Trust	11,761	209,581
Hospitality Properties Trust	36,553	1,000,090
Host Hotels & Resorts, Inc.	170,979	2,646,755

	Shares	Value
LaSalle Hotel Properties	27,425	$651,344
Pebblebrook Hotel Trust	17,778	431,650
RLJ Lodging Trust	31,179	614,850
Ryman Hospitality Properties, Inc.	11,481	578,872
Summit Hotel Properties, Inc.	22,692	294,769
Sunstone Hotel Investors, Inc.	53,949	677,600
Xenia Hotels & Resorts, Inc.	27,456	428,588

		9,564,671

Industrial REIT’s – 5.5%
DCT Industrial Trust, Inc.	22,192	1,037,476
Duke Realty Corp.	84,579	2,211,741
EastGroup Properties, Inc.	7,569	514,011
First Industrial Realty Trust, Inc.	29,012	766,207
Monmouth Real Estate Investment Corp. Class A	15,732	215,056
Prologis, Inc.	127,732	6,662,501
Rexford Industrial Realty, Inc.	16,849	354,840
STAG Industrial, Inc.	16,890	389,652
Terreno Realty Corp.	10,869	283,681

		12,435,165

Office REIT’s – 10.8%
Alexandria Real Estate Equities, Inc.	18,080	1,949,205
Boston Properties, Inc.	37,394	4,505,229
Brandywine Realty Trust	43,688	677,164
Columbia Property Trust, Inc.	29,275	617,117
Corporate Office Properties Trust	23,608	630,098
Cousins Properties, Inc.	85,605	665,151
Douglas Emmett, Inc.	34,170	1,247,205
Easterly Government Properties, Inc.	8,763	166,234
Equity Commonwealth (a)	29,509	891,467
Franklin Street Properties Corp.	26,176	302,856
Government Properties Income Trust	1,943	37,189
Highwoods Properties, Inc.	23,981	1,190,177
Hudson Pacific Properties, Inc.	26,582	893,687
Kilroy Realty Corp.	22,616	1,624,507
Mack-Cali Realty Corp.	21,399	549,526
New York REIT, Inc.	41,996	395,602
NorthStar Realty Europe Corp.	16,510	163,284
Paramount Group, Inc.	42,476	660,502
Piedmont Office Realty Trust, Inc. Class A	36,065	738,611
SL Green Realty Corp.	24,487	2,405,113
Tier REIT, Inc.	12,942	190,895
Vornado Realty Trust	41,387	3,839,886

		24,340,705

Residential REIT’s – 13.3%
American Campus Communities, Inc.	31,978	1,666,374
American Homes 4 Rent Class A	52,749	1,113,531
Apartment Investment & Management Co. Class A	38,393	1,691,980
AvalonBay Communities, Inc.	33,271	5,695,330
Camden Property Trust	21,323	1,736,545
Colony Starwood Homes	9,233	267,849

Quarterly Report	2

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Education Realty Trust, Inc.	16,791	$715,129
Equity Lifestyle Properties, Inc.	19,730	1,496,323
Equity Residential	88,652	5,474,261
Essex Property Trust, Inc.	15,950	3,414,735
Mid-America Apartment Communities, Inc.	18,414	1,707,899
Monogram Residential Trust, Inc.	40,106	422,717
Post Properties, Inc.	13,247	871,520
Silver Bay Realty Trust Corp.	8,660	145,055
Sun Communities, Inc.	16,914	1,301,194
UDR, Inc.	65,272	2,282,562

		30,003,004

Retail REIT’s – 19.8%
Acadia Realty Trust	19,965	672,621
Agree Realty Corp.	6,650	321,528
Alexander’s, Inc.	603	231,715
Brixmor Property Group, Inc.	74,493	1,893,612
CBL & Associates Properties, Inc.	42,995	460,047
Cedar Realty Trust, Inc.	23,351	158,086
DDR Corp.	61,023	933,042
Equity One, Inc.	23,024	656,184
Federal Realty Investment Trust	17,315	2,514,657
General Growth Properties, Inc.	139,916	3,490,904
Getty Realty Corp.	7,328	166,565
Kimco Realty Corp.	102,422	2,725,449
Kite Realty Group Trust	20,931	521,810
National Retail Properties, Inc.	35,317	1,611,162
Pennsylvania Real Estate Investment Trust	17,630	343,961
Ramco-Gershenson Properties Trust	20,253	351,187
Realty Income Corp.	62,767	3,718,317
Regency Centers Corp.	23,918	1,723,770
Retail Opportunity Investments Corp.	27,053	544,036
Retail Properties of America, Inc. Class A	58,713	914,161
Saul Centers, Inc.	3,371	203,878
Seritage Growth Properties, Class A	5,831	265,602
Simon Property Group, Inc.	75,118	13,968,943
Tanger Factory Outlet Centers	23,825	829,110
Taubman Centers, Inc.	14,692	1,064,582
The Macerich Co.	30,848	2,183,421
Urban Edge Properties	24,700	637,507
Urstadt Biddle Properties, Inc. Class A	4,079	87,699
Washington Prime Group, Inc.	45,579	478,124
Weingarten Realty Investors	29,398	1,064,502

		44,736,182

Specialized REIT’s – 26.1%
American Tower Corp.	103,111	12,083,578
CatchMark Timber Trust, Inc. Class A	11,241	118,480

	Shares	Value
Communications Sales & Leasing, Inc. (a)	36,992	$1,051,683
CoreSite Realty Corp.	7,645	563,742
Corrections Corp. of America	29,871	431,636
Crown Castle International Corp.	81,925	7,454,356
CubeSmart	34,427	897,512
CyrusOne, Inc.	17,507	780,987
Digital Realty Trust, Inc.	38,634	3,609,575
DuPont Fabros Technology, Inc.	18,402	750,986
EPR Properties	15,668	1,139,377
Equinix, Inc.	16,884	6,032,316
Extra Space Storage, Inc.	27,453	2,008,187
Four Corners Property Trust, Inc.	7,329	147,166
Gaming and Leisure Properties, Inc.	47,098	1,546,227
InfraREIT, Inc. (a)	10,012	166,399
Iron Mountain, Inc.	61,040	2,058,879
Lamar Advertising Co. Class A	20,270	1,286,132
Life Storage, Inc.	9,252	746,174
National Storage Affiliates Trust	8,639	169,152
Outfront Media, Inc.	33,954	730,351
Potlatch Corp.	10,321	396,326
Public Storage	35,821	7,655,664
QTS Realty Trust, Inc. Class A	11,579	532,171
Rayonier, Inc.	30,442	816,454
The Geo Group, Inc.	18,946	453,946
Weyerhaeuser Co.	181,724	5,438,999

		59,066,455

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		218,791,888

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.9%
Diversified Real Estate Activities – 0.3%
Alexander & Baldwin, Inc.	11,158	466,293
Tejon Ranch Co. (a)	5,095	113,822
The RMR Group, Inc. Class A	2,167	74,436
The St Joe Co. (a)	2,134	37,772

		692,323

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	8,384	92,224
The Howard Hughes Corp. (a)	8,856	972,655

		1,064,879

Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	24,288	500,333

Real Estate Services – 1.9%
Altisource Portfolio Solutions S.A. (a)	3,728	95,996
CBRE Group, Inc. Class A (a)	73,825	1,901,732
HFF, Inc. Class A	9,445	251,520
Jones Lang LaSalle, Inc.	11,116	1,076,585
Marcus & Millichap, Inc. (a)	4,454	104,357
RE/MAX Holdings, Inc. Class A	4,712	204,736

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Realogy Holdings Corp.	29,283	$670,288

		4,305,214

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,562,749

TOTAL COMMON STOCKS (Cost $237,252,661)		225,354,637

Money Market Funds – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $378,095)	378,095	$378,095

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $237,630,756)		225,732,732

NET OTHER ASSETS (LIABILITIES) – 0.1%		211,944

NET ASSETS – 100%		$225,944,676

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accomanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$225,354,637	$225,354,637	$—	$—
Money Market Funds	378,095	378,095	—	—

Total Investments in Securities:	$225,732,732	$225,732,732	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $238,408,198. Net unrealized depreciation aggregated $12,675,466, of which $2,417,850 related to appreciated investment securities and $15,093,316 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	4

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

October 31, 2016

1.9584819.102

T09-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 82.8%
Alternative Carriers – 18.8%
Cogent Communications Holdings, Inc.	70,647	$2,606,874
Globalstar, Inc. (a)	1,697,531	1,571,235
Inteliquent, Inc.	128,781	2,162,233
Iridium Communications, Inc. (a)	272,073	2,217,395
Level 3 Communications, Inc. (a)	123,674	6,944,295
Lumos Networks Corp. (a)	161,275	2,291,718
ORBCOMM, Inc. (a)	286,740	2,560,588
pdvWireless, Inc. (a)	84,679	1,998,425
Straight Path Communications, Inc. (a)	96,993	2,354,990
Vonage Holdings Corp. (a)	415,563	2,850,762

		27,558,515

Integrated Telecommunication Services – 64.0%
AT&T, Inc.	830,230	30,544,162
ATN International Inc.	32,841	2,221,365
CenturyLink, Inc.	217,402	5,778,545
Cincinnati Bell, Inc. (a)	126,723	2,490,107
Consolidated Communications Holdings, Inc.	101,297	2,424,037
FairPoint Communications, Inc. (a)	141,736	2,211,082
Frontier Communications Corp.	743,609	2,989,308
General Communication, Inc. Class A (a)	152,497	2,415,553
IDT Corp. Class B	156,715	2,803,631
SBA Communications Corp. Class A (a)	54,630	6,188,487
Verizon Communications, Inc.	646,323	31,088,136
Windstream Holding, Inc.	309,179	2,427,055

		93,581,468

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		121,139,983

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 17.2%
Wireless Telecommunication Services – 17.2%
Boingo Wireless, Inc. (a)	317,425	$3,085,371
Contra Leap Wireless (a)	18,242	59,834
NII Holdings, Inc. (a)	831,953	2,038,285
Shenandoah Telecommunications Co.	92,661	2,446,250
Spok Holdings, Inc.	121,990	2,201,919
Sprint Corp. (a)	696,683	4,291,567
T-Mobile US, Inc. (a)	130,873	6,508,314
Telephone & Data Systems, Inc.	99,828	2,579,556
United States Cellular Corp. (a)	54,091	1,895,890

TOTAL WIRELESS TELECOMMUNICATION SERVICES		25,106,986

TOTAL COMMON STOCKS (Cost $141,755,965)		146,246,969

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $247,925)	247,925	247,925

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $142,003,890)		146,494,894

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(203,727)

NET ASSETS – 100%		$146,291,167

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$146,246,969	$146,187,135	$—	$59,834
Money Market Funds	247,925	247,925	—	—

Total Investments in Securities:	$146,494,894	$146,435,060	$—	$59,834

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $143,406,634. Net unrealized appreciation aggregated $3,088,260, of which $10,481,403 related to appreciated investment securities and $7,393,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established

Quarterly Report	2

by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2016

1.9584801.102

T11-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 58.1%
Electric Utilities – 58.1%
ALLETE, Inc.	14,197	$870,134
Alliant Energy Corp.	68,867	2,620,389
American Electric Power Co., Inc.	149,097	9,667,449
Duke Energy Corp.	209,053	16,728,421
Edison International	98,872	7,265,115
El Paso Electric Co.	12,285	567,567
Empire District Electric Co.	12,679	434,002
Entergy Corp.	54,238	3,996,256
Eversource Energy	96,257	5,299,910
Exelon Corp.	279,695	9,529,209
FirstEnergy Corp.	128,883	4,419,398
Great Plains Energy, Inc.	62,937	1,789,928
Hawaiian Electric Industries, Inc.	32,740	965,830
IDACORP, Inc.	15,298	1,199,210
MGE Energy, Inc.	10,517	614,719
NextEra Energy, Inc.	140,032	17,924,096
OGE Energy Corp.	60,599	1,880,993
Otter Tail Corp.	10,447	375,570
PG&E Corp.	150,526	9,350,675
Pinnacle West Capital Corp.	33,728	2,567,713
PNM Resources, Inc.	24,174	794,116
Portland General Electric Co.	26,979	1,177,364
PPL Corp.	205,425	7,054,295
The Southern Co.	284,813	14,687,806
Westar Energy, Inc.	42,995	2,464,473
Xcel Energy, Inc.	154,145	6,404,725

TOTAL ELECTRIC UTILITIES		130,649,363

GAS UTILITIES – 5.4%
Gas Utilities – 5.4%
Atmos Energy Corp.	31,024	2,307,875
Chesapeake Utilities Corp.	4,635	296,872
National Fuel Gas Co.	21,910	1,147,646
New Jersey Resources Corp.	26,114	886,570
Northwest Natural Gas Co.	8,344	490,627
ONE Gas, Inc.	15,830	970,063
South Jersey Industries, Inc.	24,117	715,069
Southwest Gas Corp.	14,407	1,043,931
Spire, Inc.	13,848	869,654
UGI Corp.	52,399	2,425,550
WGL Holdings, Inc.	15,278	963,584

TOTAL GAS UTILITIES		12,117,441

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.4%
Independent Power Producers & Energy Traders – 2.5%
AES Corp.	199,979	2,353,753
Calpine Corp. (a)	103,500	1,231,650
Dynegy, Inc. (a)	30,347	323,195
NRG Energy, Inc.	95,556	1,015,760
NRG Yield, Inc. Class A	10,559	155,534

	Shares	Value
NRG Yield, Inc. Class C	18,934	$291,584
Talen Energy Corp. (a)	19,500	271,635

		5,643,111

Renewable Electricity – 0.9%
8Point3 Energy Partners LP	8,065	123,394
NextEra Energy Partners LP	15,986	437,217
Ormat Technologies, Inc.	11,238	542,009
Pattern Energy Group, Inc.	20,928	467,741
TerraForm Global, Inc. Class A (a)	24,439	91,646
TerraForm Power, Inc. Class A (a)	14,592	181,087

		1,843,094

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		7,486,205

MULTI-UTILITIES – 29.8%
Multi-Utilities – 29.8%
Ameren Corp.	73,631	3,677,868
Avista Corp.	19,181	794,093
Black Hills Corp.	15,654	968,200
CenterPoint Energy, Inc.	124,143	2,830,460
CMS Energy Corp.	84,953	3,580,769
Consolidated Edison, Inc.	91,898	6,942,894
Dominion Resources, Inc.	187,000	14,062,400
DTE Energy Co.	54,453	5,228,033
MDU Resources Group, Inc.	56,304	1,475,728
NiSource, Inc.	97,574	2,269,571
NorthWestern Corp.	14,658	843,568
Public Service Enterprise Group, Inc.	153,528	6,460,458
SCANA Corp.	41,202	3,022,579
Sempra Energy	71,928	7,703,489
Unitil Corp.	4,002	162,361
Vectren Corp.	25,129	1,264,240
WEC Energy Group, Inc.	95,789	5,720,519

TOTAL MULTI-UTILITIES		67,007,230

WATER UTILITIES – 3.2%
Water Utilities – 3.2%
American States Water Co.	11,089	443,338
American Water Works Co., Inc.	53,932	3,993,125
Aqua America, Inc.	53,790	1,651,353
California Water Service Group	14,559	451,329
Connecticut Water Service, Inc.	3,349	174,382
Middlesex Water Co.	4,957	178,948
SJW Corp.	4,656	236,199
The York Water Co.	3,963	125,231

TOTAL WATER UTILITIES		7,253,905

TOTAL COMMON STOCKS (Cost $222,414,757)		224,514,144

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.22% (b) (Cost $256,579)	256,579	$256,579

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $222,671,336)		224,770,723

NET OTHER ASSETS (LIABILITIES) – 0.0%		78,041

NET ASSETS – 100%		$224,848,764

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$224,514,144	$224,514,144	$—	$—
Money Market Funds	256,579	256,579	—	—

Total Investments in Securities:	$224,770,723	$224,770,723	$—	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $223,284,525. Net unrealized appreciation aggregated $1,486,198, of which $7,970,124 related to appreciated investment securities and $6,483,926 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

3	Quarterly Report

Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Core Dividend ETF

October 31, 2016

1.9880049.100

T17-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.5%
	Shares	Value
CONSUMER DISCRETIONARY – 18.1%
Automobiles – 2.0%
Ford Motor Co.	16,560	$194,414
General Motors Co.	6,772	213,995

		408,409

Hotels, Restaurants & Leisure – 4.2%
Cracker Barrel Old Country Store, Inc. (a)	1,165	160,770
Las Vegas Sands Corp.	3,791	219,423
McDonald’s Corp.	2,200	247,654
Sands China Ltd.	46,000	200,179

		828,026

Household Durables – 1.0%
Garmin Ltd.	4,080	197,309

Leisure Products – 0.8%
Mattel, Inc.	5,296	166,983

Media – 4.0%
Pearson PLC	14,176	131,147
The Walt Disney Co.	3,040	281,778
Twenty-First Century Fox, Inc. Class A	7,392	194,188
Viacom, Inc. Class B	4,830	181,415

		788,528

Multiline Retail – 2.7%
Kohl’s Corp.	3,744	163,800
Nordstrom, Inc. (a)	3,352	174,304
Target Corp.	2,756	189,420

		527,524

Specialty Retail – 3.4%
Best Buy Co., Inc.	5,566	216,573
L Brands, Inc.	2,124	153,331
The Home Depot, Inc.	2,464	300,633

		670,537

TOTAL CONSUMER DISCRETIONARY		3,587,316

CONSUMER STAPLES – 1.8%
Beverages – 0.3%
The Coca-Cola Co.	1,264	53,594

Food & Staples Retailing – 0.4%
Costco Wholesale Corp.	240	35,489
Wal-Mart Stores, Inc.	640	44,813

		80,302

Food Products – 0.2%
Archer-Daniels-Midland Co.	848	36,947

Household Products – 0.4%
The Procter & Gamble Co.	816	70,829

Tobacco – 0.5%
Altria Group, Inc.	768	50,780
Philip Morris International, Inc.	544	52,463

		103,243

TOTAL CONSUMER STAPLES		344,915

	Shares	Value
ENERGY – 16.8%
Oil, Gas & Consumable Fuels – 16.8%
Chevron Corp.	4,561	$477,765
ConocoPhillips	8,611	374,148
Exxon Mobil Corp.	6,759	563,160
Kinder Morgan, Inc.	15,828	323,366
ONEOK, Inc.	12,099	585,955
Targa Resources Corp.	11,655	511,654
The Williams Cos., Inc.	16,481	481,245

TOTAL ENERGY		3,317,293

FINANCIALS – 16.0%
Banks – 6.1%
Citigroup, Inc.	7,514	369,313
JPMorgan Chase & Co.	6,574	455,315
Wells Fargo & Co.	8,110	373,141

		1,197,769

Capital Markets – 2.0%
Aberdeen Asset Management PLC	55,280	216,656
T Rowe Price Group, Inc.	2,939	188,126

		404,782

Consumer Finance – 1.2%
Navient Corp.	19,241	245,900

Insurance – 0.9%
Phoenix Group Holdings	16,371	146,379
Phoenix Group Holdings rights (b)	9,550	25,949

		172,328

Mortgage Real Estate Investment Trusts (REITs) – 5.8%
Chimera Investment Corp.	14,861	232,872
MFA Financial, Inc.	28,838	210,806
New Residential Investment Corp.	17,360	242,345
Starwood Property Trust, Inc.	10,851	241,326
Two Harbors Investment Corp.	25,230	210,166

		1,137,515

TOTAL FINANCIALS		3,158,294

HEALTH CARE – 5.9%
Biotechnology – 1.3%
AbbVie, Inc.	2,360	131,641
Amgen, Inc.	922	130,149

		261,790

Health Care Equipment & Supplies – 0.6%
Abbott Laboratories	3,024	118,662

Health Care Providers & Services – 0.5%
Anthem, Inc.	832	101,388

Pharmaceuticals – 3.5%
GlaxoSmithKline PLC	4,912	97,033
Johnson & Johnson	1,991	230,936
Merck & Co., Inc.	2,982	175,103
Pfizer, Inc.	5,619	178,179

		681,251

TOTAL HEALTH CARE		1,163,091

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 2.3%
Aerospace & Defense – 0.5%
Lockheed Martin Corp.	120	$29,566
The Boeing Co.	240	34,183
United Technologies Corp.	319	32,602

		96,351

Air Freight & Logistics – 0.1%
United Parcel Service, Inc. Class B	279	30,065

Commercial Services & Supplies – 0.1%
Pitney Bowes, Inc.	800	14,272

Electrical Equipment – 0.2%
Eaton Corp. PLC	336	21,427
Emerson Electric Co.	416	21,083

		42,510

Industrial Conglomerates – 0.6%
3M Co.	207	34,217
Honeywell International, Inc.	279	30,601
Jardine Matheson Holdings Ltd.	200	12,182
Jardine Strategic Holdings Ltd.	500	17,545
Keppel Corp. Ltd.	4,800	18,216

		112,761

Machinery – 0.4%
Caterpillar, Inc.	336	28,042
Cummins, Inc.	184	23,519
Deere & Co.	241	21,280
PACCAR, Inc.	352	19,332

		92,173

Road & Rail – 0.4%
CSX Corp.	736	22,455
Norfolk Southern Corp.	239	22,227
Union Pacific Corp.	342	30,158

		74,840

TOTAL INDUSTRIALS		462,972

INFORMATION TECHNOLOGY – 12.6%
Communications Equipment – 0.9%
Cisco Systems, Inc.	5,910	181,319

Electronic Equipment, Instruments & Components – 0.6%
Corning, Inc.	5,184	117,729

IT Services – 1.4%
International Business Machines Corp.	1,120	172,133
The Western Union Co.	4,912	98,584

		270,717

Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	5,481	191,122
KLA-Tencor Corp.	1,373	103,126
QUALCOMM, Inc.	2,518	173,037
Texas Instruments, Inc.	2,148	152,186

		619,471

	Shares	Value
Software – 2.6%
Microsoft Corp.	5,978	$358,202
Oracle Corp.	4,016	154,294

		512,496

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	3,926	445,758
HP, Inc.	9,152	132,613
Seagate Technology PLC	2,858	98,058
Western Digital Corp.	2,046	119,568

		795,997

TOTAL INFORMATION TECHNOLOGY		2,497,729

MATERIALS – 0.0%
Chemicals – 0.0%
AdvanSix, Inc. (b)	11	176

REAL ESTATE – 8.1%
Equity Real Estate Investment Trusts (REITs) – 7.0%
Boston Properties, Inc.	1,820	219,274
Gaming and Leisure Properties, Inc.	7,434	244,058
Hospitality Properties Trust	8,041	220,002
Iron Mountain, Inc.	6,651	224,338
Senior Housing Properties Trust	12,980	276,084
Taubman Centers, Inc.	2,778	201,294

		1,385,050

Real Estate Management & Development – 1.1%
Hongkong Land Holdings Ltd.	32,200	215,740

TOTAL REAL ESTATE		1,600,790

TELECOMMUNICATION SERVICES – 7.9%
Diversified Telecommunication Services – 7.9%
AT&T, Inc.	14,083	518,114
CenturyLink, Inc.	10,944	290,892
Frontier Communications Corp.	70,720	284,294
Verizon Communications, Inc.	9,814	472,053

TOTAL TELECOMMUNICATION SERVICES		1,565,353

UTILITIES – 10.0%
Electric Utilities – 5.5%
American Electric Power Co., Inc.	2,791	180,969
Duke Energy Corp.	2,566	205,331
Exelon Corp.	5,475	186,533
FirstEnergy Corp.	4,785	164,078
PPL Corp.	4,588	157,552
The Southern Co.	3,811	196,533

		1,090,996

Independent Power and Renewable Electricity Producers – 1.7%
AES Corp.	15,968	187,943
NRG Energy, Inc.	14,752	156,814

		344,757

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – 2.8%
CenterPoint Energy, Inc.	8,260	$188,328
Dominion Resources, Inc.	2,634	198,077
Public Service Enterprise Group, Inc.	3,846	161,839

		548,244

TOTAL UTILITIES		1,983,997

TOTAL COMMON STOCKS (Cost $20,260,438)		19,681,926

Money Market Funds – 1.6%

Fidelity Securities Lending Cash Central Fund, 0.48% (c)(d) (Cost $326,185)	326,185	326,250

TOTAL INVESTMENT PORTFOLIO – 101.1% (Cost $20,586,623)		20,008,176

NET OTHER ASSETS (LIABILITIES) – (1.1%)		(226,444)

NET ASSETS – 100%		$19,781,732

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income Earned
Fidelity Cash Central Fund	$4
Fidelity Securities Lending Cash Central Fund	195

Total	$199

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,587,316	$3,456,169	$131,147	$—
Consumer Staples	344,915	344,915	—	—
Energy	3,317,293	3,317,293	—	—
Financials	3,158,294	3,158,294	—	—
Health Care	1,163,091	1,066,058	97,033	—
Industrials	462,972	462,972	—	—
Information Technology	2,497,729	2,497,729	—	—
Materials	176	176	—	—
Real Estate	1,600,790	1,600,790	—	—
Telecommunication Services	1,565,353	1,565,353	—	—
Utilities	1,983,997	1,983,997	—	—
Money Market Funds	326,250	326,250	—	—

Total Investments in Securities:	$20,008,176	$19,779,996	$228,180	$—

Quarterly Report	4

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $20,586,625. Net unrealized depreciation aggregated $578,449, of which $200,619 related to appreciated investment securities and $779,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Dividend ETF for Rising Rates

October 31, 2016

1.9880053.100

T19-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
CONSUMER DISCRETIONARY – 11.8%
Automobiles – 1.4%
Ford Motor Co.	11,280	$132,427
General Motors Co.	4,528	143,085

		275,512

Hotels, Restaurants & Leisure – 2.2%
Las Vegas Sands Corp.	2,368	137,059
McDonald’s Corp.	1,649	185,628
Sands China Ltd.	27,200	118,367

		441,054

Household Durables – 0.6%
Garmin Ltd.	2,432	117,611

Leisure Products – 0.5%
Mattel, Inc.	3,232	101,905

Media – 2.7%
Pearson PLC	8,192	75,787
The Walt Disney Co.	2,388	221,344
Twenty-First Century Fox, Inc. Class A	4,960	130,299
Viacom, Inc. Class B	2,960	111,178

		538,608

Multiline Retail – 1.7%
Kohl’s Corp.	2,266	99,138
Nordstrom, Inc. (a)	2,016	104,832
Target Corp.	1,858	127,700

		331,670

Specialty Retail – 2.7%
Best Buy Co., Inc.	3,376	131,360
GameStop Corp. Class A	3,392	81,578
L Brands, Inc.	1,345	97,096
The Home Depot, Inc.	1,939	236,577

		546,611

TOTAL CONSUMER DISCRETIONARY		2,352,971

CONSUMER STAPLES – 9.4%
Beverages – 1.3%
The Coca-Cola Co.	6,368	270,003

Food & Staples Retailing – 2.1%
Costco Wholesale Corp.	1,216	179,810
Wal-Mart Stores, Inc.	3,312	231,906

		411,716

Food Products – 1.7%
Archer-Daniels-Midland Co.	4,240	184,737
Marine Harvest ASA (b)	8,336	151,268

		336,005

Household Products – 1.7%
The Procter & Gamble Co.	3,984	345,811

Tobacco – 2.6%
Altria Group, Inc.	3,792	250,727
Philip Morris International, Inc.	2,738	264,053

		514,780

TOTAL CONSUMER STAPLES		1,878,315

	Shares	Value
ENERGY – 7.1%
Oil, Gas & Consumable Fuels – 7.1%
Chevron Corp.	2,610	$273,398
ConocoPhillips	3,392	147,382
Exxon Mobil Corp.	4,753	396,020
Kinder Morgan, Inc.	5,952	121,599
Marathon Oil Corp.	11,648	153,521
Targa Resources Corp.	3,620	158,918
The Williams Cos., Inc.	5,414	158,089

TOTAL ENERGY		1,408,927

FINANCIALS – 11.9%
Banks – 5.8%
Banco Santander S.A.	32,352	158,526
Banco Santander S.A. rights (b)	32,352	1,811
Citigroup, Inc.	5,968	293,327
JPMorgan Chase & Co.	5,568	385,640
Wells Fargo & Co.	6,896	317,285

		1,156,589

Capital Markets – 1.4%
Aberdeen Asset Management PLC	36,944	144,793
T Rowe Price Group, Inc.	2,070	132,501

		277,294

Consumer Finance – 0.8%
Navient Corp.	13,008	166,242

Mortgage Real Estate Investment Trusts (REITs) – 3.9%
Chimera Investment Corp.	10,048	157,452
MFA Financial, Inc.	19,536	142,808
New Residential Investment Corp.	11,728	163,723
Starwood Property Trust, Inc.	7,344	163,330
Two Harbors Investment Corp.	17,120	142,610

		769,923

TOTAL FINANCIALS		2,370,048

HEALTH CARE – 13.3%
Biotechnology – 3.0%
AbbVie, Inc.	5,414	301,993
Amgen, Inc.	2,114	298,412

		600,405

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	6,880	269,971

Health Care Providers & Services – 1.2%
Anthem, Inc.	1,912	232,997

Pharmaceuticals – 7.8%
GlaxoSmithKline PLC	10,752	212,399
Johnson & Johnson	4,592	532,626
Merck & Co., Inc.	6,816	400,235
Pfizer, Inc.	12,896	408,932

		1,554,192

TOTAL HEALTH CARE		2,657,565

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 10.5%
Aerospace & Defense – 2.1%
Lockheed Martin Corp.	512	$126,147
The Boeing Co.	1,085	154,536
United Technologies Corp.	1,408	143,898

		424,581

Air Freight & Logistics – 0.7%
United Parcel Service, Inc. Class B	1,232	132,760

Electrical Equipment – 0.9%
Eaton Corp. PLC	1,465	93,423
Emerson Electric Co.	1,792	90,819

		184,242

Industrial Conglomerates – 2.4%
3M Co.	940	155,382
Honeywell International, Inc.	1,248	136,881
Jardine Matheson Holdings Ltd.	1,000	60,910
Jardine Strategic Holdings Ltd.	2,000	70,180
Keppel Corp. Ltd.	15,200	57,686

		481,039

Machinery – 2.4%
Caterpillar, Inc.	1,424	118,847
Cummins, Inc.	751	95,993
Deere & Co.	1,037	91,567
PACCAR, Inc.	1,456	79,964
Parker Hannifin Corp.	706	86,661

		473,032

Marine – 0.4%
AP Moller – Maersk A/S	48	73,626

Road & Rail – 1.6%
CSX Corp.	3,232	98,608
Norfolk Southern Corp.	1,040	96,720
Union Pacific Corp.	1,504	132,623

		327,951

TOTAL INDUSTRIALS		2,097,231

INFORMATION TECHNOLOGY – 21.4%
Communications Equipment – 1.6%
Cisco Systems, Inc.	10,144	311,218

IT Services – 3.7%
International Business Machines Corp.	1,918	294,777
Mastercard, Inc. Class A	2,590	277,182
The Western Union Co.	8,432	169,230

		741,189

Semiconductors & Semiconductor Equipment – 6.3%
Analog Devices, Inc.	3,072	196,915
Intel Corp.	9,408	328,057
KLA-Tencor Corp.	2,352	176,659
QUALCOMM, Inc.	4,320	296,870
Texas Instruments, Inc.	3,680	260,728

		1,259,229

	Shares	Value
Software – 3.0%
Microsoft Corp.	10,160	$608,787

Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	6,656	755,723
HP, Inc.	15,712	227,667
Seagate Technology PLC	4,904	168,256
Western Digital Corp.	3,505	204,832

		1,356,478

TOTAL INFORMATION TECHNOLOGY		4,276,901

MATERIALS – 3.1%
Chemicals – 2.1%
AdvanSix, Inc. (b)	49	782
CF Industries Holdings, Inc.	1,336	32,077
EI du Pont de Nemours & Co.	1,424	97,957
LyondellBasell Industries N.V. Class A	816	64,913
Praxair, Inc.	631	73,865
The Dow Chemical Co.	1,824	98,149
The Mosaic Co.	1,824	42,919

		410,662

Containers & Packaging – 0.7%
International Paper Co.	1,472	66,284
Packaging Corp. of America	912	75,240

		141,524

Metals & Mining – 0.3%
Nucor Corp.	1,232	60,184

TOTAL MATERIALS		612,370

REAL ESTATE – 5.4%
Equity Real Estate Investment Trusts (REITs) – 4.7%
Boston Properties, Inc.	1,272	153,250
Gaming and Leisure Properties, Inc.	5,024	164,938
Hospitality Properties Trust	5,408	147,963
Iron Mountain, Inc.	4,516	152,325
Senior Housing Properties Trust	8,784	186,836
Taubman Centers, Inc.	1,872	135,645

		940,957

Real Estate Management & Development – 0.7%
Hongkong Land Holdings Ltd.	21,700	145,390

TOTAL REAL ESTATE		1,086,347

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	5,904	217,208
CenturyLink, Inc.	784	20,839
Frontier Communications Corp.	3,008	12,092
Verizon Communications, Inc.	3,920	188,552

TOTAL TELECOMMUNICATION SERVICES		438,691

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – 3.5%
Electric Utilities – 1.7%
Duke Energy Corp.	1,136	$90,903
Exelon Corp.	2,048	69,775
FirstEnergy Corp.	1,520	52,121
PPL Corp.	1,648	56,592
The Southern Co.	1,603	82,667

		352,058

Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	4,608	54,236
NRG Energy, Inc.	4,032	42,860

		97,096

Multi-Utilities – 1.3%
CenterPoint Energy, Inc.	2,432	55,450
Dominion Resources, Inc.	1,088	81,818
MDU Resources Group, Inc.	2,336	61,226
Public Service Enterprise Group, Inc.	1,368	57,564

		256,058

TOTAL UTILITIES		705,212

TOTAL COMMON STOCKS (Cost $20,255,668)		19,884,578

Money Market Funds – 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.42% (c)	20,281	$20,288
Fidelity Securities Lending Cash Central Fund, 0.48% (c)(d)	102,579	102,600

TOTAL MONEY MARKET FUNDS (Cost $122,860)		122,888

TOTAL INVESTMENT PORTFOLIO – 100.2% (Cost $20,378,528)		20,007,466

NET OTHER ASSETS (LIABILITIES) – (0.2%)		(30,753)

NET ASSETS – 100%		$19,976,713

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income Earned
Fidelity Cash Central Fund	$7
Fidelity Securities Lending Cash Central Fund	3

Total	$10

Other Information

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,352,971	$2,277,184	$75,787	$—
Consumer Staples	1,878,315	1,727,047	151,268	—
Energy	1,408,927	1,408,927	—	—
Financials	2,370,048	2,211,522	158,526	—
Health Care	2,657,565	2,445,166	212,399	—
Industrials	2,097,231	2,023,605	73,626	—
Information Technology	4,276,901	4,276,901	—	—
Materials	612,370	612,370	—	—
Real Estate	1,086,347	1,086,347	—	—
Telecommunication Services	438,691	438,691	—	—

Quarterly Report	4

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Utilities	$705,212	$705,212	$—	$—
Money Market Funds	122,888	122,888	—	—

Total Investments in Securities:	$20,007,466	$19,335,860	$671,606	$—

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $20,378,541. Net unrealized depreciation aggregated $371,075, of which $339,275 related to appreciated investment securities and $710,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

October 31, 2016

1.9880051.100

T18-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 11.9%
Distributors – 0.7%
Genuine Parts Co.	361	$32,703

Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	487	54,821
Yum! Brands, Inc.	468	40,379

		95,200

Media – 1.3%
Comcast Corp. Class A	1,069	66,085

Multiline Retail – 2.0%
Dollar General Corp.	416	28,742
Dollar Tree, Inc. (a)	396	29,918
Target Corp.	580	39,863

		98,523

Specialty Retail – 4.4%
AutoZone, Inc. (a)	48	35,624
O’Reilly Automotive, Inc. (a)	136	35,964
Ross Stores, Inc.	624	39,025
The Home Depot, Inc.	540	65,885
The TJX Companies, Inc.	560	41,300

		217,798

Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc. Class B	912	45,764
VF Corp.	617	33,448

		79,212

TOTAL CONSUMER DISCRETIONARY		589,521

CONSUMER STAPLES – 9.3%
Beverages – 2.9%
Dr Pepper Snapple Group, Inc.	276	24,230
PepsiCo, Inc.	558	59,818
The Coca-Cola Co.	1,452	61,565

		145,613

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	240	35,489
Wal-Mart Stores, Inc.	676	47,333

		82,822

Food Products – 1.1%
General Mills, Inc.	460	28,511
The Hershey Co.	236	24,180

		52,691

Household Products – 2.5%
Church & Dwight Co., Inc.	504	24,323
The Clorox Co.	201	24,124
The Procter & Gamble Co.	900	78,120

		126,567

Tobacco – 1.1%
Altria Group, Inc.	808	53,425

TOTAL CONSUMER STAPLES		461,118

	Shares	Value
ENERGY – 6.8%
Energy Equipment & Services – 1.1%
FMC Technologies, Inc. (a)	532	$17,168
Schlumberger Ltd.	483	37,785

		54,953

Oil, Gas & Consumable Fuels – 5.7%
Chevron Corp.	572	59,917
ConocoPhillips	596	25,896
Exxon Mobil Corp.	1,136	94,652
Kinder Morgan, Inc.	1,032	21,084
ONEOK, Inc.	316	15,304
Parsley Energy, Inc. Class A (a)	408	13,423
Phillips 66	267	21,667
Spectra Energy Corp.	488	20,403
World Fuel Services Corp.	276	11,109

		283,455

TOTAL ENERGY		338,408

FINANCIALS – 11.2%
Banks – 3.4%
The PNC Financial Services Group, Inc.	460	43,976
US Bancorp	1,068	47,804
Wells Fargo & Co.	1,708	78,585

		170,365

Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	650	93,795

Insurance – 5.3%
Arch Capital Group Ltd. (a)	415	32,358
Chubb Ltd.	340	43,180
Cincinnati Financial Corp.	419	29,657
Everest Re Group Ltd.	160	32,563
Marsh & McLennan Cos., Inc.	552	34,991
ProAssurance Corp.	548	29,208
RenaissanceRe Holdings Ltd.	252	31,321
The Progressive Corp.	988	31,132

		264,410

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
MFA Financial, Inc.	3,776	27,603

TOTAL FINANCIALS		556,173

HEALTH CARE – 13.9%
Health Care Equipment & Supplies – 2.2%
Medtronic PLC	804	65,944
The Cooper Cos., Inc.	234	41,193

		107,137

Health Care Providers & Services – 4.1%
Aetna, Inc.	431	46,268
Anthem, Inc.	382	46,551
Cardinal Health, Inc.	563	38,672
UnitedHealth Group, Inc.	512	72,361

		203,852

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 7.6%
Bristol-Myers Squibb Co. Class A	939	$47,805
Eli Lilly & Co.	724	53,460
Johnson & Johnson	988	114,598
Merck & Co., Inc.	1,364	80,094
Pfizer, Inc.	2,608	82,700

		378,657

TOTAL HEALTH CARE		689,646

INDUSTRIALS – 10.3%
Aerospace & Defense – 3.4%
Lockheed Martin Corp.	190	46,812
Northrop Grumman Corp.	194	44,426
Raytheon Co.	304	41,530
Rockwell Collins, Inc.	420	35,414

		168,182

Air Freight & Logistics – 0.7%
CH Robinson Worldwide, Inc.	512	34,878

Commercial Services & Supplies – 2.9%
Republic Services, Inc.	700	36,841
Rollins, Inc.	1,208	37,231
Stericycle, Inc. (a)	392	31,395
Waste Management, Inc.	596	39,133

		144,600

Industrial Conglomerates – 1.1%
3M Co.	331	54,714

Machinery – 0.7%
The Toro Co.	744	35,623

Professional Services – 0.8%
Verisk Analytics, Inc. (a)	444	36,208

Trading Companies & Distributors – 0.7%
WW Grainger, Inc.	164	34,132

TOTAL INDUSTRIALS		508,337

INFORMATION TECHNOLOGY – 21.3%
Electronic Equipment, Instruments & Components – 0.9%
FLIR Systems, Inc.	1,428	47,010

Internet Software & Services – 3.2%
Alphabet, Inc. Class A (a)	195	157,930

IT Services – 7.9%
Amdocs Ltd.	780	45,591
Automatic Data Processing, Inc.	608	52,933
Fiserv, Inc. (a)	472	46,483
International Business Machines Corp.	486	74,693
Jack Henry & Associates, Inc.	521	42,211
Paychex, Inc.	828	45,706
Visa, Inc. Class A	1,016	83,830

		391,447

Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	2,412	84,106

	Shares	Value
Versum Materials, Inc. (a)	63	$1,430

		85,536

Software – 7.6%
CDK Global, Inc.	800	43,688
Intuit, Inc.	464	50,455
Microsoft Corp.	2,660	159,387
Oracle Corp.	1,828	70,232
Synopsys, Inc. (a)	844	50,058

		373,820

TOTAL INFORMATION TECHNOLOGY		1,055,743

MATERIALS – 3.2%
Chemicals – 2.4%
Air Products & Chemicals, Inc.	127	16,944
Ecolab, Inc.	160	18,267
International Flavors & Fragrances, Inc.	107	13,994
Monsanto Co.	216	21,766
Praxair, Inc.	171	20,017
The Scotts Miracle-Gro Co. Class A	160	14,095
The Sherwin-Williams Co.	58	14,202

		119,285

Containers & Packaging – 0.8%
Aptargroup, Inc.	168	12,002
Bemis Co., Inc.	256	12,472
Sonoco Products Co.	256	12,874

		37,348

TOTAL MATERIALS		156,633

REAL ESTATE – 5.9%
Equity Real Estate Investment Trusts (REITs) – 5.9%
American Campus Communities, Inc.	560	29,182
American Tower Corp.	348	40,782
Crown Castle International Corp.	377	34,303
Federal Realty Investment Trust	188	27,303
National Retail Properties, Inc.	580	26,460
Public Storage	159	33,981
Realty Income Corp.	472	27,961
Simon Property Group, Inc.	204	37,936
Ventas, Inc.	468	31,707

TOTAL REAL ESTATE		289,615

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	1,584	58,275
CenturyLink, Inc.	276	7,336
Verizon Communications, Inc.	1,064	51,179

TOTAL TELECOMMUNICATION SERVICES		116,790

UTILITIES – 3.6%
Electric Utilities – 2.3%
American Electric Power Co., Inc.	260	16,858

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
Duke Energy Corp.	280	$22,406
NextEra Energy, Inc.	188	24,064
PPL Corp.	428	14,697
The Southern Co.	408	21,041
Xcel Energy, Inc.	348	14,459

		113,525

Multi-Utilities – 1.0%
Consolidated Edison, Inc.	204	15,412
Dominion Resources, Inc.	276	20,755
DTE Energy Co.	144	13,826

		49,993

	Shares	Value
Water Utilities – 0.3%
American Water Works Co., Inc.	164	$12,143

TOTAL UTILITIES		175,661

TOTAL COMMON STOCKS (Cost $5,061,389)		4,937,645

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $5,061,389)		4,937,645

NET OTHER ASSETS (LIABILITIES) – 0.2%		10,566

NET ASSETS – 100%		$4,948,211

Legend

(a)	Non-income producing.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $5,061,398. Net unrealized depreciation aggregated $123,753, of which $49,545 related to appreciated investment securities and $173,298 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

October 31, 2016

1.9880055.100

T21-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 11.7%
Hotels, Restaurants & Leisure – 1.8%
McDonald’s Corp.	583	$65,628
Vail Resorts, Inc.	272	43,368

		108,996

Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc. (a)	167	131,900

Leisure Products – 0.6%
Mattel, Inc.	1,235	38,940

Media – 2.0%
Comcast Corp. Class A	1,296	80,119
Omnicom Group, Inc.	535	42,703

		122,822

Multiline Retail – 1.1%
Dollar General Corp.	490	33,854
Dollar Tree, Inc. (a)	460	34,753

		68,607

Specialty Retail – 3.5%
Lowe’s Companies, Inc.	735	48,988
The Home Depot, Inc.	655	79,916
The TJX Companies, Inc.	660	48,675
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	164	39,908

		217,487

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	996	35,747

TOTAL CONSUMER DISCRETIONARY		724,499

CONSUMER STAPLES – 9.6%
Beverages – 2.0%
Constellation Brands, Inc. Class A	245	40,944
The Coca-Cola Co.	1,905	80,772

		121,716

Food & Staples Retailing – 0.6%
Sysco Corp.	769	37,004

Food Products – 1.6%
Ingredion, Inc.	255	33,448
The JM Smucker Co.	235	30,858
Tyson Foods, Inc. Class A	515	36,488

		100,794

Household Products – 2.3%
Kimberly-Clark Corp.	348	39,815
The Procter & Gamble Co.	1,175	101,990

		141,805

Tobacco – 3.1%
Altria Group, Inc.	1,060	70,087
Philip Morris International, Inc.	789	76,091
Reynolds American, Inc.	892	49,132

		195,310

TOTAL CONSUMER STAPLES		596,629

	Shares	Value
ENERGY – 6.8%
Energy Equipment & Services – 1.2%
Halliburton Co.	615	$28,290
Schlumberger Ltd.	615	48,111

		76,401

Oil, Gas & Consumable Fuels – 5.6%
Chevron Corp.	726	76,048
Diamondback Energy, Inc. (a)	195	17,802
Exxon Mobil Corp.	1,438	119,814
Occidental Petroleum Corp.	442	32,226
Parsley Energy, Inc. Class A (a)	520	17,108
Pioneer Natural Resources Co.	143	25,600
QEP Resources, Inc.	895	14,383
RSP Permian, Inc. (a)	437	15,776
Spectra Energy Corp.	620	25,922

		344,679

TOTAL ENERGY		421,080

FINANCIALS – 5.1%
Capital Markets – 0.7%
MarketAxess Holdings, Inc.	263	39,650

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	858	123,809

Insurance – 2.4%
Chubb Ltd.	470	59,690
Cincinnati Financial Corp.	590	41,760
Marsh & McLennan Cos., Inc.	775	49,127

		150,577

TOTAL FINANCIALS		314,036

HEALTH CARE – 13.8%
Health Care Equipment & Supplies – 7.0%
Align Technology, Inc. (a)	643	55,247
Becton Dickinson and Co.	399	66,996
Boston Scientific Corp. (a)	2,782	61,204
Edwards Lifesciences Corp. (a)	568	54,085
Intuitive Surgical, Inc. (a)	94	63,175
Medtronic PLC	1,086	89,074
Teleflex, Inc.	330	47,233

		437,014

Health Care Providers & Services – 1.6%
UnitedHealth Group, Inc.	688	97,235

Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co. Class A	1,263	64,299
Johnson & Johnson	1,299	150,671
Pfizer, Inc.	3,474	110,161

		325,131

TOTAL HEALTH CARE		859,380

INDUSTRIALS – 10.2%
Aerospace & Defense – 4.1%
BWX Technologies, Inc.	855	33,533

Quarterly Report	2

	Shares	Value

INDUSTRIALS – continued
Aerospace & Defense – continued
Huntington Ingalls Industries, Inc.	192	$30,981
Lockheed Martin Corp.	200	49,276
Northrop Grumman Corp.	196	44,884
Raytheon Co.	310	42,349
United Technologies Corp.	529	54,064

		255,087

Commercial Services & Supplies – 1.2%
Republic Services, Inc.	675	35,525
Waste Management, Inc.	598	39,265

		74,790

Industrial Conglomerates – 3.6%
3M Co.	358	59,177
General Electric Co.	3,795	110,435
Honeywell International, Inc.	499	54,730

		224,342

Machinery – 1.3%
Illinois Tool Works, Inc.	366	41,567
Xylem, Inc.	710	34,314

		75,881

TOTAL INDUSTRIALS		630,100

INFORMATION TECHNOLOGY – 22.4%
Internet Software & Services – 5.5%
Alphabet, Inc. Class A (a)	240	194,376
Facebook, Inc. Class A (a)	1,114	145,923

		340,299

IT Services – 4.5%
Accenture PLC Class A	639	74,277
Fiserv, Inc. (a)	550	54,164
Jack Henry & Associates, Inc.	601	48,693
Visa, Inc. Class A	1,222	100,827

		277,961

Semiconductors & Semiconductor Equipment – 7.1%
Applied Materials, Inc.	2,266	65,895
Broadcom Ltd.	417	71,007
Intel Corp.	2,916	101,681
KLA-Tencor Corp.	710	53,328
NVIDIA Corp.	1,045	74,362
Texas Instruments, Inc.	1,036	73,401

		439,674

Software – 5.3%
Activision Blizzard, Inc.	1,400	60,438
Adobe Systems, Inc. (a)	675	72,569
Microsoft Corp.	3,282	196,658

		329,665

TOTAL INFORMATION TECHNOLOGY		1,387,599

	Shares	Value

MATERIALS – 3.2%
Chemicals – 2.5%
AdvanSix, Inc. (a)	18	$287
Albemarle Corp.	180	15,039
EI du Pont de Nemours & Co.	440	30,268
Monsanto Co.	247	24,890
Praxair, Inc.	190	22,241
The Dow Chemical Co.	565	30,403
The Sherwin-Williams Co.	65	15,916
The Valspar Corp.	135	13,446

		152,490

Construction Materials – 0.3%
Vulcan Materials Co.	145	16,414

Containers & Packaging – 0.2%
Avery Dennison Corp.	185	12,911

Metals & Mining – 0.2%
Newmont Mining Corp.	430	15,927

TOTAL MATERIALS		197,742

REAL ESTATE – 11.3%
Equity Real Estate Investment Trusts (REITs) – 11.3%
American Campus Communities, Inc.	800	41,688
DCT Industrial Trust, Inc.	867	40,532
Digital Realty Trust, Inc.	443	41,390
DuPont Fabros Technology, Inc.	900	36,729
Education Realty Trust, Inc.	885	37,692
Equinix, Inc.	132	47,161
Equity Lifestyle Properties, Inc.	535	40,575
Federal Realty Investment Trust	270	39,212
Healthcare Realty Trust, Inc.	1,180	37,630
Highwoods Properties, Inc.	775	38,463
Kimco Realty Corp.	1,451	38,611
National Retail Properties, Inc.	835	38,093
Prologis, Inc.	924	48,196
Public Storage	222	47,446
Realty Income Corp.	672	39,809
Regency Centers Corp.	526	37,909
Simon Property Group, Inc.	280	52,069

TOTAL REAL ESTATE		703,205

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	2,012	74,021
Level 3 Communications, Inc. (a)	205	11,511
Verizon Communications, Inc.	1,352	65,031

TOTAL TELECOMMUNICATION SERVICES		150,563

UTILITIES – 3.3%
Electric Utilities – 1.8%
NextEra Energy, Inc.	275	35,200
The Southern Co.	600	30,942

3	Quarterly Report

Investments (Unaudited) – continued

	Shares	Value
UTILITIES – continued
Electric Utilities – continued
Westar Energy, Inc.	356	$20,406
Xcel Energy, Inc.	540	22,437

		108,985

Gas Utilities – 0.3%
ONE Gas, Inc.	280	17,158

Multi-Utilities – 0.9%
NiSource, Inc.	760	17,678
SCANA Corp.	270	19,807
WEC Energy Group, Inc.	360	21,499

		58,984

	Shares	Value
Water Utilities – 0.3%
American Water Works Co., Inc.	267	$19,769

TOTAL UTILITIES		204,896

TOTAL COMMON STOCKS (Cost $6,320,463)		6,189,729

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $6,320,463)		6,189,729

NET OTHER ASSETS (LIABILITIES) – 0.2%		13,917

NET ASSETS – 100%		$6,203,646

Legend

(a)	Non-income producing.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $6,320,475. Net unrealized depreciation aggregated $130,746, of which $72,966 related to appreciated investment securities and $203,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

October 31, 2016

1.9880057.100

T22-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.5%
Hotels, Restaurants & Leisure – 4.1%
Domino’s Pizza, Inc.	221	$37,402
Marriott International, Inc. Class A	468	32,152
McDonald’s Corp.	469	52,795
Starbucks Corp.	905	48,028
Yum! Brands, Inc.	443	38,222

		208,599

Internet & Direct Marketing Retail – 1.0%
The Priceline Group, Inc. (a)	34	50,124

Media – 3.2%
Comcast Corp. Class A	1,033	63,860
Sirius XM Holdings, Inc. (a)	7,744	32,292
The Walt Disney Co.	679	62,937

		159,089

Specialty Retail – 3.5%
O’Reilly Automotive, Inc. (a)	129	34,113
Ross Stores, Inc.	592	37,024
The Home Depot, Inc.	523	63,811
The TJX Companies, Inc.	536	39,530

		174,478

Textiles, Apparel & Luxury Goods – 0.7%
Michael Kors Holdings Ltd. (a)	660	33,515

TOTAL CONSUMER DISCRETIONARY		625,805

CONSUMER STAPLES – 9.1%
Beverages – 1.8%
Dr Pepper Snapple Group, Inc.	299	26,249
The Coca-Cola Co.	1,503	63,727

		89,976

Food Products – 0.5%
Mead Johnson Nutrition Co.	327	24,450

Household Products – 4.0%
Church & Dwight Co., Inc.	555	26,784
Colgate-Palmolive Co.	546	38,963
Kimberly-Clark Corp.	276	31,577
The Clorox Co.	215	25,804
The Procter & Gamble Co.	925	80,290

		203,418

Personal Products – 0.5%
Herbalife Ltd. (a)	383	23,241

Tobacco – 2.3%
Altria Group, Inc.	836	55,276
Philip Morris International, Inc.	622	59,986

		115,262

TOTAL CONSUMER STAPLES		456,347

ENERGY – 6.6%
Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	360	19,944
Core Laboratories N.V.	116	11,248

	Shares	Value
National Oilwell Varco, Inc.	460	$14,766
Oceaneering International, Inc.	456	10,853
Schlumberger Ltd.	482	37,707

		94,518

Oil, Gas & Consumable Fuels – 4.7%
Chevron Corp.	574	60,127
Exxon Mobil Corp.	1,132	94,318
Kinder Morgan, Inc.	1,036	21,165
Marathon Petroleum Corp.	423	18,439
Phillips 66	267	21,667
Valero Energy Corp.	340	20,142

		235,858

TOTAL ENERGY		330,376

FINANCIALS – 10.3%
Banks – 4.9%
Bank of Hawaii Corp.	516	38,777
Bank of the Ozarks, Inc.	990	36,590
East West Bancorp, Inc.	1,060	41,881
Signature Bank (a)	299	36,047
US Bancorp	1,205	53,936
Western Alliance Bancorp (a)	1,024	38,257

		245,488

Capital Markets – 4.6%
CBOE Holdings, Inc.	516	32,616
FactSet Research Systems, Inc.	207	32,027
Moody’s Corp.	371	37,293
Morgan Stanley	1,572	52,772
S&P Global, Inc.	348	42,404
SEI Investments Co.	780	34,578

		231,690

Consumer Finance – 0.8%
Synchrony Financial	1,429	40,855

TOTAL FINANCIALS		518,033

HEALTH CARE – 13.8%
Biotechnology – 6.4%
AbbVie, Inc.	1,004	56,003
Amgen, Inc.	416	58,723
Biogen, Inc. (a)	182	50,993
Celgene Corp. (a)	537	54,871
Gilead Sciences, Inc.	830	61,113
United Therapeutics Corp. (a)	335	40,223

		321,926

Health Care Equipment & Supplies – 0.9%
Intuitive Surgical, Inc. (a)	68	45,701

Life Sciences Tools & Services – 0.9%
Mettler-Toledo International, Inc. (a)	110	44,449

Pharmaceuticals – 5.6%
Johnson & Johnson	987	114,482
Merck & Co., Inc.	1,368	80,329

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	2,611	$82,795

		277,606

TOTAL HEALTH CARE		689,682

INDUSTRIALS – 10.2%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	176	43,363
The Boeing Co.	367	52,272

		95,635

Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	625	32,169

Airlines – 1.5%
Alaska Air Group, Inc.	480	34,666
Delta Air Lines, Inc.	985	41,143

		75,809

Commercial Services & Supplies – 0.7%
Rollins, Inc.	1,086	33,470

Electrical Equipment – 0.7%
Rockwell Automation, Inc.	288	34,479

Industrial Conglomerates – 2.0%
3M Co.	311	51,408
Honeywell International, Inc.	435	47,711

		99,119

Machinery – 0.7%
Illinois Tool Works, Inc.	330	37,478

Professional Services – 1.2%
The Dun & Bradstreet Corp.	218	27,217
Verisk Analytics, Inc. (a)	396	32,294

		59,511

Road & Rail – 0.9%
Union Pacific Corp.	516	45,501

TOTAL INDUSTRIALS		513,171

INFORMATION TECHNOLOGY – 21.9%
Communications Equipment – 0.8%
F5 Networks, Inc. (a)	281	38,837

Internet Software & Services – 5.7%
Alphabet, Inc. Class A (a)	180	145,782
Facebook, Inc. Class A (a)	815	106,757
VeriSign, Inc. (a)	411	34,532

		287,071

IT Services – 4.3%
Accenture PLC Class A	435	50,564
Mastercard, Inc. Class A	572	61,215
Paychex, Inc.	634	34,997
Visa, Inc. Class A	864	71,289

		218,065

	Shares	Value
Semiconductors & Semiconductor Equipment – 1.7%
Linear Technology Corp.	608	$36,516
Texas Instruments, Inc.	709	50,233
Versum Materials, Inc. (a)	55	1,248

		87,997

Software – 5.7%
Aspen Technology, Inc. (a)	804	39,589
Check Point Software Technologies Ltd. (a)	460	38,898
Microsoft Corp.	2,448	146,684
Oracle Corp.	1,543	59,282

		284,453

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	1,618	183,708

TOTAL INFORMATION TECHNOLOGY		1,100,131

MATERIALS – 3.2%
Chemicals – 2.9%
AdvanSix, Inc. (a)	17	271
Air Products & Chemicals, Inc.	110	14,676
Celanese Corp. Class A	184	13,417
Ecolab, Inc.	140	15,984
International Flavors & Fragrances, Inc.	90	11,770
LyondellBasell Industries N.V. Class A	208	16,547
Monsanto Co.	194	19,549
Praxair, Inc.	150	17,559
The Dow Chemical Co.	444	23,892
The Sherwin-Williams Co.	51	12,488

		146,153

Containers & Packaging – 0.3%
International Paper Co.	304	13,689

TOTAL MATERIALS		159,842

REAL ESTATE – 6.6%
Equity Real Estate Investment Trusts (REITs) – 6.6%
AvalonBay Communities, Inc.	222	38,002
Equity Residential	604	37,297
Essex Property Trust, Inc.	165	35,325
HCP, Inc.	1,002	34,319
National Retail Properties, Inc.	688	31,387
Prologis, Inc.	762	39,746
Public Storage	184	39,324
Realty Income Corp.	552	32,700
Simon Property Group, Inc.	230	42,771

TOTAL REAL ESTATE		330,871

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	1,580	58,128
SBA Communications Corp. Class A (a)	71	8,043
Verizon Communications, Inc.	1,061	51,034

TOTAL TELECOMMUNICATION SERVICES		117,205

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – 3.2%
Electric Utilities – 1.2%
IDACORP, Inc.	192	$15,051
NextEra Energy, Inc.	223	28,544
OGE Energy Corp.	511	15,861

		59,456

Gas Utilities – 0.3%
UGI Corp.	352	16,294

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	1,312	15,442

Multi-Utilities – 1.4%
Ameren Corp.	339	16,933
CenterPoint Energy, Inc.	708	16,143
Consolidated Edison, Inc.	257	19,416

	Shares	Value
WEC Energy Group, Inc.	300	$17,916

		70,408

TOTAL UTILITIES		161,600

TOTAL COMMON STOCKS (Cost $5,072,425)		5,003,063

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $5,072,425)		5,003,063

NET OTHER ASSETS (LIABILITIES) – 0.2%		12,191

NET ASSETS – 100%		$5,015,254

Legend

(a)	Non-income producing.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $5,072,431. Net unrealized depreciation aggregated $69,368, of which $92,900 related to appreciated investment securities and $162,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Factor ETF

October 31, 2016

1.9880059.100

T23-QTLY-1216

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.7%
Automobiles – 1.9%
Ford Motor Co.	4,960	$58,231
General Motors Co.	1,930	60,988

		119,219

Diversified Consumer Services – 0.8%
H&R Block, Inc.	1,995	45,825

Hotels, Restaurants & Leisure – 2.7%
McDonald’s Corp.	648	72,945
Royal Caribbean Cruises Ltd.	677	52,041
Wyndham Worldwide Corp.	700	46,088

		171,074

Media – 3.2%
The Walt Disney Co.	926	85,831
Time Warner, Inc.	823	73,239
Viacom, Inc. Class B	1,166	43,795

		202,865

Multiline Retail – 1.7%
Kohl’s Corp.	1,240	54,250
Target Corp.	795	54,640

		108,890

Specialty Retail – 1.6%
Bed Bath & Beyond, Inc.	1,105	44,664
Best Buy Co., Inc.	1,460	56,809

		101,473

Textiles, Apparel & Luxury Goods – 0.8%
Michael Kors Holdings Ltd. (a)	980	49,764

TOTAL CONSUMER DISCRETIONARY		799,110

CONSUMER STAPLES – 9.1%
Beverages – 2.4%
PepsiCo, Inc.	675	72,360
The Coca-Cola Co.	1,782	75,557

		147,917

Food & Staples Retailing – 2.3%
CVS Health Corp.	596	50,124
The Kroger Co.	1,116	34,574
Wal-Mart Stores, Inc.	820	57,416

		142,114

Food Products – 1.5%
Archer-Daniels-Midland Co.	797	34,725
Bunge Ltd.	457	28,339
Tyson Foods, Inc. Class A	457	32,378

		95,442

Household Products – 1.5%
The Procter & Gamble Co.	1,100	95,480

Personal Products – 0.4%
Herbalife Ltd. (a)	420	25,486

	Shares	Value
Tobacco – 1.0%
Altria Group, Inc.	987	$65,260

TOTAL CONSUMER STAPLES		571,699

ENERGY – 6.6%
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	420	23,268
Schlumberger Ltd.	583	45,608

		68,876

Oil, Gas & Consumable Fuels – 5.5%
Chevron Corp.	693	72,592
ConocoPhillips	712	30,936
Exxon Mobil Corp.	1,383	115,232
HollyFrontier Corp.	592	14,770
Kinder Morgan, Inc.	1,220	24,925
Marathon Petroleum Corp.	495	21,577
Phillips 66	315	25,562
Tesoro Corp.	220	18,693
Valero Energy Corp.	398	23,578

		347,865

TOTAL ENERGY		416,741

FINANCIALS – 16.0%
Banks – 5.8%
Bank of America Corp.	5,155	85,058
Citigroup, Inc.	1,575	77,411
JPMorgan Chase & Co.	1,555	107,699
Wells Fargo & Co.	2,009	92,434

		362,602

Capital Markets – 0.8%
Morgan Stanley	1,541	51,731

Consumer Finance – 3.2%
Ally Financial, Inc.	1,810	32,707
American Express Co.	720	47,822
Capital One Financial Corp.	615	45,535
Discover Financial Services	665	37,459
Synchrony Financial	1,353	38,682

		202,205

Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc. Class B (a)	768	110,823
Voya Financial, Inc.	1,191	36,385

		147,208

Insurance – 1.4%
Lincoln National Corp.	785	38,536
MetLife, Inc.	1,105	51,891

		90,427

Mortgage Real Estate Investment Trusts (REITs) – 2.5%
AGNC Investment Corp.	1,650	33,099
Annaly Capital Management, Inc.	3,090	32,013
Chimera Investment Corp.	1,915	30,008
New Residential Investment Corp.	2,265	31,619

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
Starwood Property Trust, Inc.	1,455	$32,359

		159,098

TOTAL FINANCIALS		1,013,271

HEALTH CARE – 13.4%
Biotechnology – 3.3%
Amgen, Inc.	536	75,662
Gilead Sciences, Inc.	1,073	79,005
United Therapeutics Corp. (a)	445	53,431

		208,098

Health Care Providers & Services – 4.5%
Aetna, Inc.	570	61,190
Anthem, Inc.	505	61,539
Cigna Corp.	499	59,296
McKesson Corp.	345	43,874
WellCare Health Plans, Inc. (a)	502	56,982

		282,881

Pharmaceuticals – 5.6%
Johnson & Johnson	1,252	145,219
Merck & Co., Inc.	1,755	103,054
Pfizer, Inc.	3,344	106,038

		354,311

TOTAL HEALTH CARE		845,290

INDUSTRIALS – 10.6%
Aerospace & Defense – 1.9%
Spirit AeroSystems Holdings, Inc. Class A (a)	1,015	51,115
The Boeing Co.	507	72,212

		123,327

Airlines – 3.5%
Delta Air Lines, Inc.	1,416	59,146
JetBlue Airways Corp. (a)	2,635	46,060
Southwest Airlines Co.	1,379	55,229
United Continental Holdings, Inc. (a)	1,045	58,761

		219,196

Construction & Engineering – 0.7%
Chicago Bridge & Iron Co. N.V.	1,320	42,266

Machinery – 2.2%
Cummins, Inc.	398	50,872
PACCAR, Inc.	860	47,231
Trinity Industries, Inc.	1,930	41,206

		139,309

Professional Services – 0.8%
ManpowerGroup, Inc.	655	50,304

Trading Companies & Distributors – 1.5%
AerCap Holdings N.V. (a)	1,262	51,881

	Shares	Value
United Rentals, Inc. (a)	590	$44,639

		96,520

TOTAL INDUSTRIALS		670,922

INFORMATION TECHNOLOGY – 21.0%
Communications Equipment – 1.4%
Cisco Systems, Inc.	2,825	86,671

Internet Software & Services – 3.6%
Alphabet, Inc. Class A (a)	223	180,608
eBay, Inc. (a)	1,646	46,927

		227,535

IT Services – 3.3%
Cognizant Technology Solutions Corp. Class A (a)	883	45,342
International Business Machines Corp.	518	79,611
Teradata Corp. (a)	1,360	36,666
Xerox Corp.	4,480	43,770

		205,389

Semiconductors & Semiconductor Equipment – 2.6%
Intel Corp.	2,597	90,558
QUALCOMM, Inc.	1,113	76,485

		167,043

Software – 4.8%
Microsoft Corp.	3,044	182,396
Oracle Corp.	1,933	74,266
VMware, Inc. Class A (a)	613	48,182

		304,844

Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	2,009	228,102
HP, Inc.	3,425	49,628
Western Digital Corp.	1,018	59,492

		337,222

TOTAL INFORMATION TECHNOLOGY		1,328,704

MATERIALS – 3.2%
Chemicals – 1.8%
Celanese Corp. Class A	273	19,907
Eastman Chemical Co.	270	19,416
LyondellBasell Industries N.V. Class A	298	23,706
The Dow Chemical Co.	605	32,555
The Mosaic Co.	655	15,412

		110,996

Containers & Packaging – 0.6%
International Paper Co.	440	19,813
WestRock Co.	410	18,938

		38,751

Metals & Mining – 0.8%
Newmont Mining Corp.	480	17,779
Nucor Corp.	370	18,074

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Steel Dynamics, Inc.	630	$17,300

		53,153

TOTAL MATERIALS		202,900

REAL ESTATE – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Equity Residential	576	35,568
Host Hotels & Resorts, Inc.	1,990	30,805
Sunstone Hotel Investors, Inc.	2,405	30,207

TOTAL REAL ESTATE		96,580

TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	1,950	71,740
CenturyLink, Inc.	340	9,037
Verizon Communications, Inc.	1,305	62,771

TOTAL TELECOMMUNICATION SERVICES		143,548

UTILITIES – 3.4%
Electric Utilities – 2.5%
American Electric Power Co., Inc.	355	23,018
Duke Energy Corp.	370	29,607

	Shares	Value
Entergy Corp.	233	$17,168
Exelon Corp.	665	22,657
FirstEnergy Corp.	560	19,202
Great Plains Energy, Inc.	535	15,215
NextEra Energy, Inc.	248	31,744

		158,611

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	1,345	15,831

Multi-Utilities – 0.6%
Consolidated Edison, Inc.	273	20,625
Public Service Enterprise Group, Inc.	470	19,778

		40,403

TOTAL UTILITIES		214,845

TOTAL COMMON STOCKS (Cost $6,343,812)		6,303,610

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $6,343,812)		6,303,610

NET OTHER ASSETS (LIABILITIES) – 0.2%		11,418

NET ASSETS – 100%		$6,315,028

Legend

(a)	Non-income producing.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $6,343,812. Net unrealized depreciation aggregated $40,202, of which $135,619 related to appreciated investment securities and $175,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to

Quarterly Report	4

the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016